NATIONWIDE VL

SEPARATE

ACCOUNT-G

Annual Report

To

Policyholders

December 31, 2025

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life and Annuity Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life and Annuity Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 1 (AMVGG1)

American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)1

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)1

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco V.I. International Growth Fund: Series I (OVIG)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Institutional Shares (JAGTIS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)1

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class Y (NVCCAY)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class Y (NVCCNY)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class Y (NVCMAY)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class Y (NVCMDY)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class Y (NVCRAY)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class Y (NVCRBY)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class (WRCEP)1

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class (WRI2P)1

Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class (WRIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class (WRPAP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class (WRPCP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class (WRPMP)1

Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class (WRSCP)1

Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class (WRSCV)1

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (PIVB2)1

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)1

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 14, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 18, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 21, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 24, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 12, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)

NORTHERN LIGHTS

Northern Lights Variable Trust - Bain Capital Equity Opportunities Fund: Class 2 (NOBEO2)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 30, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 3, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I (NJMIM1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
ABTGB		2,347		$73,283		$71,013		$-		$71,013		$-		$71,013
ALVDAA		14,242		147,187		155,092		-		155,092		-		155,092
ALVGIA		2,079		63,989		65,992		-		65,992		-		65,992
ALVIVB		27,093		477,873		564,077		1		564,078		-		564,078
ALVSVA		334,993		5,630,460		5,557,529		-		5,557,529		-		5,557,529
ALVSVB		345		5,693		5,621		-		5,621		-		5,621
APTGBS		37,279		1,516,709		1,444,941		-		1,444,941		1,569		1,443,372
ALCAI2		2,065		283,179		266,098		1,423		267,521		-		267,521
WFVSCG		8,369		75,293		80,338		-		80,338		-		80,338
AAEIP3		9,340		134,143		117,410		-		117,410		204		117,206
AFGF		36,463		4,791,527		5,143,539		24,918		5,168,457		-		5,168,457
AMVAA2		950,020		24,521,291		25,698,032		3		25,698,035		-		25,698,035
AMVAA4		7,623		201,602		204,078		-		204,078		-		204,078
AMVBC4		531,443		8,397,807		9,326,832		1		9,326,833		-		9,326,833
AMVBD4		38,846		368,146		361,652		-		361,652		-		361,652
AMVGG1		21,251		776,692		824,315		-		824,315		-		824,315
AMVGI1		51,552		3,413,429		3,491,622		1		3,491,623		-		3,491,623
AMVGI4		5,737		360,969		371,611		5		371,616		-		371,616
AMVGR4		12,834		1,589,740		1,724,775		-		1,724,775		-		1,724,775
AMVGS4		28,671		521,716		543,898		-		543,898		-		543,898
AMVGV2		158,528		1,561,527		1,547,233		-		1,547,233		1		1,547,232
AMVI4		19,709		387,705		430,237		-		430,237		-		430,237
AMVNW1		16,111		479,641		523,133		12,494		535,627		-		535,627
AMVNW2		222,350		5,764,660		7,121,870		-		7,121,870		-		7,121,870
AMVNW4		39,847		1,162,170		1,263,543		-		1,263,543		1		1,263,542
AMVWM1		145,355		2,463,329		2,642,548		25,396		2,667,944		-		2,667,944
BRVGA1		1,059,700		18,038,227		18,693,108		325		18,693,433		-		18,693,433
BRVHY3		57,546		387,605		405,123		2,076		407,199		-		407,199
BRVHYI		1,173,207		8,129,381		8,259,377		40,147		8,299,524		-		8,299,524
BRVTR1		145,281		1,471,253		1,487,676		26,505		1,514,181		-		1,514,181
BRVTR3		18,954		188,699		191,623		818		192,441		-		192,441
MLVGA2		98,893		1,666,976		1,728,652		-		1,728,652		1		1,728,651
MLVGA3		6,032		84,849		80,465		-		80,465		-		80,465
DSIF		21,500		1,572,368		1,873,699		-		1,873,699		-		1,873,699
DVSCS		333,411		5,674,346		6,004,735		1		6,004,736		-		6,004,736

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
CLSCV1		11,243		137,005		142,229		1		142,230		-		142,230
CLVGT2		17,437		461,977		592,351		-		592,351		-		592,351
CLVLD1		12,625		121,126		120,062		-		120,062		-		120,062
CSCRS		5,794		110,498		115,307		-		115,307		-		115,307
DFVEA		218,095		3,579,049		4,021,674		-		4,021,674		-		4,021,674
DFVGB		3,309,249		33,492,398		32,265,175		2,225		32,267,400		-		32,267,400
DFVGMI		955,933		14,973,601		17,321,509		11		17,321,520		-		17,321,520
DFVIPS		756,508		7,174,575		7,012,830		1,731		7,014,561		-		7,014,561
DFVIS		3,130,736		37,896,579		46,272,284		-		46,272,284		9,934		46,262,350
DFVIV		3,637,574		48,664,686		67,404,243		-		67,404,243		172		67,404,071
DFVSTF		2,752,028		28,046,519		27,712,922		400		27,713,322		-		27,713,322
DFVULV		1,945,859		59,197,286		67,929,924		499		67,930,423		-		67,930,423
DFVUTV		2,213,118		45,897,591		49,308,277		51		49,308,328		-		49,308,328
DSGIBA		671,477		14,657,477		15,007,507		8,069		15,015,576		-		15,015,576
DSVCGA		14,783		639,169		635,093		-		635,093		2,782		632,311
FQB		62,806		675,033		664,486		-		664,486		-		664,486
FVU2		2,300		21,746		23,915		-		23,915		-		23,915
FB2		16,531		381,629		420,710		-		420,710		87		420,623
FC2		5,794		326,382		329,436		-		329,436		-		329,436
FCP		27,032		1,626,194		1,618,931		22,039		1,640,970		-		1,640,970
FCS		888,136		48,963,615		52,693,119		-		52,693,119		14,199		52,678,920
FDSCS2		29,863		527,885		602,931		-		602,931		712		602,219
FEIS		553,921		13,544,161		16,152,342		246		16,152,588		-		16,152,588
FEMS		1,066,207		12,884,830		16,910,041		-		16,910,041		25,250		16,884,791
FF10S		132,811		1,650,737		1,610,997		4		1,611,001		-		1,611,001
FF20S		263,535		3,539,616		3,476,026		1		3,476,027		-		3,476,027
FF30S		742,609		10,877,689		13,077,343		-		13,077,343		3		13,077,340
FG2		17,941		1,723,334		1,666,367		-		1,666,367		4		1,666,363
FGO2		773		71,627		74,484		4		74,488		-		74,488
FGP		17,081		1,759,599		1,669,167		-		1,669,167		-		1,669,167
FGS		1,392,049		132,873,154		134,416,258		141		134,416,399		-		134,416,399
FIGBP		61,976		706,294		704,053		36,633		740,686		-		740,686
FIGBP2		22,562		244,919		247,507		-		247,507		-		247,507

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
FIGBS		879,788		9,823,636		9,836,025		-		9,836,025		1		9,836,024
FMC2		12,810		477,342		450,532		-		450,532		1		450,531
FMCS		354,361		12,711,881		13,036,947		-		13,036,947		148		13,036,799
FNRS2		566,704		13,984,193		15,357,669		-		15,357,669		91		15,357,578
FOS		465,505		11,818,244		12,717,593		598		12,718,191		-		12,718,191
FRESS		346,080		6,202,140		6,132,529		-		6,132,529		13,789		6,118,740
FVFRHI		1,816		18,036		17,527		-		17,527		-		17,527
FVICA2		13,381		317,426		351,239		1		351,240		-		351,240
FVSIS2		5		52		51		-		51		-		51
FVSS		908		13,045		14,402		-		14,402		-		14,402
FVSS2		191,912		3,061,411		3,103,213		2		3,103,215		-		3,103,215
FEOVF		4,689		125,764		130,919		-		130,919		-		130,919
FTVDM2		11,933		101,688		144,146		-		144,146		-		144,146
FTVFA1		115,759		580,125		648,253		-		648,253		-		648,253
FTVFA2		265,327		1,486,166		1,469,913		-		1,469,913		1		1,469,912
FTVGB1		300,539		4,480,294		4,207,547		1		4,207,548		-		4,207,548
FTVGI2		71,663		1,059,863		943,798		-		943,798		10		943,788
FTVIS1		325,375		5,004,458		5,212,509		-		5,212,509		-		5,212,509
FTVIS2		31,747		469,501		481,288		-		481,288		-		481,288
FTVMD1		281,468		5,618,484		5,651,875		-		5,651,875		2		5,651,873
FTVSC1		6,949		133,142		129,601		-		129,601		-		129,601
FTVSVI		232,001		3,214,217		3,466,102		-		3,466,102		-		3,466,102
FTVUG1		68,312		726,281		735,716		-		735,716		-		735,716
TIF2		40,983		582,261		664,740		-		664,740		-		664,740
GVGMNS		11,781		138,030		135,005		24		135,029		-		135,029
GVFRB		3,188		79,121		74,952		-		74,952		1		74,951
GVTRBE		6,307		90,808		92,779		-		92,779		-		92,779
RBF		3,740		339,717		346,616		-		346,616		2,313		344,303
RELF		1,044		201,126		223,867		1,037		224,904		-		224,904
RESF		9		2,633		2,649		2		2,651		-		2,651
RHCF		82		6,943		6,542		-		6,542		-		6,542
RINF		198		21,536		22,032		-		22,032		-		22,032
ROF		2,919		255,465		282,324		-		282,324		1		282,323

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
RPMF		1,598		116,435		155,158		-		155,158		4,027		151,131
RREF		30		1,177		1,142		-		1,142		-		1,142
RTEC		4,653		1,111,752		1,131,687		-		1,131,687		1,420		1,130,267
RTRF		8		676		779		-		779		-		779
RUTL		191		7,525		8,264		-		8,264		-		8,264
RVARS		44,746		1,149,674		1,050,640		-		1,050,640		1		1,050,639
RVLCG		300		15,025		16,754		-		16,754		-		16,754
RVLCV		251		15,463		16,499		-		16,499		-		16,499
RVMCV		111		5,430		5,335		-		5,335		-		5,335
RVMFU		1,988		31,631		33,443		-		33,443		-		33,443
RVSCG		434		23,221		24,934		-		24,934		-		24,934
RVSCV		90		7,325		7,902		-		7,902		-		7,902
AVMCCI		34,458		359,229		379,387		9		379,396		-		379,396
IVBRA1		237,761		2,082,657		2,049,503		3,055		2,052,558		-		2,052,558
IVCPBI		15,492		88,715		90,630		-		90,630		-		90,630
IVRE		163		2,196		2,304		-		2,304		-		2,304
OVAG		9,355		621,886		703,592		14		703,606		-		703,606
OVGS		45,448		1,708,558		1,724,765		53		1,724,818		-		1,724,818
OVIG		6,116,449		12,779,399		11,865,910		212		11,866,122		-		11,866,122
OVSB		101,471		476,109		463,723		4		463,727		-		463,727
OVSC		350,117		9,823,263		9,992,331		-		9,992,331		242		9,992,089
JABIN		1,946		107,932		108,707		-		108,707		-		108,707
JACAS		6,162		288,844		319,605		-		319,605		3		319,602
JAEI		154,702		12,392,770		12,929,985		-		12,929,985		1		12,929,984
JAFBS		5,146		56,240		57,329		-		57,329		-		57,329
JAGSEI		29,275		348,349		377,942		-		377,942		-		377,942
JAGTIS		17,297		410,286		414,089		-		414,089		-		414,089
JAGTS		4,323,306		73,004,170		103,499,949		9,700		103,509,649		-		103,509,649
JAIG		3,461		164,397		193,187		-		193,187		-		193,187
JAIGS		11,227		562,988		595,266		-		595,266		8,435		586,831
JAMGS		386,236		27,429,910		28,330,435		-		28,330,435		151		28,330,284
JAWGS		6,663		485,821		509,206		1		509,207		-		509,207
JMCVIN		1,279		22,535		22,723		-		22,723		-		22,723

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
LPVCII		325,649		7,100,169		6,594,382		-		6,594,382		-		6,594,382
LVCLGI		135,389		6,584,930		6,512,234		-		6,512,234		1		6,512,233
SBVSG		4,180		117,416		117,868		-		117,868		-		117,868
SBVSG2		31,913		829,568		820,477		1		820,478		-		820,478
LACIP2		56,048		540,266		505,945		357		506,302		-		506,302
LACIPS		37,212		343,659		336,249		-		336,249		1		336,248
LACMV2		57,145		1,122,075		1,105,706		5		1,105,711		-		1,105,711
LOVBD		4,171		44,152		44,250		-		44,250		-		44,250
LOVTRC		2,337,862		34,384,952		33,197,639		198		33,197,837		-		33,197,837
MFBIE		249,080		3,446,446		4,403,734		15		4,403,749		-		4,403,749
MFBOV		358,063		5,526,055		6,101,401		27		6,101,428		-		6,101,428
MFFCA		269,713		6,904,505		6,616,050		42		6,616,092		-		6,616,092
MFTCG		336,582		10,469,989		10,033,498		198		10,033,696		-		10,033,696
MMCGSC		157,773		1,188,672		1,036,567		-		1,036,567		1		1,036,566
MNDIC		293,387		5,019,509		4,576,831		-		4,576,831		-		4,576,831
MNDSC		9,336		106,366		112,968		-		112,968		-		112,968
MV2RIS		23,793		447,162		482,282		-		482,282		-		482,282
MV3LMI		23,011		234,446		235,173		-		235,173		-		235,173
MV3LMS		12,027		124,571		122,915		-		122,915		-		122,915
MV3MVI		1,886,440		19,226,688		19,071,913		-		19,071,913		153		19,071,760
MVFIC		214,516		4,644,249		4,775,118		23,413		4,798,531		-		4,798,531
MVIGIC		1,024,817		16,407,342		18,385,216		-		18,385,216		21,251		18,363,965
MVIVIC		425,189		12,483,280		15,719,242		2		15,719,244		-		15,719,244
MVIVSC		1,469		38,180		53,117		-		53,117		1		53,116
MVUIC		68,801		2,497,233		2,595,865		-		2,595,865		-		2,595,865
MVUSC		484		17,051		17,810		-		17,810		-		17,810
MGRFV		17,552		208,707		198,514		-		198,514		-		198,514
DTRTFB		205,725		1,723,351		1,703,402		-		1,703,402		6,556		1,696,846
DTRTFY		5,326		45,350		44,150		-		44,150		-		44,150
EIF		200,221		4,032,165		4,653,130		-		4,653,130		-		4,653,130
GBF		251,168		2,397,563		2,391,117		6		2,391,123		-		2,391,123
GEM		1,311,973		15,869,066		19,509,031		6		19,509,037		-		19,509,037
GIG		751,351		11,180,214		11,615,882		32		11,615,914		-		11,615,914

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
GVAAA2		3,367,182		90,531,490		104,315,313		-		104,315,313		329		104,314,984
GVABD2		110,023		1,274,917		1,291,671		-		1,291,671		-		1,291,671
GVAGG2		207,780		7,193,679		9,175,572		-		9,175,572		-		9,175,572
GVAGI2		64,692		3,875,277		5,212,258		-		5,212,258		-		5,212,258
GVAGR2		99,854		10,311,663		16,083,470		-		16,083,470		-		16,083,470
GVDMA		857,713		8,867,193		10,095,278		3		10,095,281		-		10,095,281
GVDMC		62,285		640,737		678,903		-		678,903		2		678,901
GVEX1		38,485,013		396,888,023		508,002,176		-		508,002,176		6,715		507,995,461
GVEXD		784,935		9,323,883		10,447,485		5		10,447,490		-		10,447,490
GVIDA		187,700		2,080,358		2,533,949		-		2,533,949		-		2,533,949
GVIDC		46,934		471,872		499,844		2		499,846		-		499,846
GVIDM		411,229		3,854,776		4,437,156		-		4,437,156		-		4,437,156
GVIX2		206,162		2,231,911		2,721,342		13		2,721,355		-		2,721,355
GVIXY		53,394		619,918		707,998		3		708,001		-		708,001
HIBF		741,997		4,589,811		4,303,582		92		4,303,674		-		4,303,674
IDPG		609,257		6,603,809		7,609,615		-		7,609,615		1		7,609,614
IDPGI		229,423		2,459,530		2,810,430		-		2,810,430		3		2,810,427
MCIF		1,690,457		34,516,050		33,656,991		-		33,656,991		20,525		33,636,466
MCIFD		45,071		910,673		901,422		-		901,422		2		901,420
MSBF		483,727		4,314,066		4,353,545		9		4,353,554		-		4,353,554
NCPG		704,389		8,509,866		10,424,962		1		10,424,963		-		10,424,963
NCPGI		1,808,841		23,626,084		25,396,130		1,993		25,398,123		-		25,398,123
NFDIW1		686,041		8,655,789		8,808,768		-		8,808,768		-		8,808,768
NJMIM1		1,227,947		12,684,112		12,611,012		-		12,611,012		1		12,611,011
NJMIM2		14,965		154,343		153,394		-		153,394		-		153,394
NJNDE2		36,597		780,330		869,177		17,424		886,601		-		886,601
NLCG1		274,079		5,106,225		5,117,056		-		5,117,056		1		5,117,055
NLCG2		54,160		1,008,750		1,010,622		-		1,010,622		1		1,010,621
NNASD1		1,311,649		16,475,130		16,802,218		-		16,802,218		-		16,802,218
NNASD2		15,382		195,451		196,891		-		196,891		-		196,891
NVAMV1		226,004		3,478,125		4,190,111		-		4,190,111		-		4,190,111
NVAMVX		2,117,256		37,880,343		39,190,399		-		39,190,399		-		39,190,399
NVBX		1,269,205		11,800,046		11,473,612		-		11,473,612		27,131		11,446,481

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
NVBXD		61,507		576,372		557,254		1		557,255		-		557,255
NVCBD1		2,695,318		24,911,717		25,012,555		-		25,012,555		57,081		24,955,474
NVCCA1		3,498,385		37,439,674		47,053,283		2		47,053,285		-		47,053,285
NVCCAY		298,519		3,840,755		4,358,371		-		4,358,371		1		4,358,370
NVCCN1		322,211		3,348,712		3,840,750		-		3,840,750		-		3,840,750
NVCCNY		46,107		540,438		563,431		-		563,431		-		563,431
NVCMA1		7,853,708		75,815,531		104,140,175		5		104,140,180		-		104,140,180
NVCMAY		303,734		4,021,249		4,328,210		-		4,328,210		2		4,328,208
NVCMC1		372,968		4,022,895		4,785,185		1		4,785,186		-		4,785,186
NVCMD1		3,530,163		38,341,537		47,551,292		-		47,551,292		1		47,551,291
NVCMDY		154,571		2,126,814		2,236,639		-		2,236,639		1		2,236,638
NVCRA1		5,119,212		58,625,161		85,439,654		-		85,439,654		10		85,439,644
NVCRAY		649,355		10,430,683		11,584,497		-		11,584,497		-		11,584,497
NVCRB1		1,359,484		15,105,228		18,285,063		-		18,285,063		3		18,285,060
NVCRBY		128,156		1,701,661		1,822,381		-		1,822,381		1		1,822,380
NVDBL2		20,542		287,027		327,437		-		327,437		-		327,437
NVDBLP		679,817		9,337,044		10,870,277		-		10,870,277		1		10,870,276
NVDCAP		1,014,580		13,446,854		15,979,629		-		15,979,629		-		15,979,629
NVDMAP		12,213,262		128,497,495		142,895,160		4		142,895,164		-		142,895,164
NVDMCP		278,932		2,752,539		3,034,777		-		3,034,777		-		3,034,777
NVFIII		576,339		5,568,767		5,544,380		-		5,544,380		39		5,544,341
NVFIY		168,898		1,544,508		1,607,904		1		1,607,905		-		1,607,905
NVGEII		264,097		5,085,621		5,593,573		-		5,593,573		2		5,593,571
NVGEY		52,565		893,354		1,061,287		-		1,061,287		-		1,061,287
NVIDAP		4,827,747		53,037,623		65,029,757		-		65,029,757		3		65,029,754
NVIDCP		390,675		3,863,731		4,168,505		-		4,168,505		-		4,168,505
NVIDMP		3,705,945		36,303,553		39,950,087		5		39,950,092		-		39,950,092
NVIE6		5,436		54,808		82,789		-		82,789		-		82,789
NVIX		1,761,257		20,005,658		23,283,823		2		23,283,825		-		23,283,825
NVMIVX		426,441		4,579,217		6,520,276		-		6,520,276		1		6,520,275
NVMLG1		2,581,260		23,248,268		24,315,471		6,076		24,321,547		-		24,321,547
NVMM2		680,409		680,409		680,409		3		680,412		-		680,412
NVMMG1		926,197		9,116,818		7,215,078		-		7,215,078		-		7,215,078

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
NVMMV1		1,986,574		15,596,065		14,978,765		21		14,978,786		-		14,978,786
NVMMV2		74,136		629,762		564,913		-		564,913		-		564,913
NVNMO1		146,727		1,626,672		1,443,793		2		1,443,795		-		1,443,795
NVNSR2		161,637		2,053,057		1,782,852		1		1,782,853		-		1,782,853
NVOLG1		1,413,663		29,997,120		42,070,606		-		42,070,606		13		42,070,593
NVRE1		2,308,820		16,661,899		18,008,799		2		18,008,801		-		18,008,801
NVSIX2		3,143,487		26,857,497		29,077,259		-		29,077,259		6,311		29,070,948
NVSIXD		252,752		2,121,116		2,391,036		-		2,391,036		-		2,391,036
NVSTB1		1,055,440		10,483,817		10,396,088		15		10,396,103		-		10,396,103
NVSTB2		4,949		48,993		48,548		34		48,582		-		48,582
NVTIV3		42,435		444,894		653,496		-		653,496		-		653,496
SAM		57,976,397		57,976,397		57,976,397		3,910		57,980,307		-		57,980,307
SAM5		46,775,466		46,775,466		46,775,466		-		46,775,466		18,596		46,756,870
SAMY		10,752,777		10,752,777		10,752,777		-		10,752,777		13,774		10,739,003
SCF		182,544		3,634,245		3,700,163		-		3,700,163		1		3,700,162
SCGF		1,091,811		17,146,797		19,794,541		-		19,794,541		39,529		19,755,012
SCVF		578,218		5,235,468		5,365,862		-		5,365,862		1		5,365,861
TRF		464,918		10,106,626		11,404,445		-		11,404,445		-		11,404,445
AMMCGS		3,901		103,506		93,693		-		93,693		-		93,693
AMSRS		4,790		135,097		204,806		3		204,809		-		204,809
AMTB		62,174		632,628		601,223		1		601,224		-		601,224
NASCV		645		26,875		23,648		-		23,648		-		23,648
DWVSVS		64,215		2,166,693		2,560,241		-		2,560,241		1		2,560,240
WRASP		1,328,784		12,043,507		13,287,835		305		13,288,140		-		13,288,140
WRBDP		240,221		1,213,866		1,126,636		-		1,126,636		-		1,126,636
WRBP		125,531		698,016		819,718		-		819,718		-		819,718
WRCEP		162,020		2,003,774		2,265,039		-		2,265,039		1		2,265,038
WRENG		96,189		328,184		498,261		-		498,261		-		498,261
WRGNR		146,892		573,725		900,447		-		900,447		-		900,447
WRGP		273,962		2,577,071		2,613,596		-		2,613,596		-		2,613,596
WRHIP		1,364,660		4,178,975		3,998,454		1		3,998,455		-		3,998,455
WRI2P		47,280		726,381		919,125		-		919,125		-		919,125
WRIP		624,321		2,171,683		2,397,394		-		2,397,394		-		2,397,394

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
WRLTBP		78,342		371,336		368,992		-		368,992		-		368,992
WRMCG		340,633		3,767,986		2,629,684		-		2,629,684		1		2,629,683
WRPAP		419,137		1,701,181		1,936,411		-		1,936,411		-		1,936,411
WRPCP		87,988		399,858		402,985		-		402,985		-		402,985
WRPMAP		2,640,321		11,782,697		12,330,300		1		12,330,301		-		12,330,301
WRPMAV		124,844		574,107		622,970		-		622,970		1		622,969
WRPMCP		161,903		715,902		746,371		-		746,371		-		746,371
WRPMCV		51		154		182		-		182		-		182
WRPMMV		93,125		443,343		430,239		-		430,239		2		430,237
WRPMP		1,474,615		6,405,225		6,738,992		-		6,738,992		-		6,738,992
WRSCP		198,082		1,425,077		1,475,708		-		1,475,708		-		1,475,708
WRSCV		38,785		465,118		525,149		-		525,149		-		525,149
WRSTP		135,790		3,507,877		4,434,911		-		4,434,911		-		4,434,911
WRVP		158,907		752,428		703,956		-		703,956		-		703,956
NOBEO2		185,581		1,936,622		2,007,989		1		2,007,990		-		2,007,990
NOTAG1		24,806		564,576		603,533		-		603,533		-		603,533
NOTAG2		662,930		14,380,396		15,844,037		-		15,844,037		8		15,844,029
NOTB3		161,453		2,233,751		2,426,641		1		2,426,642		-		2,426,642
NOTBE2		169,739		2,479,497		2,588,521		-		2,588,521		1		2,588,520
NOTC1		19,731		273,085		271,298		-		271,298		-		271,298
NOTC2		45,783		615,275		621,734		-		621,734		-		621,734
NOTG3		371,628		5,175,026		5,121,038		20		5,121,058		-		5,121,058
NOTGR1		33,422		754,697		779,064		-		779,064		1		779,063
NOTGR2		372,633		7,855,803		8,440,131		12,360		8,452,491		-		8,452,491
NOTMD1		16,233		274,092		277,092		-		277,092		-		277,092
NOTMD2		183,006		2,857,456		2,972,011		-		2,972,011		-		2,972,011
NOTMG3		255,400		2,903,247		3,417,247		2		3,417,249		-		3,417,249
MNCPS2		7,262		114,095		123,226		-		123,226		5		123,221
PMVAAA		85,973		874,046		823,624		1		823,625		-		823,625
PMVEBA		13,991		157,519		159,780		-		159,780		108		159,672
PMVFBA		124,377		1,056,594		935,314		-		935,314		-		935,314
PMVHYA		661		4,796		4,897		-		4,897		-		4,897
PMVID		60,443		610,363		625,581		-		625,581		1		625,580

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
PMVLDA		113,938		1,098,864		1,114,317		26		1,114,343		-		1,114,343
PMVRRA		27,338		329,112		328,327		-		328,327		-		328,327
PMVRSA		1,240,526		8,227,116		7,802,910		11		7,802,921		-		7,802,921
PMVTRA		33,871		311,537		320,080		-		320,080		-		320,080
PVGCBA		2,661		23,411		23,925		-		23,925		-		23,925
PVSTA		85,502		881,923		883,231		-		883,231		-		883,231
PVEIIA		499,795		15,299,665		18,157,551		-		18,157,551		4		18,157,547
PVIVIA		52,759		842,552		850,476		-		850,476		-		850,476
PVNOB		24,625		1,083,937		1,140,133		-		1,140,133		-		1,140,133
ROCMC		57,903		609,154		550,653		-		550,653		9,198		541,455
TRBCG2		1,796		108,665		109,034		-		109,034		1		109,033
TREI2		1,748		53,408		50,100		-		50,100		-		50,100
TRHS2		21,340		1,045,279		1,152,998		2		1,153,000		-		1,153,000
TRHSP		928,191		50,410,332		54,271,309		384		54,271,693		-		54,271,693
TRMCG2		52,517		1,402,323		1,244,133		-		1,244,133		4		1,244,129
VWEM		526		5,332		6,218		-		6,218		-		6,218
VWHA		173,902		5,088,450		5,827,458		-		5,827,458		-		5,827,458
VVB		69,840		1,721,724		1,774,626		-		1,774,626		-		1,774,626
VVCA		1,378		36,240		36,474		-		36,474		-		36,474
VVCG		27,335		1,530,408		1,689,825		-		1,689,825		-		1,689,825
VVDV		42,036		680,567		734,375		-		734,375		4		734,371
VVEI		75,058		1,881,788		1,968,032		-		1,968,032		-		1,968,032
VVEIX		32,130		2,458,854		2,633,334		-		2,633,334		3,435		2,629,899
VVG		46,239		1,521,135		1,696,038		-		1,696,038		-		1,696,038
VVGBI		61,323		1,154,989		1,154,717		-		1,154,717		-		1,154,717
VVHGB		125,102		1,294,320		1,351,101		-		1,351,101		1		1,351,100
VVHYB		19,558		145,086		147,664		1		147,665		-		147,665
VVI		86,385		2,382,739		2,469,744		-		2,469,744		1		2,469,743
VVMA		38,926		1,283,202		1,295,445		-		1,295,445		-		1,295,445
VVMCI		73,202		1,952,207		2,046,723		-		2,046,723		1,504		2,045,219
VVREI		90,573		1,060,377		1,047,935		-		1,047,935		97		1,047,838
VVSTC		84,155		888,494		897,934		-		897,934		-		897,934
VVTISI		81,439		1,848,232		2,187,452		-		2,187,452		852		2,186,600

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
VVTSM		86,615		4,695,599		5,277,450		-		5,277,450		4,180		5,273,270
PIVB2		6,065		60,057		59,433		1		59,434		-		59,434
PIVMV2		34,136		369,907		381,983		-		381,983		-		381,983
PIVSI2		3,076		27,887		28,822		-		28,822		1		28,821
VRVDRA		2,844		60,758		58,207		-		58,207		-		58,207
VRVDRI		121,630		2,405,248		2,476,378		-		2,476,378		4		2,476,374

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVB	ALVSVA	ALVSVB	APTGBS	ALCAI2
Reinvested dividends	$-	2,737	2,807	12,852	45,051	24	126,532	-

Net investment income (loss)	-	2,737	2,807	12,852	45,051	24	126,532	-

Realized gain (loss) on investments	86	(2,184)	(8,517)	105,175	(215,588)	1	110,296	6,665
Change in unrealized gain (loss) on investments	(2,363)	18,113	4,104	66,941	(266,535)	(361)	(69,896)	(22,107)

Net gain (loss) on investments	(2,277)	15,929	(4,413)	172,116	(482,123)	(360)	40,400	(15,442)

Reinvested capital gains	3,797	-	20,452	-	582,887	448	-	29,372

Net increase (decrease) in contract owners’ equity resulting from operations	$1,520	18,666	18,846	184,968	145,815	112	166,932	13,930

Investment Activity*:	WFVSCG	AAEIP3	AFGF	AMVAA2	AMVAA4	AMVBC4	AMVBD4	AMVGG1
Reinvested dividends	$-	5,792	5,919	438,489	2,535	101,113	12,534	11,534

Net investment income (loss)	-	5,792	5,919	438,489	2,535	101,113	12,534	11,534

Realized gain (loss) on investments	(135,173)	19	32,145	22,070	5,755	217,179	38	(1,609)
Change in unrealized gain (loss) on investments	158,074	(14,819)	250,534	1,078,618	2,494	370,690	(4,622)	49,120

Net gain (loss) on investments	22,901	(14,800)	282,679	1,100,688	8,249	587,869	(4,584)	47,511

Reinvested capital gains	91,851	14,783	147,854	925,715	2,015	447,994	-	73,013

Net increase (decrease) in contract owners’ equity resulting from operations	$114,752	5,775	436,452	2,464,892	12,799	1,136,976	7,950	132,058

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMVGI1	AMVGI4	AMVGR4	AMVGS4	AMVGV2	AMVI4	AMVNW1	AMVNW2
Reinvested dividends	$35,334	2,220	638	601	57,306	4,587	5,869	71,966

Net investment income (loss)	35,334	2,220	638	601	57,306	4,587	5,869	71,966

Realized gain (loss) on investments	4,100	12,351	11,277	3,694	9,053	279	2,952	(40,361)
Change in unrealized gain (loss) on investments	20,558	(8,962)	104,583	20,605	10,689	37,019	48,563	1,229,806

Net gain (loss) on investments	24,658	3,389	115,860	24,299	19,742	37,298	51,515	1,189,445

Reinvested capital gains	411,093	30,204	39,947	4,324	-	-	5,671	247,535

Net increase (decrease) in contract owners’ equity resulting from operations	$471,085	35,813	156,445	29,224	77,048	41,885	63,055	1,508,946

Investment Activity*:	AMVNW4	AMVWM1	BRVGA1	BRVHY3	BRVHYI	BRVTR1	BRVTR3	MLVGA2
Reinvested dividends	$6,536	37,759	609,135	25,580	472,304	35,688	6,791	54,556

Net investment income (loss)	6,536	37,759	609,135	25,580	472,304	35,688	6,791	54,556

Realized gain (loss) on investments	24,061	12,502	101,920	5,722	(100,909)	1,937	8	3,919
Change in unrealized gain (loss) on investments	90,792	154,713	961,502	2,644	237,463	23,086	5,223	102,539

Net gain (loss) on investments	114,853	167,215	1,063,422	8,366	136,554	25,023	5,231	106,458

Reinvested capital gains	22,498	112,394	1,398,052	878	17,811	1,504	198	130,957

Net increase (decrease) in contract owners’ equity resulting from operations	$143,887	317,368	3,070,609	34,824	626,669	62,215	12,220	291,971

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MLVGA3	DSIF	DVSCS	CLSCV1	CLVGT2	CLVLD1	CSCRS	DFVEA
Reinvested dividends	$3,170	225,771	71,600	839	-	5,314	-	74,247

Net investment income (loss)	3,170	225,771	71,600	839	-	5,314	-	74,247

Realized gain (loss) on investments	1,876	10,645,844	(33,826)	(68)	29,704	(31)	(1,812)	13,138
Change in unrealized gain (loss) on investments	(3,486)	(8,198,512)	(258,235)	743	78,905	(1,034)	4,809	359,309

Net gain (loss) on investments	(1,610)	2,447,332	(292,061)	675	108,609	(1,065)	2,997	372,447

Reinvested capital gains	7,207	1,586,455	545,046	11,592	51,386	-	-	45,142

Net increase (decrease) in contract owners’ equity resulting from operations	$8,767	4,259,558	324,585	13,106	159,995	4,249	2,997	491,836

Investment Activity*:	DFVGB	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV
Reinvested dividends	$1,292,902	421,510	270,642	1,408,161	2,556,094	1,129,581	1,212,516	854,374

Net investment income (loss)	1,292,902	421,510	270,642	1,408,161	2,556,094	1,129,581	1,212,516	854,374

Realized gain (loss) on investments	(195,544)	145,915	(394,354)	5,354	1,887,683	2,742	1,746,694	1,354,697
Change in unrealized gain (loss) on investments	130,326	1,470,291	600,746	9,789,159	14,763,522	(25,663)	2,492,047	(1,643,342)

Net gain (loss) on investments	(65,218)	1,616,206	206,392	9,794,513	16,651,205	(22,921)	4,238,741	(288,645)

Reinvested capital gains	-	157,368	-	1,703,738	1,860,634	-	3,787,237	3,865,310

Net increase (decrease) in contract owners’ equity resulting from operations	$1,227,684	2,195,084	477,034	12,906,412	21,067,933	1,106,660	9,238,494	4,431,039

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DSGIBA	DSVCGA	FQB	FVU2	FB2	FC2	FCP	FCS
Reinvested dividends	$557,807	5,397	20,650	-	7,564	-	2,076	24,335

Net investment income (loss)	557,807	5,397	20,650	-	7,564	-	2,076	24,335

Realized gain (loss) on investments	(5,939)	1,439,600	(2,961)	9	(32,296)	3,505	7,922	1,008,101
Change in unrealized gain (loss) on investments	(205,652)	(1,372,011)	25,244	2,168	25,211	(1,055)	6,507	(135,531)

Net gain (loss) on investments	(211,591)	67,589	22,283	2,177	(7,085)	2,450	14,429	872,570

Reinvested capital gains	1,596,999	1,258,591	-	-	41,257	45,938	211,780	7,473,474

Net increase (decrease) in contract owners’ equity resulting from operations	$1,943,215	1,331,577	42,933	2,177	41,736	48,388	228,285	8,370,379

Investment Activity*:	FDSCS2	FEIS	FEMS	FF10S	FF20S	FF30S	FG2	FGO2
Reinvested dividends	$3,901	261,644	272,270	49,949	90,629	287,477	791	-

Net investment income (loss)	3,901	261,644	272,270	49,949	90,629	287,477	791	-

Realized gain (loss) on investments	7,832	313,360	(51,626)	(15,293)	(38,699)	100,140	6,300	(2,691)
Change in unrealized gain (loss) on investments	56,418	1,144,840	4,493,279	102,950	190,946	832,202	(1,201)	4,098

Net gain (loss) on investments	64,250	1,458,200	4,441,653	87,657	152,247	932,342	5,099	1,407

Reinvested capital gains	31,508	852,006	107,258	19,783	194,695	528,125	210,242	1,157

Net increase (decrease) in contract owners’ equity resulting from operations	$99,659	2,571,850	4,821,181	157,389	437,571	1,747,944	216,132	2,564

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FGP	FGS	FIGBP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$4,519	259,768	22,682	8,052	334,811	1,051	45,075	249,066

Net investment income (loss)	4,519	259,768	22,682	8,052	334,811	1,051	45,075	249,066

Realized gain (loss) on investments	(2,367)	1,153,318	4,244	1,842	(595,334)	1,656	17,096	1,103,262
Change in unrealized gain (loss) on investments	(34,573)	(690,650)	3,163	4,070	857,624	(3,203)	(86,957)	(3,828)

Net gain (loss) on investments	(36,940)	462,668	7,407	5,912	262,290	(1,547)	(69,861)	1,099,434

Reinvested capital gains	189,001	16,408,631	-	-	-	48,605	1,396,733	-

Net increase (decrease) in contract owners’ equity resulting from operations	$156,580	17,131,067	30,089	13,964	597,101	48,109	1,371,947	1,348,500

Investment Activity*:	FOS	FRESS	FVFRHI	FVICA2	FVSIS2	FVSS	FVSS2	FEOVF
Reinvested dividends	$188,954	123,318	1,132	2,496	88	132	23,544	2,087

Net investment income (loss)	188,954	123,318	1,132	2,496	88	132	23,544	2,087

Realized gain (loss) on investments	218,209	5,900	264	8,348	31	138	(16,311)	12,688
Change in unrealized gain (loss) on investments	555,143	41,025	(509)	34,088	(1)	320	128,777	5,995

Net gain (loss) on investments	773,352	46,925	(245)	42,436	30	458	112,466	18,683

Reinvested capital gains	1,096,611	2,703	-	1,012	-	556	88,421	15,019

Net increase (decrease) in contract owners’ equity resulting from operations	$2,058,917	172,946	887	45,944	118	1,146	224,431	35,789

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FTVDM2	FTVFA1	FTVFA2	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVMD1
Reinvested dividends	$2,317	12,917	26,843	-	-	238,965	23,190	91,581

Net investment income (loss)	2,317	12,917	26,843	-	-	238,965	23,190	91,581

Realized gain (loss) on investments	77,387	(7,449)	(6,998)	(114,961)	(21,518)	(23,061)	1,430	(7,163)
Change in unrealized gain (loss) on investments	69,400	44,564	89,056	692,552	139,952	314,046	25,535	89,973

Net gain (loss) on investments	146,787	37,115	82,058	577,591	118,434	290,985	26,965	82,810

Reinvested capital gains	7,232	23,961	56,666	-	-	47,823	4,874	447,398

Net increase (decrease) in contract owners’ equity resulting from operations	$156,336	73,993	165,567	577,591	118,434	577,773	55,029	621,789

Investment Activity*:	FTVSC1	FTVSVI	FTVUG1	TIF2	GVGMNS	GVFRB	GVTRBE	RBF
Reinvested dividends	$-	41,173	18,137	16,908	5,019	9,304	3,951	-

Net investment income (loss)	-	41,173	18,137	16,908	5,019	9,304	3,951	-

Realized gain (loss) on investments	(457)	(36,336)	122	48,623	728	(2,785)	(94)	15,187
Change in unrealized gain (loss) on investments	(2,858)	(9,095)	12,456	51,949	(8,498)	(3,410)	2,185	13,133

Net gain (loss) on investments	(3,315)	(45,431)	12,578	100,572	(7,770)	(6,195)	2,091	28,320

Reinvested capital gains	4,469	259,030	-	47,211	15,410	-	-	5,323

Net increase (decrease) in contract owners’ equity resulting from operations	$1,154	254,772	30,715	164,691	12,659	3,109	6,042	33,643

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RBKF	RELF	RESF	RHCF	RINF	ROF	RPMF	RREF
Reinvested dividends	$-	-	2	-	-	54	2,005	42

Net investment income (loss)	-	-	2	-	-	54	2,005	42

Realized gain (loss) on investments	778	(21,240)	(18)	(2)	(5,889)	1,158	25,996	(93)
Change in unrealized gain (loss) on investments	(4,463)	28,058	144	161	(156)	27,346	40,113	119

Net gain (loss) on investments	(3,685)	6,818	126	159	(6,045)	28,504	66,109	26

Reinvested capital gains	-	44,441	-	648	739	9,794	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,685)	51,259	128	807	(5,306)	38,352	68,114	68

Investment Activity*:	RTEC	RTEL	RTRF	RUTL	RVARS	RVCMD	RVLCG	RVLCV
Reinvested dividends	$-	-	-	111	20,660	-	-	176

Net investment income (loss)	-	-	-	111	20,660	-	-	176

Realized gain (loss) on investments	15,490	(1,957)	3	2,717	(12,431)	3	-	-
Change in unrealized gain (loss) on investments	17,553	2,261	84	(668)	3,552	-	161	1,401

Net gain (loss) on investments	33,043	304	87	2,049	(8,879)	3	161	1,401

Reinvested capital gains	24,354	-	-	-	-	-	1,686	689

Net increase (decrease) in contract owners’ equity resulting from operations	$57,397	304	87	2,160	11,781	3	1,847	2,266

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RVMCV	RVMFU	RVSCG	RVSCV	ACEG	AVMCCI	IVBRA1	IVCPBI
Reinvested dividends	$6	276	-	-	-	1,332	1,197,908	3,708

Net investment income (loss)	6	276	-	-	-	1,332	1,197,908	3,708

Realized gain (loss) on investments	(64)	(8,352)	(1)	-	19,081	15,585	(1,397,855)	3,925
Change in unrealized gain (loss) on investments	(184)	6,617	2,211	328	(15,834)	(11,847)	1,682,813	952

Net gain (loss) on investments	(248)	(1,735)	2,210	328	3,247	3,738	284,958	4,877

Reinvested capital gains	497	-	-	211	17,672	39,297	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$255	(1,459)	2,210	539	20,919	44,367	1,482,866	8,585

Investment Activity*:	IVDDI	IVRE	OVAG	OVGS	OVIG	OVSB	OVSC	JABIN
Reinvested dividends	$2,594	42	-	-	39,674	25,831	41,988	918

Net investment income (loss)	2,594	42	-	-	39,674	25,831	41,988	918

Realized gain (loss) on investments	2,888	-	(25,816)	(433,427)	(86,324)	(1,654)	194,708	5,475
Change in unrealized gain (loss) on investments	(2,295)	81	(3,472)	(199,313)	628,552	29,599	(403,692)	(642)

Net gain (loss) on investments	593	81	(29,288)	(632,740)	542,228	27,945	(208,984)	4,833

Reinvested capital gains	12,402	-	59,275	1,835,604	1,064,024	-	942,407	424

Net increase (decrease) in contract owners’ equity resulting from operations	$15,589	123	29,987	1,202,864	1,645,926	53,776	775,411	6,175

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	JACAS	JAEI	JAFBS	JAGSEI	JAGTIS	JAGTS	JAIG	JAIGS
Reinvested dividends	$15,740	38,323	2,366	1,280	-	-	2,017	52,420

Net investment income (loss)	15,740	38,323	2,366	1,280	-	-	2,017	52,420

Realized gain (loss) on investments	1,389,355	61,129	(22)	14,282	608	2,576,319	990	1,694,830
Change in unrealized gain (loss) on investments	(1,288,525)	(70,821)	1,248	18,318	3,802	9,480,537	29,698	(632,088)

Net gain (loss) on investments	100,830	(9,692)	1,226	32,600	4,410	12,056,856	30,688	1,062,742

Reinvested capital gains	807,220	895,004	-	15,577	73	8,235,226	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$923,790	923,635	3,592	49,457	4,483	20,292,082	32,705	1,115,162

Investment Activity*:	JAMGS	JAWGS	JMCVIN	LPVCII	LVCLGI	SBVSG	SBVSG2	LACIP2
Reinvested dividends	$40,211	1,842	1,531	116,859	-	-	-	39,258

Net investment income (loss)	40,211	1,842	1,531	116,859	-	-	-	39,258

Realized gain (loss) on investments	(15,937)	3,611	(12,098)	8,046	60,345	(140)	2,396	736,387
Change in unrealized gain (loss) on investments	(72,928)	23,748	(861)	(393,359)	(62,223)	667	(11,575)	10,196

Net gain (loss) on investments	(88,865)	27,359	(12,959)	(385,313)	(1,878)	527	(9,179)	746,583

Reinvested capital gains	1,915,008	24,042	11,509	751,849	389,246	5,998	53,585	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,866,354	53,243	81	483,395	387,368	6,525	44,406	785,841

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LACIPS	LACMV2	LOVBD	LOVTRC	MFBIE	MFBOV	MFFCA	MFTCG
Reinvested dividends	$24,448	20,687	2,557	1,527,157	115,854	99,020	59,952	-

Net investment income (loss)	24,448	20,687	2,557	1,527,157	115,854	99,020	59,952	-

Realized gain (loss) on investments	9,959	127,699	4	(106,832)	74,897	450,724	(103,380)	96,347
Change in unrealized gain (loss) on investments	(4,475)	(116,911)	123	478,388	772,807	837	104,442	(990,535)

Net gain (loss) on investments	5,484	10,788	127	371,556	847,704	451,561	1,062	(894,188)

Reinvested capital gains	-	267,259	-	-	-	348,570	972,589	2,505,233

Net increase (decrease) in contract owners’ equity resulting from operations	$29,932	298,734	2,684	1,898,713	963,558	899,151	1,033,603	1,611,045

Investment Activity*:	MMCGSC	MNDIC	MNDSC	MV2IGI	MV2RIS	MV3LMI	MV3LMS	MV3MVI
Reinvested dividends	$-	-	-	58	4,357	7,590	6,047	159,528

Net investment income (loss)	-	-	-	58	4,357	7,590	6,047	159,528

Realized gain (loss) on investments	(6,414)	(214,659)	5,611	2,293	2,391	1,535	2,117	(15,768)
Change in unrealized gain (loss) on investments	(145,684)	753,712	5,431	(3,468)	40,945	1,017	(2,051)	(543,405)

Net gain (loss) on investments	(152,098)	539,053	11,042	(1,175)	43,336	2,552	66	(559,173)

Reinvested capital gains	172,453	-	-	3,065	-	-	-	1,388,478

Net increase (decrease) in contract owners’ equity resulting from operations	$20,355	539,053	11,042	1,948	47,693	10,142	6,113	988,833

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MVFIC	MVIGIC	MVIVIC	MVIVSC	MVUIC	MVUSC	MGRFV	DTRTFB
Reinvested dividends	$552,226	147,846	218,402	648	53,465	422	8,233	61,674

Net investment income (loss)	552,226	147,846	218,402	648	53,465	422	8,233	61,674

Realized gain (loss) on investments	761,999	47,966	395,273	6,190	15,762	-	84	(87,344)
Change in unrealized gain (loss) on investments	(856,493)	1,623,879	2,566,334	4,510	145,192	759	(10,193)	129,677

Net gain (loss) on investments	(94,494)	1,671,845	2,961,607	10,700	160,954	759	(10,109)	42,333

Reinvested capital gains	2,568,979	879,529	791,283	2,771	24,451	211	6,184	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,026,711	2,699,220	3,971,292	14,119	238,870	1,392	4,308	104,007

Investment Activity*:	DTRTFY	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$1,763	69,651	89,734	113,927	43,766	-	-	-

Net investment income (loss)	1,763	69,651	89,734	113,927	43,766	-	-	-

Realized gain (loss) on investments	(2)	152,097	(63,585)	403,463	685,091	1,844,070	(610)	189,634
Change in unrealized gain (loss) on investments	(625)	501,861	118,110	4,926,929	350,021	6,265,859	80,645	1,208,060

Net gain (loss) on investments	(627)	653,958	54,525	5,330,392	1,035,112	8,109,929	80,035	1,397,694

Reinvested capital gains	-	194,107	-	-	115,786	5,488,638	-	243,787

Net increase (decrease) in contract owners’ equity resulting from operations	$1,136	917,716	144,259	5,444,319	1,194,664	13,598,567	80,035	1,641,481

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEXD	GVIDA	GVIDC
Reinvested dividends	$-	-	-	-	4,271,979	74,453	-	-

Net investment income (loss)	-	-	-	-	4,271,979	74,453	-	-

Realized gain (loss) on investments	153,650	305,896	(343,347)	(3,103)	(21,965,538)	388,670	(5,509)	(473)
Change in unrealized gain (loss) on investments	280,100	2,115,740	1,787,772	74,621	85,603,435	742,877	381,502	43,702

Net gain (loss) on investments	433,750	2,421,636	1,444,425	71,518	63,637,897	1,131,547	375,993	43,229

Reinvested capital gains	361,635	236,986	88,929	-	656,586	11,524	38,096	-

Net increase (decrease) in contract owners’ equity resulting from operations	$795,385	2,658,622	1,533,354	71,518	68,566,462	1,217,524	414,089	43,229

Investment Activity*:	GVIDM	GVIX2	GVIXY	HIBF	IDPG	IDPGI	MCIF	MCIFD
Reinvested dividends	$-	95,813	25,615	244,396	-	-	404,825	11,601

Net investment income (loss)	-	95,813	25,615	244,396	-	-	404,825	11,601

Realized gain (loss) on investments	(245,174)	210,041	18,027	(53,945)	54,129	1,245	175,817	4,911
Change in unrealized gain (loss) on investments	844,534	464,974	87,598	37,597	695,710	243,722	(461,779)	(9,195)

Net gain (loss) on investments	599,360	675,015	105,625	(16,348)	749,839	244,967	(285,962)	(4,284)

Reinvested capital gains	-	-	-	-	-	-	2,100,052	52,485

Net increase (decrease) in contract owners’ equity resulting from operations	$599,360	770,828	131,240	228,048	749,839	244,967	2,218,915	59,802

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MSBF	NCPG	NCPGI	NFDIW1	NJMIM1	NJMIM2	NJNDE2	NLCG1
Reinvested dividends	$138,966	-	-	4,247	71,196	849	630	-

Net investment income (loss)	138,966	-	-	4,247	71,196	849	630	-

Realized gain (loss) on investments	6,112	259,912	231,064	985	228	-	7,029	3,241
Change in unrealized gain (loss) on investments	112,380	523,908	768,580	152,979	(73,100)	(950)	72,806	10,831

Net gain (loss) on investments	118,492	783,820	999,644	153,964	(72,872)	(950)	79,835	14,072

Reinvested capital gains	-	179,918	10,776	13,334	8,830	108	5,821	4,913

Net increase (decrease) in contract owners’ equity resulting from operations	$257,458	963,738	1,010,420	171,545	7,154	7	86,286	18,985

Investment Activity*:	NLCG2	NNASD1	NNASD2	NVAMV1	NVAMVX	NVBX	NVBXD	NVCBD1
Reinvested dividends	$-	16,183	131	37,360	327,081	701,074	34,644	826,456

Net investment income (loss)	-	16,183	131	37,360	327,081	701,074	34,644	826,456

Realized gain (loss) on investments	134	130,369	3	77,601	111,828	(328,604)	3,211	(347,699)
Change in unrealized gain (loss) on investments	1,871	327,089	1,440	128,510	1,127,028	325,780	(8,114)	581,854

Net gain (loss) on investments	2,005	457,458	1,443	206,111	1,238,856	(2,824)	(4,903)	234,155

Reinvested capital gains	969	12,289	146	449,755	618,566	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,974	485,930	1,720	693,226	2,184,503	698,250	29,741	1,060,611

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCCA1	NVCCAY	NVCCN1	NVCCNY	NVCMA1	NVCMAY	NVCMC1	NVCMD1
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	276,203	16,884	24,782	4,416	1,056,491	35,570	103,430	457,661
Change in unrealized gain (loss) on investments	4,712,398	369,853	286,705	20,628	12,037,227	312,153	343,337	4,336,619

Net gain (loss) on investments	4,988,601	386,737	311,487	25,044	13,093,718	347,723	446,767	4,794,280

Reinvested capital gains	1,135,236	85,064	-	-	1,737,599	51,268	62,713	968,779

Net increase (decrease) in contract owners’ equity resulting from operations	$6,123,837	471,801	311,487	25,044	14,831,317	398,991	509,480	5,763,059

Investment Activity*:	NVCMDY	NVCRA1	NVCRAY	NVCRB1	NVCRBY	NVDBL2	NVDBLP	NVDCAP
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	28,024	947,776	33,321	126,504	3,199	198	(20,567)	(363,167)
Change in unrealized gain (loss) on investments	117,380	11,659,394	1,151,798	1,604,514	124,421	39,492	1,295,186	2,321,844

Net gain (loss) on investments	145,404	12,607,170	1,185,119	1,731,018	127,620	39,690	1,274,619	1,958,677

Reinvested capital gains	31,833	457,800	44,312	331,405	23,712	-	-	219,914

Net increase (decrease) in contract owners’ equity resulting from operations	$177,237	13,064,970	1,229,431	2,062,423	151,332	39,690	1,274,619	2,178,591

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVDMAP	NVDMCP	NVFIII	NVFIY	NVGEII	NVGEY	NVIDAP	NVIDCP
Reinvested dividends	$-	-	172,200	52,801	69,463	15,161	-	-

Net investment income (loss)	-	-	172,200	52,801	69,463	15,161	-	-

Realized gain (loss) on investments	(738,747)	(5,811)	(10,822)	128	365,844	18,306	(368,418)	13,874
Change in unrealized gain (loss) on investments	20,873,020	323,183	72,682	64,183	388,218	127,624	9,778,940	332,133

Net gain (loss) on investments	20,134,273	317,372	61,860	64,311	754,062	145,930	9,410,522	346,007

Reinvested capital gains	1,258,650	-	-	-	5,073	1,030	947,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,392,923	317,372	234,060	117,112	828,598	162,121	10,357,962	346,007

Investment Activity*:	NVIDMP	NVIE6	NVIX	NVMIVX	NVMLG1	NVMM2	NVMMG1	NVMMV1
Reinvested dividends	$-	666	807,251	98,512	709,432	23,490	-	136,233

Net investment income (loss)	-	666	807,251	98,512	709,432	23,490	-	136,233

Realized gain (loss) on investments	(913,187)	1,369	657,163	207,701	154,982	-	(384,491)	3,433
Change in unrealized gain (loss) on investments	6,023,654	18,828	3,208,769	1,276,889	(842,978)	-	715,959	(728,231)

Net gain (loss) on investments	5,110,467	20,197	3,865,932	1,484,590	(687,996)	-	331,468	(724,798)

Reinvested capital gains	-	3,188	-	-	2,451,240	1	73,698	921,205

Net increase (decrease) in contract owners’ equity resulting from operations	$5,110,467	24,051	4,673,183	1,583,102	2,472,676	23,491	405,166	332,640

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSIXD	NVSTB1
Reinvested dividends	$5,078	6,817	18,214	364,517	301,922	234,295	25,059	405,406

Net investment income (loss)	5,078	6,817	18,214	364,517	301,922	234,295	25,059	405,406

Realized gain (loss) on investments	(9,626)	(13,757)	(36,744)	892,709	209,564	717,262	20,360	37,441
Change in unrealized gain (loss) on investments	(27,293)	(2,685)	(13,179)	5,001,937	(596,795)	1,394,650	200,902	(59,938)

Net gain (loss) on investments	(36,919)	(16,442)	(49,923)	5,894,646	(387,231)	2,111,912	221,262	(22,497)

Reinvested capital gains	45,082	154,501	69,240	-	200,856	917,896	68,472	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,241	144,876	37,531	6,259,163	115,547	3,264,103	314,793	382,909

Investment Activity*:	NVSTB2	NVTIV3	SAM	SAM5	SAMY	SCF	SCGF	SCVF
Reinvested dividends	$1,869	11,125	1,648,442	1,818,710	402,978	34,229	-	64,936

Net investment income (loss)	1,869	11,125	1,648,442	1,818,710	402,978	34,229	-	64,936

Realized gain (loss) on investments	(262)	4,766	-	-	-	67,656	(672,315)	65,504
Change in unrealized gain (loss) on investments	678	161,336	-	-	-	397	2,274,155	(368,418)

Net gain (loss) on investments	416	166,102	-	-	-	68,053	1,601,840	(302,914)

Reinvested capital gains	-	-	45	46	9	245,034	1,064,178	357,193

Net increase (decrease) in contract owners’ equity resulting from operations	$2,285	177,227	1,648,487	1,818,756	402,987	347,316	2,666,018	119,215

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	TRF	AMMCGS	AMSRS	AMTB	NASCV	DWVSVS	WRASP	WRBDP
Reinvested dividends	$98,634	-	-	31,252	228	22,989	160,687	58,754

Net investment income (loss)	98,634	-	-	31,252	228	22,989	160,687	58,754

Realized gain (loss) on investments	150,043	312	3,939	(1,059)	(863)	10,831	126,768	(15,188)
Change in unrealized gain (loss) on investments	561,354	(10,038)	9,412	1,355	(3,372)	(2,025)	781,504	26,318

Net gain (loss) on investments	711,397	(9,726)	13,351	296	(4,235)	8,806	908,272	11,130

Reinvested capital gains	864,600	14,368	11,609	-	4,263	151,903	844,870	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,674,631	4,642	24,960	31,548	256	183,698	1,913,829	69,884

Investment Activity*:	WRBP	WRCEP	WRENG	WRGNR	WRGP	WRHIP	WRI2P	WRIP
Reinvested dividends	$12,344	3,396	4,413	-	-	256,355	3,678	4,390

Net investment income (loss)	12,344	3,396	4,413	-	-	256,355	3,678	4,390

Realized gain (loss) on investments	(63,464)	7,816	6,839	17,164	(4,766)	(77,358)	3,299	18,939
Change in unrealized gain (loss) on investments	117,458	(25,529)	41,712	238,033	(213,012)	94,308	140,872	113,857

Net gain (loss) on investments	53,994	(17,713)	48,551	255,197	(217,778)	16,950	144,171	132,796

Reinvested capital gains	37,367	313,781	-	-	424,143	1,578	45,086	235,719

Net increase (decrease) in contract owners’ equity resulting from operations	$103,705	299,464	52,964	255,197	206,365	274,883	192,935	372,905

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	WRLTBP	WRMCG	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV
Reinvested dividends	$15,653	-	33,238	11,784	253,060	14,189	18,208	21

Net investment income (loss)	15,653	-	33,238	11,784	253,060	14,189	18,208	21

Realized gain (loss) on investments	(1,953)	(370,933)	(15,955)	(4,814)	(137,073)	(9,741)	(5,114)	(185)
Change in unrealized gain (loss) on investments	3,091	(221,251)	260,384	31,790	1,448,859	64,645	65,315	210

Net gain (loss) on investments	1,138	(592,184)	244,429	26,976	1,311,786	54,904	60,201	25

Reinvested capital gains	-	625,567	-	-	-	-	2,505	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,791	33,383	277,667	38,760	1,564,846	69,093	80,914	46

Investment Activity*:	WRPMMV	WRPMP	WRSCP	WRSCV	WRSTP	WRVP	NOBEO2	NOTAG1
Reinvested dividends	$9,574	154,201	-	709	-	17,443	-	6,611

Net investment income (loss)	9,574	154,201	-	709	-	17,443	-	6,611

Realized gain (loss) on investments	(1,637)	(124,203)	(48,004)	(763)	72,867	(73,709)	1,132	2,114
Change in unrealized gain (loss) on investments	32,833	778,233	228,776	21,083	517,817	40,748	71,367	38,092

Net gain (loss) on investments	31,196	654,030	180,772	20,320	590,684	(32,961)	72,499	40,206

Reinvested capital gains	-	-	-	20,794	591,034	84,533	-	6,956

Net increase (decrease) in contract owners’ equity resulting from operations	$40,770	808,231	180,772	41,823	1,181,718	69,015	72,499	53,773

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NOTAG2	NOTB3	NOTBE2	NOTC1	NOTC2	NOTG3	NOTGR1	NOTGR2
Reinvested dividends	$158,806	64,995	43,301	6,894	11,985	104,445	7,095	91,047

Net investment income (loss)	158,806	64,995	43,301	6,894	11,985	104,445	7,095	91,047

Realized gain (loss) on investments	5,372	(331,363)	10,887	-	14,696	(240,044)	10,694	4,623
Change in unrealized gain (loss) on investments	1,490,289	469,021	117,397	(1,787)	7,207	668,478	23,502	619,372

Net gain (loss) on investments	1,495,661	137,658	128,284	(1,787)	21,903	428,434	34,196	623,995

Reinvested capital gains	193,130	-	23,898	1,743	3,269	-	7,751	113,516

Net increase (decrease) in contract owners’ equity resulting from operations	$1,847,597	202,653	195,483	6,850	37,157	532,879	49,042	828,558

Investment Activity*:	NOTMD1	NOTMD2	NOTMG3	MNCPS2	PMVAAA	PMVEBA	PMVFBA	PMVHYA
Reinvested dividends	$5,218	31,503	83,046	2,280	36,516	2,936	29,994	217

Net investment income (loss)	5,218	31,503	83,046	2,280	36,516	2,936	29,994	217

Realized gain (loss) on investments	129	1,939	66,020	3,233	(17,823)	1,035	(12,731)	7
Change in unrealized gain (loss) on investments	2,853	117,681	170,960	6,836	84,196	2,260	62,321	99

Net gain (loss) on investments	2,982	119,620	236,980	10,069	66,373	3,295	49,590	106

Reinvested capital gains	4,380	29,157	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,580	180,280	320,026	12,349	102,889	6,231	79,584	323

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PMVID	PMVLDA	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVSTA	PVEIIA
Reinvested dividends	$26,618	185,282	4,853	206,743	9,810	630	41,950	216,737

Net investment income (loss)	26,618	185,282	4,853	206,743	9,810	630	41,950	216,737

Realized gain (loss) on investments	1,952	(181,008)	1,412	(41,392)	774	3	3,892	155,919
Change in unrealized gain (loss) on investments	22,352	242,534	(848)	1,069,297	9,960	376	(1,909)	1,585,665

Net gain (loss) on investments	24,304	61,526	564	1,027,905	10,734	379	1,983	1,741,584

Reinvested capital gains	-	-	-	-	-	-	-	906,000

Net increase (decrease) in contract owners’ equity resulting from operations	$50,922	246,808	5,417	1,234,648	20,544	1,009	43,933	2,864,321

Investment Activity*:	PVIVIA	PVNOB	ROCMC	TRBCG2	TREI2	TRHS2	TRHSP	TRMCG2
Reinvested dividends	$23,268	5,485	-	-	232	-	-	-

Net investment income (loss)	23,268	5,485	-	-	232	-	-	-

Realized gain (loss) on investments	516,536	3,117	2,612	5,394	98	29,837	949,574	330
Change in unrealized gain (loss) on investments	(64,879)	8,235	(57,718)	(2,538)	(3,308)	113,643	5,564,006	(120,124)

Net gain (loss) on investments	451,657	11,352	(55,106)	2,856	(3,210)	143,480	6,513,580	(119,794)

Reinvested capital gains	14,265	96,486	101,048	9,684	4,802	41,886	1,816,349	169,664

Net increase (decrease) in contract owners’ equity resulting from operations	$489,190	113,323	45,942	12,540	1,824	185,366	8,329,929	49,870

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	VWEM	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX
Reinvested dividends	$40	101,779	7,342	-	11,728	2,283	13,421	15,588

Net investment income (loss)	40	101,779	7,342	-	11,728	2,283	13,421	15,588

Realized gain (loss) on investments	226	172,673	7,760	-	24,280	1,253	4,739	148,570
Change in unrealized gain (loss) on investments	1,167	1,047,860	35,880	234	108,826	39,326	60,564	30,879

Net gain (loss) on investments	1,393	1,220,533	43,640	234	133,106	40,579	65,303	179,449

Reinvested capital gains	-	-	31,447	-	50,391	11,939	40,797	30,035

Net increase (decrease) in contract owners’ equity resulting from operations	$1,433	1,322,312	82,429	234	195,225	54,801	119,521	225,072

Investment Activity*:	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI
Reinvested dividends	$1,537	251	39,767	3,959	6,882	21,009	7,289	12,414

Net investment income (loss)	1,537	251	39,767	3,959	6,882	21,009	7,289	12,414

Realized gain (loss) on investments	56,819	144	3,543	6,241	16,683	115,900	42,153	8,639
Change in unrealized gain (loss) on investments	103,885	(278)	37,197	(478)	77,041	3,234	29,074	(26,414)

Net gain (loss) on investments	160,704	(134)	40,740	5,763	93,724	119,134	71,227	(17,775)

Reinvested capital gains	41,607	15	-	-	46,386	35,294	29,037	7,949

Net increase (decrease) in contract owners’ equity resulting from operations	$203,848	132	80,507	9,722	146,992	175,437	107,553	2,588

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	VVSTC		VVTISI		VVTSM		PIVB2		PIVMV2		PIVSI2		VRVDRA		VRVDRI
Reinvested dividends		$17,036		35,671		38,323		672		5,824		1,169		1,513		71,437

Net investment income (loss)		17,036		35,671		38,323		672		5,824		1,169		1,513		71,437

Realized gain (loss) on investments		917		103,587		285,540		-		(1,067)		914		3,835		(1,966)
Change in unrealized gain (loss) on investments		5,204		258,344		170,761		(624)		7,726		867		(4,626)		(55,976)

Net gain (loss) on investments		6,121		361,931		456,301		(624)		6,659		1,781		(791)		(57,942)

Reinvested capital gains		-		21,745		178,903		-		25,918		-		228		10,242

Net increase (decrease) in contract owners’ equity resulting from operations		$23,157		419,347		673,527		48		38,401		2,950		950		23,737

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ABTGB				ALVDAA				ALVGIA				ALVIVB
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		2,737		1,708		2,807		2,109		12,852		6,766
Realized gain (loss) on investments		86		147		(2,184)		(2,708)		(8,517)		5,005		105,175		5,664
Change in unrealized gain (loss) on investments		(2,363)		(17)		18,113		13,782		4,104		(2,312)		66,941		483
Reinvested capital gains		3,797		42		-		-		20,452		5,011		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,520		172		18,666		12,782		18,846		9,813		184,968		12,913

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		20,404		18,768		14,285		14,476		31,936		7,050		20,168		24,492
Transfers between subaccounts, net		37,713		1,413		(4,898)		1,174		(166,906)		163,704		280,439		(5,624)
Surrenders (notes 2, 3, 4, 5 and 6)		(7,050)		(4,251)		(7,966)		(10,407)		(1,894)		(633)		(215,503)		(27,270)
Adjustments to maintain reserves		1		-		(48)		(2)		-		1		1		(2)

Net equity transactions		51,068		15,930		1,373		5,241		(136,864)		170,122		85,105		(8,404)

Net change in contract owners’ equity		52,588		16,102		20,039		18,023		(118,018)		179,935		270,073		4,509

Contract owners’ equity at beginning of period		18,425		2,323		135,053		117,030		184,010		4,075		294,005		289,496

Contract owners’ equity at end of period		$71,013		18,425		155,092		135,053		65,992		184,010		564,078		294,005

CHANGE IN UNITS:
Beginning units		1,563		209		7,533		7,223		14,983		375		27,717		28,604
Units purchased		4,743		1,710		779		1,017		7,015		20,625		35,248		2,788
Units surrendered		(625)		(356)		(693)		(707)		(17,134)		(6,017)		(25,324)		(3,675)

Ending units		5,681		1,563		7,619		7,533		4,864		14,983		37,641		27,717

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVSVA				ALVSVB				APTGBS				ALCAI2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$45,051		46,776		24		22		126,532		471		-		-
Realized gain (loss) on investments		(215,588)		(27,762)		1		2		110,296		6,366		6,665		3,736
Change in unrealized gain (loss) on investments		(266,535)		225,750		(361)		80		(69,896)		(2,082)		(22,107)		4,530
Reinvested capital gains		582,887		266,340		448		173		-		-		29,372		-

Net increase (decrease) in contract owners’ equity resulting from operations		145,815		511,104		112		277		166,932		4,755		13,930		8,266

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		201,052		267,991		-		-		284,031		7,572		51,194		6,510
Transfers between subaccounts, net		31,215		(150,362)		1,518		507		886,864		74,827		148,447		39,136
Surrenders (notes 2, 3, 4, 5 and 6)		(269,352)		(288,905)		(22)		(19)		(1,161)		(262)		(1,197)		(513)
Adjustments to maintain reserves		(198)		(227)		-		-		(1,569)		1		(2,683)		1

Net equity transactions		(37,283)		(171,503)		1,496		488		1,168,165		82,138		195,761		45,134

Net change in contract owners’ equity		108,532		339,601		1,608		765		1,335,097		86,893		209,691		53,400

Contract owners’ equity at beginning of period		5,448,997		5,109,396		4,013		3,248		108,275		21,382		57,830		4,430

Contract owners’ equity at end of period		$5,557,529		5,448,997		5,621		4,013		1,443,372		108,275		267,521		57,830

CHANGE IN UNITS:
Beginning units		140,245		144,681		378		336		8,281		2,033		4,530		514
Units purchased		29,899		11,343		140		44		87,897		11,138		15,785		5,179
Units surrendered		(31,118)		(15,779)		(2)		(2)		(27,004)		(4,890)		(4,544)		(1,163)

Ending units		139,026		140,245		516		378		69,174		8,281		15,771		4,530

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WFVSCG				AAEIP3				AFGF				AMVAA2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		5,792		3,727		5,919		3,987		438,489		123,345
Realized gain (loss) on investments		(135,173)		(57,353)		19		618		32,145		3,555		22,070		19,256
Change in unrealized gain (loss) on investments		158,074		328,880		(14,819)		(1,850)		250,534		101,478		1,078,618		98,187
Reinvested capital gains		91,851		-		14,783		2,996		147,854		3,830		925,715		65,287

Net increase (decrease) in contract owners’ equity resulting from operations		114,752		271,527		5,775		5,491		436,452		112,850		2,464,892		306,075

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		21,917		31,763		21,934		3,739		3,907,623		996,199		15,623,136		7,284,633
Transfers between subaccounts, net		(1,599,420)		(45,705)		(17,111)		99,792		47,277		(4,979)		2,869,344		586,619
Surrenders (notes 2, 3, 4, 5 and 6)		(25,440)		(193,841)		(3,120)		(289)		(307,178)		(53,979)		(2,641,921)		(830,034)
Adjustments to maintain reserves		696		(1,017)		(205)		1		24,916		3		3		1

Net equity transactions		(1,602,247)		(208,800)		1,498		103,243		3,672,638		937,244		15,850,562		7,041,219

Net change in contract owners’ equity		(1,487,495)		62,727		7,273		108,734		4,109,090		1,050,094		18,315,454		7,347,294

Contract owners’ equity at beginning of period		1,567,833		1,505,106		109,933		1,199		1,059,367		9,273		7,382,581		35,287

Contract owners’ equity at end of period		$80,338		1,567,833		117,206		109,933		5,168,457		1,059,367		25,698,035		7,382,581

CHANGE IN UNITS:
Beginning units		26,938		30,697		6,302		97		71,096		821		583,821		3,249
Units purchased		953		831		2,224		6,525		236,438		74,563		1,369,291		648,227
Units surrendered		(26,628)		(4,590)		(2,106)		(320)		(19,756)		(4,288)		(198,957)		(67,655)

Ending units		1,263		26,938		6,420		6,302		287,778		71,096		1,754,155		583,821

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVAA4				AMVBC4				AMVBD4				AMVGG1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$2,535		8		101,113		61,558		12,534		6,825		11,534		3,304
Realized gain (loss) on investments		5,755		3		217,179		74,334		38		(636)		(1,609)		27
Change in unrealized gain (loss) on investments		2,494		(18)		370,690		386,744		(4,622)		(2,297)		49,120		(1,497)
Reinvested capital gains		2,015		-		447,994		25,757		-		-		73,013		827

Net increase (decrease) in contract owners’ equity resulting from operations		12,799		(7)		1,136,976		548,393		7,950		3,892		132,058		2,661

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		11,742		1,286		2,354,524		1,368,263		227,083		318		557,547		266,882
Transfers between subaccounts, net		179,262		(258)		1,875,436		869,785		30,368		77,834		(88,171)		663
Surrenders (notes 2, 3, 4, 5 and 6)		(745)		-		(759,925)		(186,087)		(1,323)		(765)		(40,249)		(7,076)
Adjustments to maintain reserves		(1)		-		(84)		530		-		-		-		-

Net equity transactions		190,258		1,028		3,469,951		2,052,491		256,128		77,387		429,127		260,469

Net change in contract owners’ equity		203,057		1,021		4,606,927		2,600,884		264,078		81,279		561,185		263,130

Contract owners’ equity at beginning of period		1,021		-		4,719,906		2,119,022		97,574		16,295		263,130		-

Contract owners’ equity at end of period		$204,078		1,021		9,326,833		4,719,906		361,652		97,574		824,315		263,130

CHANGE IN UNITS:
Beginning units		89		-		360,132		192,164		10,634		1,793		20,982		-
Units purchased		21,931		111		351,784		212,054		26,687		17,098		42,514		21,545
Units surrendered		(6,630)		(22)		(103,141)		(44,086)		(478)		(8,257)		(9,607)		(563)

Ending units		15,390		89		608,775		360,132		36,843		10,634		53,889		20,982

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGI1				AMVGI4				AMVGR4				AMVGS4
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$35,334		11,463		2,220		1,329		638		420		601		636
Realized gain (loss) on investments		4,100		1,870		12,351		13,400		11,277		34,228		3,694		623
Change in unrealized gain (loss) on investments		20,558		57,635		(8,962)		8,410		104,583		23,241		20,605		(2,820)
Reinvested capital gains		411,093		12,584		30,204		7,109		39,947		5,618		4,324		2,610

Net increase (decrease) in contract owners’ equity resulting from operations		471,085		83,552		35,813		30,248		156,445		63,507		29,224		1,049

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,011,607		1,039,953		249,624		29,130		1,027,247		223,824		154,519		79,518
Transfers between subaccounts, net		51,350		(4,399)		9,707		(14,411)		249,279		(46,119)		243,889		25,896
Surrenders (notes 2, 3, 4, 5 and 6)		(129,360)		(36,820)		(69,455)		(753)		(13,210)		(868)		(28,661)		(13,877)
Adjustments to maintain reserves		1		-		5		(1)		(2)		(1)		-		-

Net equity transactions		1,933,598		998,734		189,881		13,965		1,263,314		176,836		369,747		91,537

Net change in contract owners’ equity		2,404,683		1,082,286		225,694		44,213		1,419,759		240,343		398,971		92,586

Contract owners’ equity at beginning of period		1,086,940		4,654		145,922		101,709		305,016		64,673		144,927		52,341

Contract owners’ equity at end of period		$3,491,623		1,086,940		371,616		145,922		1,724,775		305,016		543,898		144,927

CHANGE IN UNITS:
Beginning units		78,791		420		11,135		9,618		24,964		6,950		18,908		6,973
Units purchased		144,742		81,499		19,255		6,072		97,158		23,903		49,595		14,542
Units surrendered		(9,703)		(3,128)		(6,311)		(4,555)		(4,410)		(5,889)		(6,435)		(2,607)

Ending units		213,830		78,791		24,079		11,135		117,712		24,964		62,068		18,908

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGV2				AMVI4				AMVNW1				AMVNW2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$57,306		27,813		4,587		1,250		5,869		821		71,966		67,551
Realized gain (loss) on investments		9,053		94,330		279		762		2,952		43		(40,361)		42,750
Change in unrealized gain (loss) on investments		10,689		(25,245)		37,019		(762)		48,563		(5,070)		1,229,806		144,301
Reinvested capital gains		-		-		-		-		5,671		3		247,535		21,160

Net increase (decrease) in contract owners’ equity resulting from operations		77,048		96,898		41,885		1,250		63,055		(4,203)		1,508,946		275,762

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		325,764		114,025		253,293		31,018		454,113		75,415		1,126,522		998,393
Transfers between subaccounts, net		527,327		3,397,747		10,555		4,322		7,637		25		(45,219)		(66,906)
Surrenders (notes 2, 3, 4, 5 and 6)		(148,171)		(2,918,848)		(1,169)		(1,030)		(68,994)		(3,914)		(381,233)		(424,758)
Adjustments to maintain reserves		(1)		(1)		(1)		1		12,493		-		38		620

Net equity transactions		704,919		592,923		262,678		34,311		405,249		71,526		700,108		507,349

Net change in contract owners’ equity		781,967		689,821		304,563		35,561		468,304		67,323		2,209,054		783,111

Contract owners’ equity at beginning of period		765,265		75,444		125,674		90,113		67,323		-		4,912,816		4,129,705

Contract owners’ equity at end of period		$1,547,232		765,265		430,237		125,674		535,627		67,323		7,121,870		4,912,816

CHANGE IN UNITS:
Beginning units		75,474		7,496		14,015		10,344		5,817		-		322,865		289,193
Units purchased		138,095		379,833		24,166		4,286		34,368		6,146		78,864		73,315
Units surrendered		(71,946)		(311,855)		(224)		(615)		(4,201)		(329)		(36,912)		(39,643)

Ending units		141,623		75,474		37,957		14,015		35,984		5,817		364,817		322,865

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVNW4				AMVWM1				BRVGA1				BRVHY3
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$6,536		3,777		37,759		13,645		609,135		211,371		25,580		23,645
Realized gain (loss) on investments		24,061		10,965		12,502		1,353		101,920		76,110		5,722		1,314
Change in unrealized gain (loss) on investments		90,792		(828)		154,713		24,506		961,502		74,345		2,644		1,941
Reinvested capital gains		22,498		1,231		112,394		1,339		1,398,052		987,148		878		-

Net increase (decrease) in contract owners’ equity resulting from operations		143,887		15,145		317,368		40,843		3,070,609		1,348,974		34,824		26,900

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		226,489		57,183		1,394,549		952,255		894,181		907,390		(20,748)		28,287
Transfers between subaccounts, net		549,212		(46,308)		136,576		(497)		132,914		(376,248)		25,759		3,672
Surrenders (notes 2, 3, 4, 5 and 6)		(10,069)		(1,497)		(165,047)		(38,202)		(1,062,704)		(833,491)		(12,004)		(4,240)
Adjustments to maintain reserves		-		67		25,395		(2)		(2,362)		(383)		111		362

Net equity transactions		765,632		9,445		1,391,473		913,554		(37,971)		(302,732)		(6,882)		28,081

Net change in contract owners’ equity		909,519		24,590		1,708,841		954,397		3,032,638		1,046,242		27,942		54,981

Contract owners’ equity at beginning of period		354,023		329,433		959,103		4,706		15,660,795		14,614,553		379,257		324,276

Contract owners’ equity at end of period		$1,263,542		354,023		2,667,944		959,103		18,693,433		15,660,795		407,199		379,257

CHANGE IN UNITS:
Beginning units		38,294		37,890		73,493		431		752,732		767,303		34,770		32,065
Units purchased		83,289		21,354		111,070		76,133		71,810		57,565		3,809		3,196
Units surrendered		(14,745)		(20,950)		(10,573)		(3,071)		(74,521)		(72,136)		(4,356)		(491)

Ending units		106,838		38,294		173,990		73,493		750,021		752,732		34,223		34,770

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BRVHYI				BRVTR1				BRVTR3				MLVGA2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$472,304		362,984		35,688		7,112		6,791		8,009		54,556		19,049
Realized gain (loss) on investments		(100,909)		(17,971)		1,937		48		8		231		3,919		(4,846)
Change in unrealized gain (loss) on investments		237,463		68,795		23,086		(6,664)		5,223		(3,776)		102,539		19,663
Reinvested capital gains		17,811		-		1,504		-		198		-		130,957		99,064

Net increase (decrease) in contract owners’ equity resulting from operations		626,669		413,808		62,215		496		12,220		4,464		291,971		132,930

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,793,980		1,175,381		1,067,541		392,950		9,665		3,061		3,859		4,469
Transfers between subaccounts, net		44,825		398,012		109,897		3,807		23,346		77,984		(26,319)		19,172
Surrenders (notes 2, 3, 4, 5 and 6)		(487,778)		(357,053)		(136,004)		(13,250)		(2,160)		(1,558)		(80,806)		(86,905)
Adjustments to maintain reserves		5,852		10,199		25,154		1,352		211		419		1		-

Net equity transactions		1,356,879		1,226,539		1,066,588		384,859		31,062		79,906		(103,265)		(63,264)

Net change in contract owners’ equity		1,983,548		1,640,347		1,128,803		385,355		43,282		84,370		188,706		69,666

Contract owners’ equity at beginning of period		6,315,976		4,675,629		385,378		23		149,159		64,789		1,539,945		1,470,279

Contract owners’ equity at end of period		$8,299,524		6,315,976		1,514,181		385,378		192,441		149,159		1,728,651		1,539,945

CHANGE IN UNITS:
Beginning units		438,309		351,290		35,851		2		16,430		7,218		54,689		56,959
Units purchased		201,326		122,959		105,536		37,085		3,793		17,623		180		922
Units surrendered		(112,131)		(35,940)		(10,955)		(1,236)		(522)		(8,411)		(3,510)		(3,192)

Ending units		527,504		438,309		130,432		35,851		19,701		16,430		51,359		54,689

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MLVGA3				DCAP				DSIF				DVSCS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$3,170		591		-		-		225,771		309,105		71,600		63,072
Realized gain (loss) on investments		1,876		211		-		30		10,645,844		993,733		(33,826)		13,232
Change in unrealized gain (loss) on investments		(3,486)		(1,021)		-		(32)		(8,198,512)		2,760,932		(258,235)		233,691
Reinvested capital gains		7,207		3,169		-		2		1,586,455		1,669,781		545,046		123,564

Net increase (decrease) in contract owners’ equity resulting from operations		8,767		2,950		-		-		4,259,558		5,733,551		324,585		433,559

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		57,816		25,794		-		-		418,583		489,562		146,521		160,755
Transfers between subaccounts, net		(23,685)		9,046		-		-		(29,669,951)		(1,463,519)		133,459		(209,618)
Surrenders (notes 2, 3, 4, 5 and 6)		(8,206)		(110)		(12)		(22)		(1,099,390)		(978,427)		(323,406)		(266,900)
Adjustments to maintain reserves		-		(1)		12		22		(1,353)		(1,077)		421		(270)

Net equity transactions		25,925		34,729		-		-		(30,352,111)		(1,953,461)		(43,005)		(316,033)

Net change in contract owners’ equity		34,692		37,679		-		-		(26,092,553)		3,780,090		281,580		117,526

Contract owners’ equity at beginning of period		45,773		8,094		-		-		27,966,252		24,186,162		5,723,156		5,605,630

Contract owners’ equity at end of period		$80,465		45,773		-		-		1,873,699		27,966,252		6,004,736		5,723,156

CHANGE IN UNITS:
Beginning units		4,518		870		-		-		403,793		435,334		109,237		115,509
Units purchased		5,598		4,211		-		-		10,402		12,344		9,870		5,746
Units surrendered		(3,471)		(563)		-		-		(391,177)		(43,885)		(10,322)		(12,018)

Ending units		6,645		4,518		-		-		23,018		403,793		108,785		109,237

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CLSCV1				CLVGT2				CLVLD1				CSCRS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$839		30		-		-		5,314		366		-		73
Realized gain (loss) on investments		(68)		12		29,704		503		(31)		1		(1,812)		(82)
Change in unrealized gain (loss) on investments		743		4,481		78,905		44,188		(1,034)		(30)		4,809		11
Reinvested capital gains		11,592		173		51,386		33,348		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		13,106		4,696		159,995		78,039		4,249		337		2,997		2

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		45,260		44,509		39,207		362,944		81,865		34,530		112,245		1,158
Transfers between subaccounts, net		43,952		(28)		(77,222)		1,544		2,596		-		(267)		(3,151)
Surrenders (notes 2, 3, 4, 5 and 6)		(9,837)		(1,744)		(24,140)		(658)		(2,855)		(660)		331		(1)
Adjustments to maintain reserves		1		(1)		16		218		1		(1)		1		-

Net equity transactions		79,376		42,736		(62,139)		364,048		81,607		33,869		112,310		(1,994)

Net change in contract owners’ equity		92,482		47,432		97,856		442,087		85,856		34,206		115,307		(1,992)

Contract owners’ equity at beginning of period		49,748		2,316		494,495		52,408		34,206		-		-		1,992

Contract owners’ equity at end of period		$142,230		49,748		592,351		494,495		120,062		34,206		115,307		-

CHANGE IN UNITS:
Beginning units		3,968		201		37,808		5,072		3,162		-		-		194
Units purchased		6,698		3,915		15,174		32,942		7,531		3,223		14,198		109
Units surrendered		(802)		(148)		(19,277)		(206)		(257)		(61)		(4,925)		(303)

Ending units		9,864		3,968		33,705		37,808		10,436		3,162		9,273		-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVEA				DFVGB				DFVGMI				DFVIPS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$74,247		34,221		1,292,902		1,290,314		421,510		333,381		270,642		177,051
Realized gain (loss) on investments		13,138		32,831		(195,544)		(163,388)		145,915		132,880		(394,354)		(165,972)
Change in unrealized gain (loss) on investments		359,309		46,725		130,326		201,628		1,470,291		519,143		600,746		107,143
Reinvested capital gains		45,142		21,633		-		-		157,368		71,192		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		491,836		135,410		1,227,684		1,328,554		2,195,084		1,056,596		477,034		118,222

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,501,758		1,094,194		3,537,999		2,053,406		2,062,233		1,573,852		1,057,202		643,263
Transfers between subaccounts, net		56,641		(54,122)		2,281,148		1,548,839		1,265,104		3,681,152		(177,231)		(62,887)
Surrenders (notes 2, 3, 4, 5 and 6)		(12,806)		41,356		(1,619,513)		(1,808,342)		(648,749)		(439,634)		(571,235)		(368,487)
Adjustments to maintain reserves		-		1		(5,834)		(1,176)		(308)		(25)		1,181		(272)

Net equity transactions		1,545,593		1,081,429		4,193,800		1,792,727		2,678,280		4,815,345		309,917		211,617

Net change in contract owners’ equity		2,037,429		1,216,839		5,421,484		3,121,281		4,873,364		5,871,941		786,951		329,839

Contract owners’ equity at beginning of period		1,984,245		767,406		26,845,916		23,724,635		12,448,156		6,576,215		6,227,610		5,897,771

Contract owners’ equity at end of period		$4,021,674		1,984,245		32,267,400		26,845,916		17,321,520		12,448,156		7,014,561		6,227,610

CHANGE IN UNITS:
Beginning units		166,187		73,977		2,187,100		2,036,887		713,342		422,036		515,888		497,770
Units purchased		118,769		115,723		717,454		461,974		193,246		335,595		220,706		117,949
Units surrendered		(4,135)		(23,513)		(385,387)		(311,761)		(41,064)		(44,289)		(196,321)		(99,831)

Ending units		280,821		166,187		2,519,167		2,187,100		865,524		713,342		540,273		515,888

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVIS				DFVIV				DFVSTF				DFVULV
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,408,161		1,252,510		2,556,094		1,848,719		1,129,581		1,171,182		1,212,516		1,123,690
Realized gain (loss) on investments		5,354		164,621		1,887,683		658,704		2,742		14,091		1,746,694		2,022,638
Change in unrealized gain (loss) on investments		9,789,159		(1,126,092)		14,763,522		(781,633)		(25,663)		35,719		2,492,047		(2,301,584)
Reinvested capital gains		1,703,738		979,542		1,860,634		954,126		-		-		3,787,237		5,661,575

Net increase (decrease) in contract owners’ equity resulting from operations		12,906,412		1,270,581		21,067,933		2,679,916		1,106,660		1,220,992		9,238,494		6,506,319

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		3,603,565		3,630,591		7,271,507		6,818,055		2,444,309		2,263,328		6,909,877		5,447,373
Transfers between subaccounts, net		(3,311,954)		(311,552)		(4,129,828)		(518,543)		1,039,170		1,823,276		358,238		(2,393,054)
Surrenders (notes 2, 3, 4, 5 and 6)		(3,036,801)		(2,354,850)		(3,204,807)		(3,231,311)		(1,510,408)		(2,103,127)		(3,977,985)		(3,492,588)
Adjustments to maintain reserves		(8,797)		(1,641)		443		(1,563)		(8,982)		(963)		(5,151)		(1,895)

Net equity transactions		(2,753,987)		962,548		(62,685)		3,066,638		1,964,089		1,982,514		3,284,979		(440,164)

Net change in contract owners’ equity		10,152,425		2,233,129		21,005,248		5,746,554		3,070,749		3,203,506		12,523,473		6,066,155

Contract owners’ equity at beginning of period		36,109,925		33,876,796		46,398,823		40,652,269		24,642,573		21,439,067		55,406,950		49,340,795

Contract owners’ equity at end of period		$46,262,350		36,109,925		67,404,071		46,398,823		27,713,322		24,642,573		67,930,423		55,406,950

CHANGE IN UNITS:
Beginning units		1,615,684		1,573,628		2,188,868		2,044,773		2,092,379		1,920,204		1,460,603		1,474,775
Units purchased		232,336		273,794		550,957		486,233		650,116		630,503		317,718		238,271
Units surrendered		(336,971)		(231,738)		(556,473)		(342,138)		(487,096)		(458,328)		(232,273)		(252,443)

Ending units		1,511,049		1,615,684		2,183,352		2,188,868		2,255,399		2,092,379		1,546,048		1,460,603

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVUTV				DSGIBA				DSVCGA				ETVFR
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$854,374		584,361		557,807		347,472		5,397		14,088		-		-
Realized gain (loss) on investments		1,354,697		1,099,975		(5,939)		(14,575)		1,439,600		112,968		-		-
Change in unrealized gain (loss) on investments		(1,643,342)		(1,353,242)		(205,652)		532,491		(1,372,011)		1,096,805		-		-
Reinvested capital gains		3,865,310		2,846,631		1,596,999		-		1,258,591		568,171		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,431,039		3,177,725		1,943,215		865,388		1,331,577		1,792,032		-		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,372,165		4,144,470		2,928,075		2,493,076		2,928,774		2,701,773		-		-
Transfers between subaccounts, net		858,026		(2,591,580)		(76,439)		(80,856)		(12,261,709)		138,487		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(2,668,587)		(2,572,936)		(995,077)		(1,080,710)		(888,385)		(1,008,387)		-		(4)
Adjustments to maintain reserves		(1,271)		(963)		16,722		(9,009)		(2,850)		38		-		4

Net equity transactions		2,560,333		(1,021,009)		1,873,281		1,322,501		(10,224,170)		1,831,911		-		-

Net change in contract owners’ equity		6,991,372		2,156,716		3,816,496		2,187,889		(8,892,593)		3,623,943		-		-

Contract owners’ equity at beginning of period		42,316,956		40,160,240		11,199,080		9,011,191		9,524,904		5,900,961		-		-

Contract owners’ equity at end of period		$49,308,328		42,316,956		15,015,576		11,199,080		632,311		9,524,904		-		-

CHANGE IN UNITS:
Beginning units		1,051,996		1,079,629		649,972		570,591		313,869		246,208		-		-
Units purchased		259,159		221,796		179,728		154,854		110,114		124,893		-		-
Units surrendered		(186,000)		(249,429)		(77,120)		(75,473)		(405,466)		(57,232)		-		-

Ending units		1,125,155		1,051,996		752,580		649,972		18,517		313,869		-		-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FQB				FVU2				FB2				FC2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$20,650		17,835		-		-		7,564		2,721		-		30
Realized gain (loss) on investments		(2,961)		(2,745)		9		-		(32,296)		9,322		3,505		18,196
Change in unrealized gain (loss) on investments		25,244		7,905		2,168		-		25,211		7,135		(1,055)		(5,602)
Reinvested capital gains		-		-		-		-		41,257		1,356		45,938		16,483

Net increase (decrease) in contract owners’ equity resulting from operations		42,933		22,995		2,177		-		41,736		20,534		48,388		29,107

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		34,229		34,829		10,227		-		60,945		75,798		51,295		95,987
Transfers between subaccounts, net		(1,485)		(1,513)		11,637		-		129,886		5,191		61,890		(22,629)
Surrenders (notes 2, 3, 4, 5 and 6)		(17,559)		(40,076)		(127)		-		(8,065)		(459)		(12,224)		(642)
Adjustments to maintain reserves		(117)		(11)		1		-		(87)		-		(1)		-

Net equity transactions		15,068		(6,771)		21,738		-		182,679		80,530		100,960		72,716

Net change in contract owners’ equity		58,001		16,224		23,915		-		224,415		101,064		149,348		101,823

Contract owners’ equity at beginning of period		606,485		590,261		-		-		196,208		95,144		180,088		78,265

Contract owners’ equity at end of period		$664,486		606,485		23,915		-		420,623		196,208		329,436		180,088

CHANGE IN UNITS:
Beginning units		30,630		30,969		-		-		17,164		9,624		13,725		7,960
Units purchased		2,609		2,211		2,071		-		67,369		20,828		7,666		11,037
Units surrendered		(1,899)		(2,550)		(11)		-		(52,525)		(13,288)		(674)		(5,272)

Ending units		31,340		30,630		2,060		-		32,008		17,164		20,717		13,725

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FCP				FCS				FDSCS2				FEIS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$2,076		640		24,335		27,423		3,901		2,734		261,644		229,428
Realized gain (loss) on investments		7,922		426		1,008,101		437,875		7,832		115		313,360		233,382

Change in unrealized gain (loss) on investments		6,507		(13,771)		(135,531)		3,069,953		56,418		18,537		1,144,840		594,074
Reinvested capital gains		211,780		47,628		7,473,474		3,937,115		31,508		2,230		852,006		789,932

Net increase (decrease) in contract owners’ equity resulting from operations		228,285		34,923		8,370,379		7,472,366		99,659		23,616		2,571,850		1,846,816

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		991,181		439,800		10,927,702		6,407,757		7,902		337,256		427,243		539,320
Transfers between subaccounts, net		82,957		(614)		838,358		3,939,505		107,355		33,460		195,111		(303,426)
Surrenders (notes 2, 3, 4, 5 and 6)		(136,216)		(21,385)		(2,928,134)		(1,822,316)		(8,218)		(132)		(771,793)		(586,892)
Adjustments to maintain reserves		22,039		-		(15,463)		(1,129)		(713)		(1)		(3,028)		2,911

Net equity transactions		959,961		417,801		8,822,463		8,523,817		106,326		370,583		(152,467)		(348,087)

Net change in contract owners’ equity		1,188,246		452,724		17,192,842		15,996,183		205,985		394,199		2,419,383		1,498,729

Contract owners’ equity at beginning of period		452,724		-		35,486,078		19,489,895		396,234		2,035		13,733,205		12,234,476

Contract owners’ equity at end of period		$1,640,970		452,724		52,678,920		35,486,078		602,219		396,234		16,152,588		13,733,205

CHANGE IN UNITS:
Beginning units		31,103		-		1,461,029		1,072,318		36,833		220		311,853		320,173
Units purchased		69,368		32,695		712,572		617,702		15,752		37,045		26,989		15,841
Units surrendered		(7,669)		(1,592)		(386,689)		(228,991)		(4,774)		(432)		(30,402)		(24,161)

Ending units		92,802		31,103		1,786,912		1,461,029		47,811		36,833		308,440		311,853

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FEMS				FF10S				FF20S				FF30S
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$272,270		145,720		49,949		54,450		90,629		99,999		287,477		248,440
Realized gain (loss) on investments		(51,626)		96,401		(15,293)		(17,440)		(38,699)		2,388		100,140		123,781

Change in unrealized gain (loss) on investments		4,493,279		650,838		102,950		42,093		190,946		54,466		832,202		587,353
Reinvested capital gains		107,258		-		19,783		1,313		194,695		102,821		528,125		24,751

Net increase (decrease) in contract owners’ equity resulting from operations		4,821,181		892,959		157,389		80,416		437,571		259,674		1,747,944		984,325

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,880,678		1,501,407		40,809		41,386		146,556		151,960		493,539		482,945
Transfers between subaccounts, net		(126,531)		570,926		528		777		(3,833)		(27,845)		(5,906)		193,444
Surrenders (notes 2, 3, 4, 5 and 6)		(964,630)		(434,795)		(138,345)		(124,724)		(650,222)		(402,019)		(616,519)		(771,890)
Adjustments to maintain reserves		(25,376)		(105)		(112)		(68)		(42)		(35)		88		(593)

Net equity transactions		764,141		1,637,433		(97,120)		(82,629)		(507,541)		(277,939)		(128,798)		(96,094)

Net change in contract owners’ equity		5,585,322		2,530,392		60,269		(2,213)		(69,970)		(18,265)		1,619,146		888,231

Contract owners’ equity at beginning of period		11,299,469		8,769,077		1,550,732		1,552,945		3,545,997		3,564,262		11,458,194		10,569,963

Contract owners’ equity at end of period		$16,884,791		11,299,469		1,611,001		1,550,732		3,476,027		3,545,997		13,077,340		11,458,194

CHANGE IN UNITS:
Beginning units		852,263		726,709		55,836		58,858		108,147		116,912		296,875		299,448
Units purchased		287,376		261,928		1,445		1,543		8,841		5,859		13,257		19,047
Units surrendered		(236,689)		(136,374)		(4,760)		(4,565)		(23,321)		(14,624)		(16,337)		(21,620)

Ending units		902,950		852,263		52,521		55,836		93,667		108,147		293,795		296,875

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FG2		FGO2		FGP		FGS
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	791	-	-	-	4,519	3	259,768	-
Realized gain (loss) on investments		6,300	13,253	(2,691)	1,253	(2,367)	1,486	1,153,318	1,741,849

Change in unrealized gain (loss) on investments		(1,201)	(79,267)	4,098	(1,241)	(34,573)	(55,862)	(690,650)	(1,180,680)
Reinvested capital gains		210,242	246,259	1,157	-	189,001	77,879	16,408,631	22,762,154

Net increase (decrease) in contract owners’ equity resulting from operations		216,132	180,245	2,564	12	156,580	23,506	17,131,067	23,323,323

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		121,088	23,744	28,102	6,365	1,344,383	403,959	17,891,746	15,722,660
Transfers between subaccounts, net		141,876	645,757	(22,672)	60,516	(11,581)	(119)	(1,292,634)	1,972,901
Surrenders (notes 2, 3, 4, 5 and 6)		(26,724)	(2,570)	(357)	(46)	(224,196)	(33,098)	(9,040,355)	(6,632,693)
Adjustments to maintain reserves		26	203	4	-	(1)	-	(3,702)	(3,054)

Net equity transactions		236,266	667,134	5,077	66,835	1,108,605	370,742	7,555,055	11,059,814

Net change in contract owners’ equity		452,398	847,379	7,641	66,847	1,265,185	394,248	24,686,122	34,383,137

Contract owners’ equity at beginning of period		1,213,965	366,586	66,847	-	403,982	9,734	109,730,277	75,347,140

Contract owners’ equity at end of period	$	1,666,363	1,213,965	74,488	66,847	1,669,167	403,982	134,416,399	109,730,277

CHANGE IN UNITS:
Beginning units		93,062	36,554	5,795	-	27,825	874	1,119,756	1,001,594
Units purchased		23,482	61,352	8,456	5,799	87,330	29,350	235,402	281,584
Units surrendered		(5,085)	(4,844)	(8,942)	(4)	(15,095)	(2,399)	(160,100)	(163,422)

Ending units		111,459	93,062	5,309	5,795	100,060	27,825	1,195,058	1,119,756

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FIGBP		FIGBP2		FIGBS		FMC2
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	22,682	6,002	8,052	3,999	334,811	293,268	1,051	1,291
Realized gain (loss) on investments		4,244	567	1,842	847	(595,334)	(255,621)	1,656	550

Change in unrealized gain (loss) on investments		3,163	(5,405)	4,070	(3,598)	857,624	101,913	(3,203)	(24,944)
Reinvested capital gains		-	-	-	-	-	-	48,605	43,788

Net increase (decrease) in contract owners’ equity resulting from operations		30,089	1,164	13,964	1,248	597,101	139,560	48,109	20,685

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		533,381	172,509	46,282	22,592	276,225	363,747	13,565	340,347
Transfers between subaccounts, net		23,440	43,885	74,556	30,570	1,052,068	939,395	11,084	3,559
Surrenders (notes 2, 3, 4, 5 and 6)		(91,890)	(8,526)	(11,113)	(765)	(689,096)	(564,920)	(4,530)	5
Adjustments to maintain reserves		36,634	-	1	207	-	(315)	(2)	-

Net equity transactions		501,565	207,868	109,726	52,604	639,197	737,907	20,117	343,911

Net change in contract owners’ equity		531,654	209,032	123,690	53,852	1,236,298	877,467	68,226	364,596

Contract owners’ equity at beginning of period		209,032	-	123,817	69,965	8,599,726	7,722,259	382,305	17,709

Contract owners’ equity at end of period	$	740,686	209,032	247,507	123,817	9,836,024	8,599,726	450,531	382,305

CHANGE IN UNITS:
Beginning units		19,354	-	13,335	7,648	457,194	417,212	34,003	1,846
Units purchased		49,258	20,142	16,647	6,154	181,640	129,426	3,443	32,406
Units surrendered		(4,653)	(788)	(5,053)	(467)	(150,771)	(89,444)	(1,504)	(249)

Ending units		63,959	19,354	24,929	13,335	488,063	457,194	35,942	34,003

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FMCS		FNRS2		FOS		FRESS
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	45,075	55,579	249,066	262,751	188,954	162,489	123,318	219,357
Realized gain (loss) on investments		17,096	93,697	1,103,262	2,104,675	218,209	99,783	5,900	(53,432)

Change in unrealized gain (loss) on investments		(86,957)	156,485	(3,828)	(1,905,665)	555,143	(333,472)	41,025	185,251
Reinvested capital gains		1,396,733	1,525,474	-	-	1,096,611	468,313	2,703	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,371,947	1,831,235	1,348,500	461,761	2,058,917	397,113	172,946	351,176

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		533,918	542,971	1,823,624	1,853,076	1,506,220	1,748,594	514,528	612,823
Transfers between subaccounts, net		(131,782)	(116,780)	813,220	(1,005,049)	(69,494)	82,759	287,209	(412,305)
Surrenders (notes 2, 3, 4, 5 and 6)		(853,792)	(833,316)	(607,639)	(1,011,464)	(748,777)	(808,575)	(337,772)	(294,405)
Adjustments to maintain reserves		1,866	(1,053)	(4,773)	(221)	(4,960)	4,698	(14,463)	(148)

Net equity transactions		(449,790)	(408,178)	2,024,432	(163,658)	682,989	1,027,476	449,502	(94,035)

Net change in contract owners’ equity		922,157	1,423,057	3,372,932	298,103	2,741,906	1,424,589	622,448	257,141

Contract owners’ equity at beginning of period		12,114,642	10,691,585	11,984,646	11,686,543	9,976,285	8,551,696	5,496,292	5,239,151

Contract owners’ equity at end of period	$	13,036,799	12,114,642	15,357,578	11,984,646	12,718,191	9,976,285	6,118,740	5,496,292

CHANGE IN UNITS:
Beginning units		200,425	207,578	401,908	407,668	597,572	537,619	417,209	423,044
Units purchased		16,160	13,781	166,791	138,425	109,229	124,899	183,001	93,436
Units surrendered		(23,430)	(20,934)	(101,945)	(144,185)	(73,425)	(64,946)	(149,435)	(99,271)

Ending units		193,155	200,425	466,754	401,908	633,376	597,572	450,775	417,209

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FVFRHI		FVICA2		FVSIS2		FVSS
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	1,132	-	2,496	971	88	-	132	124
Realized gain (loss) on investments		264	(21)	8,348	3,250	31	-	138	212

Change in unrealized gain (loss) on investments		(509)	23	34,088	(2,301)	(1)	-	320	(1,037)
Reinvested capital gains		-	-	1,012	-	-	-	556	1,858

Net increase (decrease) in contract owners’ equity resulting from operations		887	2	45,944	1,920	118	-	1,146	1,157

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,855	-	46,061	27,468	51	-	-	-
Transfers between subaccounts, net		14,683	(600)	114,326	117,234	(77)	-	611	652
Surrenders (notes 2, 3, 4, 5 and 6)		102	(1)	(17,102)	(552)	(41)	-	(674)	(664)
Adjustments to maintain reserves		-	(1)	2	-	-	-	-	1

Net equity transactions		16,640	(602)	143,287	144,150	(67)	-	(63)	(11)

Net change in contract owners’ equity		17,527	(600)	189,231	146,070	51	-	1,083	1,146

Contract owners’ equity at beginning of period		-	600	162,009	15,939	-	-	13,319	12,173

Contract owners’ equity at end of period	$	17,527	-	351,240	162,009	51	-	14,402	13,319

CHANGE IN UNITS:
Beginning units		-	56	16,348	1,736	-	-	259	259
Units purchased		4,194	-	17,026	14,671	1,101	-	14	14
Units surrendered		(2,772)	(56)	(3,430)	(59)	(1,096)	-	(13)	(14)

Ending units		1,422	-	29,944	16,348	5	-	260	259

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FVSS2		FEOVF		FTVDM2		FTVFA1
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	23,544	10,278	2,087	906	2,317	13,823	12,917	13,510
Realized gain (loss) on investments		(16,311)	62,464	12,688	50	77,387	8,856	(7,449)	(21,217)

Change in unrealized gain (loss) on investments		128,777	(154,250)	5,995	(500)	69,400	401	44,564	61,150
Reinvested capital gains		88,421	178,378	15,019	358	7,232	2,656	23,961	-

Net increase (decrease) in contract owners’ equity resulting from operations		224,431	96,870	35,789	814	156,336	25,736	73,993	53,443

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		395,752	325,044	25,170	14,576	13,883	16,928	24,613	35,586
Transfers between subaccounts, net		1,253,439	107,046	3,955	25,024	(360,228)	(3,690)	(24,157)	(22,130)
Surrenders (notes 2, 3, 4, 5 and 6)		(96,331)	(60,178)	(403)	(198)	(33,229)	(4,841)	(18,563)	(30,420)
Adjustments to maintain reserves		(82)	(33)	-	1	1	-	(261)	(32)

Net equity transactions		1,552,778	371,879	28,722	39,403	(379,573)	8,397	(18,368)	(16,996)

Net change in contract owners’ equity		1,777,209	468,749	64,511	40,217	(223,237)	34,133	55,625	36,447

Contract owners’ equity at beginning of period		1,326,006	857,257	66,408	26,191	367,383	333,250	592,628	556,181

Contract owners’ equity at end of period	$	3,103,215	1,326,006	130,919	66,408	144,146	367,383	648,253	592,628

CHANGE IN UNITS:
Beginning units		103,885	73,314	6,253	2,617	26,363	25,747	24,913	25,564
Units purchased		149,891	171,781	8,034	3,916	1,030	2,746	1,414	3,102
Units surrendered		(28,041)	(141,210)	(5,319)	(280)	(20,321)	(2,130)	(2,206)	(3,753)

Ending units		225,735	103,885	8,968	6,253	7,072	26,363	24,121	24,913

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FTVFA2		FTVGB1		FTVGI2		FTVIS1
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	26,843	26,805	-	-	-	-	238,965	233,274
Realized gain (loss) on investments		(6,998)	(87,169)	(114,961)	(101,208)	(21,518)	(9,259)	(23,061)	(45,035)

Change in unrealized gain (loss) on investments		89,056	186,856	692,552	(352,490)	139,952	(80,811)	314,046	118,764
Reinvested capital gains		56,666	-	-	-	-	-	47,823	18,232

Net increase (decrease) in contract owners’ equity resulting from operations		165,567	126,492	577,591	(453,698)	118,434	(90,070)	577,773	325,235

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,463	1,463	250,586	237,250	18,605	8,247	291,210	460,433
Transfers between subaccounts, net		-	-	(62,208)	11,900	89,295	70,616	8,421	(448,428)
Surrenders (notes 2, 3, 4, 5 and 6)		(30,677)	(238,398)	(208,611)	(230,287)	(13,258)	(23,583)	(327,704)	(144,114)
Adjustments to maintain reserves		-	1	(531)	(251)	(36)	(2)	(1,022)	(151)

Net equity transactions		(29,214)	(236,934)	(20,764)	18,612	94,606	55,278	(29,095)	(132,260)

Net change in contract owners’ equity		136,353	(110,442)	556,827	(435,086)	213,040	(34,792)	548,678	192,975

Contract owners’ equity at beginning of period		1,333,559	1,444,001	3,650,721	4,085,807	730,748	765,540	4,663,831	4,470,856

Contract owners’ equity at end of period	$	1,469,912	1,333,559	4,207,548	3,650,721	943,788	730,748	5,212,509	4,663,831

CHANGE IN UNITS:
Beginning units		57,175	67,575	389,093	387,008	88,970	82,608	212,972	219,388
Units purchased		60	65	46,539	49,535	13,987	9,263	29,006	32,954
Units surrendered		(1,265)	(10,465)	(49,333)	(47,450)	(3,666)	(2,901)	(31,100)	(39,370)

Ending units		55,970	57,175	386,299	389,093	99,291	88,970	210,878	212,972

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FTVIS2		FTVMD1		FTVSC1		FTVSVI
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	23,190	24,218	91,581	7,550	-	-	41,173	34,796
Realized gain (loss) on investments		1,430	(868)	(7,163)	121	(457)	72	(36,336)	(58,160)

Change in unrealized gain (loss) on investments		25,535	7,071	89,973	(56,582)	(2,858)	(684)	(9,095)	318,992
Reinvested capital gains		4,874	1,984	447,398	27,684	4,469	-	259,030	68,614

Net increase (decrease) in contract owners’ equity resulting from operations		55,029	32,405	621,789	(21,227)	1,154	(612)	254,772	364,242

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,621	4,357	4,013,427	937,300	87,802	33,040	112,544	124,182
Transfers between subaccounts, net		(16,561)	(941)	596,813	77,771	22,626	5,245	85,091	(72,613)
Surrenders (notes 2, 3, 4, 5 and 6)		(31,990)	(21,534)	(507,400)	(66,598)	(17,303)	(2,352)	(212,019)	(252,779)
Adjustments to maintain reserves		45	78	(2)	-	1	-	649	(183)

Net equity transactions		(43,885)	(18,040)	4,102,838	948,473	93,126	35,933	(13,735)	(201,393)

Net change in contract owners’ equity		11,144	14,365	4,724,627	927,246	94,280	35,321	241,037	162,849

Contract owners’ equity at beginning of period		470,144	455,779	927,246	-	35,321	-	3,225,065	3,062,216

Contract owners’ equity at end of period	$	481,288	470,144	5,651,873	927,246	129,601	35,321	3,466,102	3,225,065

CHANGE IN UNITS:
Beginning units		16,367	17,010	89,982	-	3,188	-	63,587	67,628
Units purchased		193	225	430,596	102,368	12,221	3,402	5,900	3,169
Units surrendered		(1,674)	(868)	(76,893)	(12,386)	(4,019)	(214)	(6,154)	(7,210)

Ending units		14,886	16,367	443,685	89,982	11,390	3,188	63,333	63,587

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		FTVUG1		TIF2		GVGMNS		GVFRB
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	18,137	-	16,908	12,529	5,019	3,881	9,304	3,964
Realized gain (loss) on investments		122	37	48,623	(9,520)	728	(1,177)	(2,785)	992

Change in unrealized gain (loss) on investments		12,456	(3,021)	51,949	(11,385)	(8,498)	10,672	(3,410)	(1,313)
Reinvested capital gains		-	-	47,211	-	15,410	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		30,715	(2,984)	164,691	(8,376)	12,659	13,376	3,109	3,643

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		118,947	112,796	36,060	76,225	7,371	9,809	(31,864)	24,635
Transfers between subaccounts, net		345,175	169,597	20,392	(62,214)	(3,747)	7,271	27,385	28,128
Surrenders (notes 2, 3, 4, 5 and 6)		(30,009)	(8,522)	(91,957)	(46,482)	(9,080)	(15,914)	(4,263)	(264)
Adjustments to maintain reserves		1	-	(18)	(32)	(117)	5	1	50

Net equity transactions		434,114	273,871	(35,523)	(32,503)	(5,573)	1,171	(8,741)	52,549

Net change in contract owners’ equity		464,829	270,887	129,168	(40,879)	7,086	14,547	(5,632)	56,192

Contract owners’ equity at beginning of period		270,887	-	535,572	576,451	127,943	113,396	80,583	24,391

Contract owners’ equity at end of period	$	735,716	270,887	664,740	535,572	135,029	127,943	74,951	80,583

CHANGE IN UNITS:
Beginning units		26,034	-	48,452	51,630	6,992	6,926	6,832	2,209
Units purchased		42,930	26,875	14,502	9,137	1,067	1,237	3,126	4,649
Units surrendered		(2,887)	(841)	(16,406)	(12,315)	(1,344)	(1,171)	(3,822)	(26)

Ending units		66,077	26,034	46,548	48,452	6,715	6,992	6,136	6,832

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		GVTRBE		RBF		RBKF		RELF
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	3,951	-	-	-	-	-	-	-
Realized gain (loss) on investments		(94)	-	15,187	1,139	778	1,349	(21,240)	1,100

Change in unrealized gain (loss) on investments		2,185	(214)	13,133	(9,459)	(4,463)	4,463	28,058	(5,420)
Reinvested capital gains		-	-	5,323	3,582	-	-	44,441	1,118

Net increase (decrease) in contract owners’ equity resulting from operations		6,042	(214)	33,643	(4,738)	(3,685)	5,812	51,259	(3,202)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		3,056	10	13,461	12,739	10,939	509	44,093	70,291
Transfers between subaccounts, net		70,873	13,405	247,372	8,164	(50,261)	38,017	63,802	662
Surrenders (notes 2, 3, 4, 5 and 6)		(386)	(6)	(920)	(676)	(79)	(359)	(3,927)	(268)
Adjustments to maintain reserves		-	(1)	(2,312)	1	(892)	(1)	1,037	(1)

Net equity transactions		73,543	13,408	257,601	20,228	(40,293)	38,166	105,005	70,684

Net change in contract owners’ equity		79,585	13,194	291,244	15,490	(43,978)	43,978	156,264	67,482

Contract owners’ equity at beginning of period		13,194	-	53,059	37,569	43,978	-	68,640	1,158

Contract owners’ equity at end of period	$	92,779	13,194	344,303	53,059	-	43,978	224,904	68,640

CHANGE IN UNITS:
Beginning units		1,436	-	6,140	4,286	4,375	-	5,573	109
Units purchased		9,504	1,437	24,552	6,524	876	5,627	11,594	9,464
Units surrendered		(1,544)	(1)	(73)	(4,670)	(5,251)	(1,252)	(4,260)	(4,000)

Ending units		9,396	1,436	30,619	6,140	-	4,375	12,907	5,573

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		RESF		RHCF		RHYS		RINF
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	2	-	-	-	-	145	-	-
Realized gain (loss) on investments		(18)	(55)	(2)	39	-	111	(5,889)	14

Change in unrealized gain (loss) on investments		144	(124)	161	(596)	-	(26)	(156)	652
Reinvested capital gains		-	-	648	163	-	-	739	-

Net increase (decrease) in contract owners’ equity resulting from operations		128	(179)	807	(394)	-	230	(5,306)	666

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		658	1,298	-	-	-	1,160	9,609	418
Transfers between subaccounts, net		-	(800)	-	5,771	-	(3,412)	10,182	6,513
Surrenders (notes 2, 3, 4, 5 and 6)		-	-	(16)	(5)	-	(1)	(37)	(12)
Adjustments to maintain reserves		(1)	-	1	-	-	-	1	(2)

Net equity transactions		657	498	(15)	5,766	-	(2,253)	19,755	6,917

Net change in contract owners’ equity		785	319	792	5,372	-	(2,023)	14,449	7,583

Contract owners’ equity at beginning of period		1,866	1,547	5,750	378	-	2,023	7,583	-

Contract owners’ equity at end of period	$	2,651	1,866	6,542	5,750	-	-	22,032	7,583

CHANGE IN UNITS:
Beginning units		159	121	608	40	-	204	847	-
Units purchased		63	104	-	608	-	115	7,039	892
Units surrendered		-	(66)	(2)	(40)	-	(319)	(5,809)	(45)

Ending units		222	159	606	608	-	-	2,077	847

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		ROF		RPMF		RREF		RTEC
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	54	145	2,005	88	42	-	-	-
Realized gain (loss) on investments		1,158	8,820	25,996	1,029	(93)	-	15,490	2,148

Change in unrealized gain (loss) on investments		27,346	(693)	40,113	(1,435)	119	(154)	17,553	2,117
Reinvested capital gains		9,794	1,343	-	-	-	-	24,354	1,036

Net increase (decrease) in contract owners’ equity resulting from operations		38,352	9,615	68,114	(318)	68	(154)	57,397	5,301

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		56,360	14,576	12,968	10,707	-	-	24,776	10,029
Transfers between subaccounts, net		134,561	27,414	66,289	(2,965)	(1,446)	3,561	1,008,682	32,832
Surrenders (notes 2, 3, 4, 5 and 6)		(6,670)	(133)	(498)	(245)	(888)	-	(10,360)	(106)
Adjustments to maintain reserves		-	-	(4,026)	-	1	-	(1,422)	2

Net equity transactions		184,251	41,857	74,733	7,497	(2,333)	3,561	1,021,676	42,757

Net change in contract owners’ equity		222,603	51,472	142,847	7,179	(2,265)	3,407	1,079,073	48,058

Contract owners’ equity at beginning of period		59,720	8,248	8,284	1,105	3,407	-	51,194	3,136

Contract owners’ equity at end of period	$	282,323	59,720	151,131	8,284	1,142	3,407	1,130,267	51,194

CHANGE IN UNITS:
Beginning units		4,797	821	842	121	391	-	4,449	338
Units purchased		15,114	77,908	6,330	9,561	-	391	74,911	5,994
Units surrendered		(861)	(73,932)	(959)	(8,840)	(264)	-	(1,214)	(1,883)

Ending units		19,050	4,797	6,213	842	127	391	78,146	4,449

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		RTEL		RTRF		RUTL		RVARS
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	-	2	-	1	111	90	20,660	57,310
Realized gain (loss) on investments		(1,957)	73	3	(1)	2,717	161	(12,431)	11,755
Change in unrealized gain (loss) on investments		2,261	(2,285)	84	15	(668)	1,407	3,552	(106,351)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		304	(2,210)	87	15	2,160	1,658	11,781	(37,286)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		10,514	293	167	241	198	462	137,601	45,425
Transfers between subaccounts, net		(56,358)	46,380	-	-	(45,645)	49,886	(48,866)	(120,857)
Surrenders (notes 2, 3, 4, 5 and 6)		314	(44)	-	-	(123)	(333)	(54,032)	(36,111)
Adjustments to maintain reserves		439	-	-	-	1	-	(268)	-

Net equity transactions		(45,091)	46,629	167	241	(45,569)	50,015	34,435	(111,543)

Net change in contract owners’ equity		(44,787)	44,419	254	256	(43,409)	51,673	46,216	(148,829)
Contract owners’ equity at beginning of period		44,787	368	525	269	51,673	-	1,004,423	1,153,252

Contract owners’ equity at end of period	$	-	44,787	779	525	8,264	51,673	1,050,639	1,004,423

CHANGE IN UNITS:
Beginning units		4,916	47	67	35	4,327	-	81,287	89,916
Units purchased		1,372	4,964	22	32	21	4,426	15,636	15,001
Units surrendered		(6,288)	(95)	-	-	(3,757)	(99)	(12,942)	(23,630)

Ending units		-	4,916	89	67	591	4,327	83,981	81,287

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		RVCMD		RVLCG		RVLCV		RVMCG
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	-	-	-	10	176	194	-	-
Realized gain (loss) on investments		3	-	-	972	-	3,847	-	(1,220)
Change in unrealized gain (loss) on investments		-	-	161	1,555	1,401	(430)	-	-
Reinvested capital gains		-	-	1,686	69	689	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		3	-	1,847	2,606	2,266	3,611	-	(1,220)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		1	-	2,576	5,131	2,601	4,307	-	4,254
Transfers between subaccounts, net		(4)	-	1,596	(1,013)	2,061	63,390	1	(3,104)
Surrenders (notes 2, 3, 4, 5 and 6)		-	-	(2)	(2)	(2)	(65,721)	(1)	69
Adjustments to maintain reserves		-	-	(1)	-	(1)	(1)	-	1

Net equity transactions		(3)	-	4,169	4,116	4,659	1,975	-	1,220

Net change in contract owners’ equity		-	-	6,016	6,722	6,925	5,586	-	-
Contract owners’ equity at beginning of period		-	-	10,738	4,016	9,574	3,988	-	-

Contract owners’ equity at end of period	$	-	-	16,754	10,738	16,499	9,574	-	-

CHANGE IN UNITS:
Beginning units		-	-	1,143	541	837	386	-	-
Units purchased		24	-	453	1,507	406	72,220	-	4,393
Units surrendered		(24)	-	-	(905)	-	(71,769)	-	(4,393)

Ending units		-	-	1,596	1,143	1,243	837	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		RVMCV		RVMFU		RVSCG		RVSCV
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	6	1	276	1,273	-	-	-	-
Realized gain (loss) on investments		(64)	(193)	(8,352)	99	(1)	(28)	-	(602)
Change in unrealized gain (loss) on investments		(184)	87	6,617	(4,804)	2,211	(498)	328	248
Reinvested capital gains		497	36	-	681	-	-	211	-

Net increase (decrease) in contract owners’ equity resulting from operations		255	(69)	(1,459)	(2,751)	2,210	(526)	539	(354)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		2,505	3,805	3,770	983	676	341	883	2,142
Transfers between subaccounts, net		(1,798)	598	(26,063)	58,745	5,616	16,659	-	4,747
Surrenders (notes 2, 3, 4, 5 and 6)		(1)	(44)	(179)	(93)	(18)	(24)	(2)	(54)
Adjustments to maintain reserves		-	1	-	-	-	-	1	-

Net equity transactions		706	4,360	(22,472)	59,635	6,274	16,976	882	6,835

Net change in contract owners’ equity		961	4,291	(23,931)	56,884	8,484	16,450	1,421	6,481
Contract owners’ equity at beginning of period		4,374	83	57,374	490	16,450	-	6,481	-

Contract owners’ equity at end of period	$	5,335	4,374	33,443	57,374	24,934	16,450	7,902	6,481

CHANGE IN UNITS:
Beginning units		352	7	5,040	43	1,965	-	610	-
Units purchased		196	2,001	2,893	5,048	780	2,156	87	2,560
Units surrendered		(143)	(1,656)	(5,099)	(51)	(2)	(191)	(1)	(1,950)

Ending units		405	352	2,834	5,040	2,743	1,965	696	610

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		ACEG		AVMCCI		IVBRA1		IVCPBI
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	-	-	1,332	1,236	1,197,908	936,145	3,708	3,598
Realized gain (loss) on investments		19,081	120	15,585	(3,343)	(1,397,855)	(162,504)	3,925	256
Change in unrealized gain (loss) on investments		(15,834)	48,620	(11,847)	51,899	1,682,813	(278,541)	952	(400)
Reinvested capital gains		17,672	-	39,297	8,909	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		20,919	48,740	44,367	58,701	1,482,866	495,100	8,585	3,454

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		1,726	1,845	3,947	4,053	3,372,731	3,213,214	12,322	497
Transfers between subaccounts, net		(195,249)	2,147	64,319	(12,282)	(16,716,477)	(848,895)	(29,198)	44,414
Surrenders (notes 2, 3, 4, 5 and 6)		(16,757)	(2,729)	(121,287)	(8,470)	(1,221,991)	(1,094,270)	(1,174)	(612)
Adjustments to maintain reserves		-	1	(71)	(1)	6,822	(6,979)	-	1

Net equity transactions		(210,280)	1,264	(53,092)	(16,700)	(14,558,915)	1,263,070	(18,050)	44,300

Net change in contract owners’ equity		(189,361)	50,004	(8,725)	42,001	(13,076,049)	1,758,170	(9,465)	47,754
Contract owners’ equity at beginning of period		189,361	139,357	388,121	346,120	15,128,607	13,370,437	100,095	52,341

Contract owners’ equity at end of period	$	-	189,361	379,396	388,121	2,052,558	15,128,607	90,630	100,095

CHANGE IN UNITS:
Beginning units		3,399	3,374	13,343	13,930	1,007,440	924,895	10,772	5,805
Units purchased		31	81	4,839	268	251,060	238,660	3,981	5,086
Units surrendered		(3,430)	(56)	(6,237)	(855)	(1,133,116)	(156,115)	(5,645)	(119)

Ending units		-	3,399	11,945	13,343	125,384	1,007,440	9,108	10,772

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		IVDDI		IVRE		OVAG		OVGI
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	2,594	1,835	42	37	-	-	-	-
Realized gain (loss) on investments		2,888	(466)	-	-	(25,816)	(88,027)	-	81
Change in unrealized gain (loss) on investments		(2,295)	5,000	81	27	(3,472)	218,267	-	(64)
Reinvested capital gains		12,402	3,906	-	-	59,275	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,589	10,275	123	64	29,987	130,240	-	17

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		41,618	19,096	769	-	26,723	31,371	-	15
Transfers between subaccounts, net		(156,594)	(8,107)	-	1,348	35,363	(1,665)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)		(125)	(526)	(1)	-	(59,918)	(47,955)	(95)	-
Adjustments to maintain reserves		-	1	1	-	(158)	30	95	(32)

Net equity transactions		(115,101)	10,464	769	1,348	2,010	(18,219)	-	(17)

Net change in contract owners’ equity		(99,512)	20,739	892	1,412	31,997	112,021	-	-
Contract owners’ equity at beginning of period		99,512	78,773	1,412	-	671,609	559,588	-	-

Contract owners’ equity at end of period	$	-	99,512	2,304	1,412	703,606	671,609	-	-

CHANGE IN UNITS:
Beginning units		8,140	7,296	170	-	39,202	40,578	-	-
Units purchased		3,928	1,630	87	170	7,843	9,510	-	-
Units surrendered		(12,068)	(786)	-	-	(7,852)	(10,886)	-	-

Ending units		-	8,140	257	170	39,193	39,202	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		OVGS		OVIG		OVSB		OVSC
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	-	-	39,674	67,224	25,831	12,719	41,988	-
Realized gain (loss) on investments		(433,427)	(138,492)	(86,324)	(71,445)	(1,654)	(2,547)	194,708	63,282
Change in unrealized gain (loss) on investments		(199,313)	913,701	628,552	(890,144)	29,599	2,694	(403,692)	428,143
Reinvested capital gains		1,835,604	497,411	1,064,024	689,415	-	-	942,407	259,417

Net increase (decrease) in contract owners’ equity resulting from operations		1,202,864	1,272,620	1,645,926	(204,950)	53,776	12,866	775,411	750,842

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		738,272	769,578	1,638,338	2,105,759	8,625	9,424	1,566,158	1,756,420
Transfers between subaccounts, net		(9,389,658)	554,034	(553,626)	(559,752)	(308)	-	(36,922)	195,924
Surrenders (notes 2, 3, 4, 5 and 6)		(198,990)	(845,449)	(702,132)	(931,170)	(13,330)	(17,210)	(479,671)	(421,682)
Adjustments to maintain reserves		(201)	(137)	(1,748)	(32)	(60)	(7)	513	(696)

Net equity transactions		(8,850,577)	478,026	380,832	614,805	(5,073)	(7,793)	1,050,078	1,529,966

Net change in contract owners’ equity		(7,647,713)	1,750,646	2,026,758	409,855	48,703	5,073	1,825,489	2,280,808
Contract owners’ equity at beginning of period		9,372,531	7,621,885	9,839,364	9,429,509	415,024	409,951	8,166,600	5,885,792

Contract owners’ equity at end of period	$	1,724,818	9,372,531	11,866,122	9,839,364	463,727	415,024	9,992,089	8,166,600

CHANGE IN UNITS:
Beginning units		243,290	229,635	702,373	661,870	34,097	34,744	138,484	112,468
Units purchased		27,567	53,441	118,952	155,813	1,261	830	35,739	39,695
Units surrendered		(232,033)	(39,786)	(93,121)	(115,310)	(1,638)	(1,477)	(18,344)	(13,679)

Ending units		38,824	243,290	728,204	702,373	33,720	34,097	155,879	138,484

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JABIN				JACAS				JAEI				JAFBS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$918		209		15,740		629		38,323		66,238		2,366		1,847
Realized gain (loss) on investments		5,475		312		1,389,355		152,880		61,129		8,527		(22)		(6)
Change in unrealized gain (loss) on investments		(642)		825		(1,288,525)		887,897		(70,821)		757,769		1,248		(1,065)
Reinvested capital gains		424		-		807,220		382,454		895,004		340,376		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,175		1,346		923,790		1,423,860		923,635		1,172,910		3,592		776

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		(84)		(97)		134,746		184,194		733,555		674,288		6,031		6,031
Transfers between subaccounts, net		92,006		2,213		(6,519,928)		(350,510)		993,914		1,866,135		1,278		3,545
Surrenders (notes 2, 3, 4, 5 and 6)		(348)		-		(472,466)		(247,550)		(512,459)		(690,599)		(412)		(320)
Adjustments to maintain reserves		1		1		66		(618)		(319)		(98)		(2)		-

Net equity transactions		91,575		2,117		(6,857,582)		(414,484)		1,214,691		1,849,726		6,895		9,256

Net change in contract owners’ equity		97,750		3,463		(5,933,792)		1,009,376		2,138,326		3,022,636		10,487		10,032
Contract owners’ equity at beginning of period		10,957		7,494		6,253,394		5,244,018		10,791,658		7,769,022		46,842		36,810

Contract owners’ equity at end of period		$108,707		10,957		319,602		6,253,394		12,929,984		10,791,658		57,329		46,842

CHANGE IN UNITS:
Beginning units		974		769		73,194		78,650		429,704		357,626		5,110		4,081
Units purchased		11,607		205		2,752		5,499		91,746		145,038		826		1,107
Units surrendered		(4,182)		-		(72,772)		(10,955)		(43,284)		(72,960)		(103)		(78)

Ending units		8,399		974		3,174		73,194		478,166		429,704		5,833		5,110

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGSEI				JAGTIS				JAGTS				JAIG
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,280		383		-		-		-		-		2,017		226
Realized gain (loss) on investments		14,282		4,163		608		-		2,576,319		2,814,738		990		(17)
Change in unrealized gain (loss) on investments		18,318		3,743		3,802		-		9,480,537		15,053,067		29,698		(908)
Reinvested capital gains		15,577		1,274		73		-		8,235,226		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		49,457		9,563		4,483		-		20,292,082		17,867,805		32,705		(699)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		92,561		103,663		418,678		-		14,759,742		12,868,760		127,653		27,137
Transfers between subaccounts, net		62,170		9,846		10,360		-		(3,050,670)		(3,229,573)		19,167		-
Surrenders (notes 2, 3, 4, 5 and 6)		(30,896)		(22,634)		(19,432)		-		(6,355,874)		(6,120,382)		(11,017)		(1,759)
Adjustments to maintain reserves		(1)		(1)		-		-		7,495		1,788		-		-

Net equity transactions		123,834		90,874		409,606		-		5,360,693		3,520,593		135,803		25,378

Net change in contract owners’ equity		173,291		100,437		414,089		-		25,652,775		21,388,398		168,508		24,679
Contract owners’ equity at beginning of period		204,651		104,214		-		-		77,856,874		56,468,476		24,679		-

Contract owners’ equity at end of period		$377,942		204,651		414,089		-		103,509,649		77,856,874		193,187		24,679

CHANGE IN UNITS:
Beginning units		16,454		9,306		-		-		914,474		873,878		2,178		-
Units purchased		15,790		10,622		35,264		-		267,870		285,903		12,361		2,329
Units surrendered		(6,373)		(3,474)		(1,598)		-		(208,482)		(245,307)		(1,308)		(151)

Ending units		25,871		16,454		33,666		-		973,862		914,474		13,231		2,178

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAIGS				JAMGS				JAWGS				JMCVIN
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$52,420		50,797		40,211		108,475		1,842		149		1,531		110
Realized gain (loss) on investments		1,694,830		81,258		(15,937)		(6,907)		3,611		8,230		(12,098)		44
Change in unrealized gain (loss) on investments		(632,088)		9,291		(72,928)		1,471,420		23,748		(363)		(861)		740
Reinvested capital gains		-		-		1,915,008		747,825		24,042		-		11,509		640

Net increase (decrease) in contract owners’ equity resulting from operations		1,115,162		141,346		1,866,354		2,320,813		53,243		8,016		81		1,534

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		2,390,508		1,222,795		6,792,050		6,752,148		151,251		3,342		138,011		-
Transfers between subaccounts, net		(6,751,874)		82,331		1,430,402		291,149		255,812		70,716		(134,103)		5,888
Surrenders (notes 2, 3, 4, 5 and 6)		(374,882)		(259,866)		(2,285,088)		(1,897,678)		(31,685)		(1,490)		(212)		(217)
Adjustments to maintain reserves		(7,626)		(116)		(796)		(1,628)		-		2		1		(1)

Net equity transactions		(4,743,874)		1,045,144		5,936,568		5,143,991		375,378		72,570		3,697		5,670

Net change in contract owners’ equity		(3,628,712)		1,186,490		7,802,922		7,464,804		428,621		80,586		3,778		7,204
Contract owners’ equity at beginning of period		4,215,543		3,029,053		20,527,362		13,062,558		80,586		-		18,945		11,741

Contract owners’ equity at end of period		$586,831		4,215,543		28,330,284		20,527,362		509,207		80,586		22,723		18,945

CHANGE IN UNITS:
Beginning units		250,363		189,930		883,628		648,449		7,153		-		1,576		1,105
Units purchased		136,389		84,362		397,300		349,929		37,838		23,030		22,850		766
Units surrendered		(359,646)		(23,929)		(145,592)		(114,750)		(7,511)		(15,877)		(22,651)		(295)

Ending units		27,106		250,363		1,135,336		883,628		37,480		7,153		1,775		1,576

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LPVCII				LVCLGI				SBVSG				SBVSG2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$116,859		10,527		-		-		-		-		-		-
Realized gain (loss) on investments		8,046		965		60,345		3,909		(140)		6		2,396		8,403
Change in unrealized gain (loss) on investments		(393,359)		(112,428)		(62,223)		(11,713)		667		(216)		(11,575)		(1,676)
Reinvested capital gains		751,849		111,326		389,246		58,232		5,998		529		53,585		10,683

Net increase (decrease) in contract owners’ equity resulting from operations		483,395		10,390		387,368		50,428		6,525		319		44,406		17,410

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		4,627,900		1,262,712		4,638,846		1,212,350		102,329		17,891		117,028		22,536
Transfers between subaccounts, net		711,373		126,061		534,500		328,104		6,999		(11)		368,859		134,145
Surrenders (notes 2, 3, 4, 5 and 6)		(552,532)		(74,917)		(572,395)		(73,449)		(14,331)		(1,854)		(1,372)		(180)
Adjustments to maintain reserves		1		(1)		(2)		-		-		1		1		-

Net equity transactions		4,786,742		1,313,855		4,600,949		1,467,005		94,997		16,027		484,516		156,501

Net change in contract owners’ equity		5,270,137		1,324,245		4,988,317		1,517,433		101,522		16,346		528,922		173,911
Contract owners’ equity at beginning of period		1,324,245		-		1,523,916		6,483		16,346		-		291,556		117,645

Contract owners’ equity at end of period		$6,594,382		1,324,245		6,512,233		1,523,916		117,868		16,346		820,478		291,556

CHANGE IN UNITS:
Beginning units		116,770		-		123,760		673		1,345		-		39,114		16,451
Units purchased		470,559		126,845		450,950		133,033		8,695		1,502		68,790		57,929
Units surrendered		(70,998)		(10,075)		(87,801)		(9,946)		(1,160)		(157)		(6,893)		(35,266)

Ending units		516,331		116,770		486,909		123,760		8,880		1,345		101,011		39,114

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACIP2				LACIPS				LACMV2				LOVBD
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$39,258		403,489		24,448		16,184		20,687		86,009		2,557		89
Realized gain (loss) on investments		736,387		15,017		9,959		743		127,699		5,578		4		-
Change in unrealized gain (loss) on investments		10,196		(44,517)		(4,475)		(2,935)		(116,911)		100,543		123		(21)
Reinvested capital gains		-		-		-		-		267,259		75,140		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		785,841		373,989		29,932		13,992		298,734		267,270		2,684		68

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		550,082		455,051		7,240		4,316		145,762		72,187		26,662		987
Transfers between subaccounts, net		(12,017,150)		11,388,648		(166,912)		452,536		(3,148,101)		3,872,518		3,047		10,308
Surrenders (notes 2, 3, 4, 5 and 6)		(493,983)		(536,533)		(22,170)		17,315		(323,018)		(79,645)		(45)		(8)
Adjustments to maintain reserves		(3,964)		4,321		9		(10)		(96)		100		-		8

Net equity transactions		(11,965,015)		11,311,487		(181,833)		474,157		(3,325,453)		3,865,160		29,664		11,295

Net change in contract owners’ equity		(11,179,174)		11,685,476		(151,901)		488,149		(3,026,719)		4,132,430		32,348		11,363
Contract owners’ equity at beginning of period		11,685,476		-		488,149		-		4,132,430		-		11,902		539

Contract owners’ equity at end of period		$506,302		11,685,476		336,248		488,149		1,105,711		4,132,430		44,250		11,902

CHANGE IN UNITS:
Beginning units		1,130,136		-		47,257		-		386,821		-		1,216		59
Units purchased		175,701		1,228,303		683		49,783		17,366		405,910		2,972		1,157
Units surrendered		(1,259,904)		(98,167)		(17,327)		(2,526)		(309,227)		(19,089)		(14)		-

Ending units		45,933		1,130,136		30,613		47,257		94,960		386,821		4,174		1,216

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LOVTRC				MFBIE				MFBOV				MFFCA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,527,157		1,038,004		115,854		83,556		99,020		104,209		59,952		110,330
Realized gain (loss) on investments		(106,832)		(68,725)		74,897		7,197		450,724		52,428		(103,380)		296,978
Change in unrealized gain (loss) on investments		478,388		(501,963)		772,807		6,404		837		249,916		104,442		(359,810)
Reinvested capital gains		-		-		-		-		348,570		448,400		972,589		362,397

Net increase (decrease) in contract owners’ equity resulting from operations		1,898,713		467,316		963,558		97,157		899,151		854,953		1,033,603		409,895

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		11,244,707		9,355,968		267,714		255,551		969,634		509,943		521,811		669,936
Transfers between subaccounts, net		520,725		222,821		549,272		119,136		(90,875)		93,126		(16,817)		(102,733)
Surrenders (notes 2, 3, 4, 5 and 6)		(2,605,211)		(2,182,056)		(219,095)		(102,951)		(1,268,642)		(327,190)		(397,246)		(484,271)
Adjustments to maintain reserves		(3,565)		2,313		(395)		(65)		(308)		(89)		(188)		(11)

Net equity transactions		9,156,656		7,399,046		597,496		271,671		(390,191)		275,790		107,560		82,921

Net change in contract owners’ equity		11,055,369		7,866,362		1,561,054		368,828		508,960		1,130,743		1,141,163		492,816
Contract owners’ equity at beginning of period		22,142,468		14,276,106		2,842,695		2,473,867		5,592,468		4,461,725		5,474,929		4,982,113

Contract owners’ equity at end of period		$33,197,837		22,142,468		4,403,749		2,842,695		6,101,428		5,592,468		6,616,092		5,474,929

CHANGE IN UNITS:
Beginning units		1,964,085		1,299,977		216,075		195,479		183,900		174,047		129,169		129,230
Units purchased		1,090,300		920,090		65,924		37,148		36,193		25,596		17,598		62,100
Units surrendered		(307,071)		(255,982)		(29,253)		(16,552)		(49,061)		(15,743)		(14,551)		(62,161)

Ending units		2,747,314		1,964,085		252,746		216,075		171,032		183,900		132,216		129,169

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MFTCG				MMCGSC				MNDIC				MNDSC
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		-		-		-		-
Realized gain (loss) on investments		96,347		324,573		(6,414)		5,062		(214,659)		(639,188)		5,611		898
Change in unrealized gain (loss) on investments		(990,535)		619,943		(145,684)		(8,525)		753,712		936,209		5,431		417
Reinvested capital gains		2,505,233		716,150		172,453		22,033		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,611,045		1,660,666		20,355		18,570		539,053		297,021		11,042		1,315

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		912,287		849,330		316,387		344,434		204,080		255,574		5,803		4,834
Transfers between subaccounts, net		526,795		(1,407,508)		125,947		251,776		(225,292)		(1,090,314)		11,900		71,126
Surrenders (notes 2, 3, 4, 5 and 6)		(691,060)		(616,093)		(44,924)		(30,093)		(207,652)		(250,385)		(1,063)		(198)
Adjustments to maintain reserves		(501)		16		(1)		1		(315)		(120)		-		(1)

Net equity transactions		747,521		(1,174,255)		397,409		566,118		(229,179)		(1,085,245)		16,640		75,761

Net change in contract owners’ equity		2,358,566		486,411		417,764		584,688		309,874		(788,224)		27,682		77,076

Contract owners’ equity at beginning of period		7,675,130		7,188,719		618,802		34,114		4,266,957		5,055,181		85,286		8,210

Contract owners’ equity at end of period		$10,033,696		7,675,130		1,036,566		618,802		4,576,831		4,266,957		112,968		85,286

CHANGE IN UNITS:
Beginning units		127,574		149,957		47,638		3,006		130,521		165,028		11,361		1,164
Units purchased		26,306		18,040		38,419		52,427		10,486		12,298		6,261		10,935
Units surrendered		(14,449)		(40,423)		(8,882)		(7,795)		(17,071)		(46,805)		(4,252)		(738)

Ending units		139,431		127,574		77,175		47,638		123,936		130,521		13,370		11,361

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MV2IGI				MV2RIS				MV3LMI				MV3LMS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$58		72		4,357		897		7,590		1,223		6,047		1,583
Realized gain (loss) on investments		2,293		201		2,391		71		1,535		14		2,117		14,953
Change in unrealized gain (loss) on investments		(3,468)		963		40,945		(5,826)		1,017		(290)		(2,051)		224
Reinvested capital gains		3,065		1,795		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,948		3,031		47,693		(4,858)		10,142		947		6,113		16,760

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		327,740		143,648		149,736		149,201		35,137		27,396
Transfers between subaccounts, net		(22,426)		-		149		64		(48,570)		125		36,507		8,709
Surrenders (notes 2, 3, 4, 5 and 6)		(663)		(761)		(27,550)		(4,640)		(21,676)		(4,732)		(7,586)		(5,839)
Adjustments to maintain reserves		(2)		(1)		1		-		-		-		-		-

Net equity transactions		(23,091)		(762)		300,340		139,072		79,490		144,594		64,058		30,266

Net change in contract owners’ equity		(21,143)		2,269		348,033		134,214		89,632		145,541		70,171		47,026

Contract owners’ equity at beginning of period		21,143		18,874		134,249		35		145,541		-		52,744		5,718

Contract owners’ equity at end of period		$-		21,143		482,282		134,249		235,173		145,541		122,915		52,744

CHANGE IN UNITS:
Beginning units		621		644		12,064		3		13,503		-		4,843		551
Units purchased		-		-		25,971		12,462		15,381		13,949		20,601		41,350
Units surrendered		(621)		(23)		(2,440)		(401)		(8,267)		(446)		(14,746)		(37,058)

Ending units		-		621		35,595		12,064		20,617		13,503		10,698		4,843

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MV3MVI				MVFIC				MVIGIC				MVIVIC
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$159,528		85,817		552,226		473,065		147,846		94,149		218,402		173,442
Realized gain (loss) on investments		(15,768)		(4,989)		761,999		208,572		47,966		10,572		395,273		182,163
Change in unrealized gain (loss) on investments		(543,405)		323,188		(856,493)		91,564		1,623,879		505,222		2,566,334		(32,404)
Reinvested capital gains		1,388,478		289,375		2,568,979		2,142,521		879,529		30,585		791,283		559,267

Net increase (decrease) in contract owners’ equity resulting from operations		988,833		693,391		3,026,711		2,915,722		2,699,220		640,528		3,971,292		882,468

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		8,948,204		5,301,384		5,015,531		6,620,626		5,683,899		4,051,208		583,498		602,433
Transfers between subaccounts, net		614,529		719,887		(31,306,441)		(1,097,024)		106,694		891,090		(355,085)		(301,671)
Surrenders (notes 2, 3, 4, 5 and 6)		(1,238,201)		(866,529)		(2,351,677)		(2,329,025)		(1,352,731)		(831,906)		(1,099,157)		(586,549)
Adjustments to maintain reserves		2,823		(3,082)		25,560		(3,172)		(19,205)		(2,223)		(1,327)		(269)

Net equity transactions		8,327,355		5,151,660		(28,617,027)		3,191,405		4,418,657		4,108,169		(872,071)		(286,056)

Net change in contract owners’ equity		9,316,188		5,845,051		(25,590,316)		6,107,127		7,117,877		4,748,697		3,099,221		596,412

Contract owners’ equity at beginning of period		9,755,572		3,910,521		30,388,847		24,281,720		11,246,088		6,497,391		12,620,023		12,023,611

Contract owners’ equity at end of period		$19,071,760		9,755,572		4,798,531		30,388,847		18,363,965		11,246,088		15,719,244		12,620,023

CHANGE IN UNITS:
Beginning units		462,257		210,769		590,663		526,766		762,121		479,950		441,066		450,674
Units purchased		518,867		324,064		109,415		149,395		457,972		384,504		24,048		27,443
Units surrendered		(128,404)		(72,576)		(617,549)		(85,498)		(192,576)		(102,333)		(52,842)		(37,051)

Ending units		852,720		462,257		82,529		590,663		1,027,517		762,121		412,272		441,066

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVIVSC				MVUIC				MVUSC				MGRFV
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$648		633		53,465		23,017		422		-		8,233		-
Realized gain (loss) on investments		6,190		865		15,762		(57,228)		-		-		84		(22)
Change in unrealized gain (loss) on investments		4,510		(325)		145,192		57,430		759		-		(10,193)		22
Reinvested capital gains		2,771		2,464		24,451		28,403		211		-		6,184		-

Net increase (decrease) in contract owners’ equity resulting from operations		14,119		3,637		238,870		51,622		1,392		-		4,308		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1		-		501,075		613,400		16,251		-		120,879		-
Transfers between subaccounts, net		(11,065)		-		(786,090)		992,514		167		-		73,880		(351)
Surrenders (notes 2, 3, 4, 5 and 6)		(3,622)		(1,867)		(140,427)		(209,595)		1		-		(553)		-
Adjustments to maintain reserves		(2)		-		(27)		3		(1)		-		-		-

Net equity transactions		(14,688)		(1,867)		(425,469)		1,396,322		16,418		-		194,206		(351)

Net change in contract owners’ equity		(569)		1,770		(186,599)		1,447,944		17,810		-		198,514		(351)

Contract owners’ equity at beginning of period		53,685		51,915		2,782,464		1,334,520		-		-		-		351

Contract owners’ equity at end of period		$53,116		53,685		2,595,865		2,782,464		17,810		-		198,514		-

CHANGE IN UNITS:
Beginning units		1,671		1,729		161,750		86,624		-		-		-		33
Units purchased		-		-		60,922		127,885		1,356		-		16,820		-
Units surrendered		(427)		(58)		(91,463)		(52,759)		-		-		(53)		(33)

Ending units		1,244		1,671		131,209		161,750		1,356		-		16,767		-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DTRTFB				DTRTFY				EIF				GBF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$61,674		126,276		1,763		999		69,651		75,957		89,734		71,759
Realized gain (loss) on investments		(87,344)		(34,577)		(2)		1,041		152,097		43,746		(63,585)		(113,105)
Change in unrealized gain (loss) on investments		129,677		(51,767)		(625)		(1,404)		501,861		107,800		118,110		66,006
Reinvested capital gains		-		-		-		-		194,107		170,514		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		104,007		39,932		1,136		636		917,716		398,017		144,259		24,660

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		248,442		172,267		5,720		4,762		134,716		166,827		467,845		489,223
Transfers between subaccounts, net		(93,463)		247,812		26,890		(16,031)		85,284		20,566		(106,753)		(530,115)
Surrenders (notes 2, 3, 4, 5 and 6)		(72,184)		(57,471)		(54)		(100)		(792,907)		(201,560)		(192,770)		(241,174)
Adjustments to maintain reserves		(6,635)		(6)		-		1		(7)		(162)		(140)		(508)

Net equity transactions		76,160		362,602		32,556		(11,368)		(572,914)		(14,329)		168,182		(282,574)

Net change in contract owners’ equity		180,167		402,534		33,692		(10,732)		344,802		383,688		312,441		(257,914)

Contract owners’ equity at beginning of period		1,516,679		1,114,145		10,458		21,190		4,308,328		3,924,640		2,078,682		2,336,596

Contract owners’ equity at end of period		$1,696,846		1,516,679		44,150		10,458		4,653,130		4,308,328		2,391,123		2,078,682

CHANGE IN UNITS:
Beginning units		142,991		108,382		1,097		2,303		98,249		98,321		135,354		153,712
Units purchased		86,033		57,194		3,218		1,976		9,030		7,949		50,359		34,455
Units surrendered		(79,943)		(22,585)		(16)		(3,182)		(19,898)		(8,021)		(40,202)		(52,813)

Ending units		149,081		142,991		4,299		1,097		87,381		98,249		145,511		135,354

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GEM				GIG				GVAAA2				GVABD2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$113,927		205,356		43,766		33,631		-		-		-		-
Realized gain (loss) on investments		403,463		211,347		685,091		855		1,844,070		1,220,619		(610)		(5,586)
Change in unrealized gain (loss) on investments		4,926,929		530,790		350,021		83,020		6,265,859		7,669,804		80,645		16,036
Reinvested capital gains		-		-		115,786		-		5,488,638		2,878,677		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,444,319		947,493		1,194,664		117,506		13,598,567		11,769,100		80,035		10,450

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		871,998		974,095		807,052		149,930		11,496,206		9,518,623		42,422		54,475
Transfers between subaccounts, net		(1,615,813)		84,002		8,456,143		209,376		126,358		662,845		100,994		58,223
Surrenders (notes 2, 3, 4, 5 and 6)		(1,132,751)		(1,036,143)		(251,022)		(52,255)		(5,873,233)		(9,175,026)		(124,636)		(59,655)
Adjustments to maintain reserves		2,256		(787)		(246)		(31)		107,740		(105,149)		(249)		(72)

Net equity transactions		(1,874,310)		21,167		9,011,927		307,020		5,857,071		901,293		18,531		52,971

Net change in contract owners’ equity		3,570,009		968,660		10,206,591		424,526		19,455,638		12,670,393		98,566		63,421

Contract owners’ equity at beginning of period		15,939,028		14,970,368		1,409,323		984,797		84,859,346		72,188,953		1,193,105		1,129,684

Contract owners’ equity at end of period		$19,509,037		15,939,028		11,615,914		1,409,323		104,314,984		84,859,346		1,291,671		1,193,105

CHANGE IN UNITS:
Beginning units		1,437,566		1,435,037		80,354		62,497		2,410,798		2,378,890		79,641		76,030
Units purchased		148,097		211,511		423,153		26,645		362,080		519,144		15,130		11,341
Units surrendered		(293,296)		(208,982)		(28,020)		(8,788)		(205,031)		(487,236)		(13,985)		(7,730)

Ending units		1,292,367		1,437,566		475,487		80,354		2,567,847		2,410,798		80,786		79,641

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVAGG2				GVAGI2				GVAGR2				GVDMA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		-		-		-		-
Realized gain (loss) on investments		189,634		199,940		153,650		121,713		305,896		316,371		(343,347)		(67,494)
Change in unrealized gain (loss) on investments		1,208,060		347,493		280,100		633,536		2,115,740		2,536,975		1,787,772		1,114,718
Reinvested capital gains		243,787		458,979		361,635		248,815		236,986		454,507		88,929		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,641,481		1,006,412		795,385		1,004,064		2,658,622		3,307,853		1,533,354		1,047,224

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		289,588		362,188		104,130		105,497		265,143		275,884		175,334		191,887
Transfers between subaccounts, net		(275,572)		(523,139)		(51,665)		(145,943)		129,898		(16,158)		(28,278)		(82,217)
Surrenders (notes 2, 3, 4, 5 and 6)		(555,948)		(494,137)		(604,244)		(283,920)		(762,265)		(663,464)		(1,332,998)		(727,205)
Adjustments to maintain reserves		(93)		(198)		(1,719)		33		(645)		(448)		2		1

Net equity transactions		(542,025)		(655,286)		(553,498)		(324,333)		(367,869)		(404,186)		(1,185,940)		(617,534)

Net change in contract owners’ equity		1,099,456		351,126		241,887		679,731		2,290,753		2,903,667		347,414		429,690

Contract owners’ equity at beginning of period		8,076,116		7,724,990		4,970,371		4,290,640		13,792,717		10,889,050		9,747,867		9,318,177

Contract owners’ equity at end of period		$9,175,572		8,076,116		5,212,258		4,970,371		16,083,470		13,792,717		10,095,281		9,747,867

CHANGE IN UNITS:
Beginning units		174,154		188,616		109,530		117,012		185,797		192,374		276,764		294,219
Units purchased		9,379		12,389		3,217		3,182		8,486		9,368		5,092		6,209
Units surrendered		(20,291)		(26,851)		(15,108)		(10,664)		(13,399)		(15,945)		(37,660)		(23,664)

Ending units		163,242		174,154		97,639		109,530		180,884		185,797		244,196		276,764

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMC				GVEX1				GVEXD				GVIDA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		4,271,979		3,104,912		74,453		32,080		-		-
Realized gain (loss) on investments		(3,103)		(7,441)		(21,965,538)		(8,716,864)		388,670		110,452		(5,509)		(19,888)
Change in unrealized gain (loss) on investments		74,621		39,102		85,603,435		65,334,823		742,877		278,415		381,502		275,740
Reinvested capital gains		-		-		656,586		206,670		11,524		1,635		38,096		-

Net increase (decrease) in contract owners’ equity resulting from operations		71,518		31,661		68,566,462		59,929,541		1,217,524		422,582		414,089		255,852

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		13,184		12,981		91,025,565		68,465,646		4,337,904		1,312,018		49,023		57,171
Transfers between subaccounts, net		(230)		471		41,325,618		2,976,193		2,071,152		677,004		(13,809)		(46,653)
Surrenders (notes 2, 3, 4, 5 and 6)		(22,365)		42,737		(29,357,867)		(19,429,436)		(568,857)		(148,537)		(128,742)		(102,870)
Adjustments to maintain reserves		(1)		-		35,821		(48,862)		-		4		(1)		1

Net equity transactions		(9,412)		56,189		103,029,137		51,963,541		5,840,199		1,840,489		(93,529)		(92,351)

Net change in contract owners’ equity		62,106		87,850		171,595,599		111,893,082		7,057,723		2,263,071		320,560		163,501

Contract owners’ equity at beginning of period		616,795		528,945		336,399,862		224,506,780		3,389,767		1,126,696		2,213,389		2,049,888

Contract owners’ equity at end of period		$678,901		616,795		507,995,461		336,399,862		10,447,490		3,389,767		2,533,949		2,213,389

CHANGE IN UNITS:
Beginning units		25,697		23,378		7,495,810		6,241,286		259,143		107,563		57,595		60,080
Units purchased		911		5,172		3,451,724		2,195,624		512,991		185,451		1,205		1,610
Units surrendered		(1,282)		(2,853)		(1,322,356)		(941,100)		(93,555)		(33,871)		(3,510)		(4,095)

Ending units		25,326		25,697		9,625,178		7,495,810		678,579		259,143		55,290		57,595

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDC				GVIDM				GVIX2				GVIXY
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		95,813		97,007		25,615		9,461
Realized gain (loss) on investments		(473)		(4,168)		(245,174)		(202,202)		210,041		62,739		18,027		3,521
Change in unrealized gain (loss) on investments		43,702		22,832		844,534		601,759		464,974		(105,409)		87,598		(8,818)
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		43,229		18,664		599,360		399,557		770,828		54,337		131,240		4,164

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,813		3,530		49,778		57,876		101,715		113,862		133,601		54,364
Transfers between subaccounts, net		-		-		(46,347)		(34,111)		(876,261)		17,624		212,532		54,008
Surrenders (notes 2, 3, 4, 5 and 6)		(42,856)		(29,999)		(709,365)		(467,239)		(121,618)		(105,204)		(24,579)		(1,461)
Adjustments to maintain reserves		1		(1)		46		(6)		(539)		(116)		1		-

Net equity transactions		(40,042)		(26,470)		(705,888)		(443,480)		(896,703)		26,166		321,555		106,911

Net change in contract owners’ equity		3,187		(7,806)		(106,528)		(43,923)		(125,875)		80,503		452,795		111,075

Contract owners’ equity at beginning of period		496,659		504,465		4,543,684		4,587,607		2,847,230		2,766,727		255,206		144,131

Contract owners’ equity at end of period		$499,846		496,659		4,437,156		4,543,684		2,721,355		2,847,230		708,001		255,206

CHANGE IN UNITS:
Beginning units		26,090		27,513		154,458		170,013		192,374		192,329		24,869		14,502
Units purchased		143		188		2,323		5,832		17,082		36,376		33,472		12,539
Units surrendered		(2,120)		(1,611)		(24,956)		(21,387)		(68,428)		(36,331)		(5,651)		(2,172)

Ending units		24,113		26,090		131,825		154,458		141,028		192,374		52,690		24,869

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	HIBF				IDPG				IDPGI				MCIF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$244,396		226,466		-		-		-		-		404,825		281,970
Realized gain (loss) on investments		(53,945)		(38,600)		54,129		8,415		1,245		(6,270)		175,817		92,608
Change in unrealized gain (loss) on investments		37,597		61,778		695,710		535,490		243,722		165,794		(461,779)		1,517,441
Reinvested capital gains		-		-		-		-		-		-		2,100,052		1,213,924

Net increase (decrease) in contract owners’ equity resulting from operations		228,048		249,644		749,839		543,905		244,967		159,524		2,218,915		3,105,943

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		193,494		220,097		881,951		956,242		354,513		421,859		4,735,537		2,997,466
Transfers between subaccounts, net		37,664		(86,616)		(262,812)		47,091		(3,320)		6,209		815,965		(99,420)
Surrenders (notes 2, 3, 4, 5 and 6)		(274,660)		(278,883)		(607,128)		(341,275)		(177,992)		(171,805)		(1,639,005)		(1,392,244)
Adjustments to maintain reserves		(1,602)		(141)		(3)		(8)		(2)		-		(22,385)		187

Net equity transactions		(45,104)		(145,543)		12,008		662,050		173,199		256,263		3,890,112		1,505,989

Net change in contract owners’ equity		182,944		104,101		761,847		1,205,955		418,166		415,787		6,109,027		4,611,932

Contract owners’ equity at beginning of period		4,120,730		4,016,629		6,847,767		5,641,812		2,392,261		1,976,474		27,527,439		22,915,507

Contract owners’ equity at end of period		$4,303,674		4,120,730		7,609,614		6,847,767		2,810,427		2,392,261		33,636,466		27,527,439

CHANGE IN UNITS:
Beginning units		145,212		150,429		406,342		366,340		158,160		140,897		457,231		431,990
Units purchased		22,392		12,264		52,795		61,801		23,935		30,403		151,416		92,163
Units surrendered		(24,065)		(17,481)		(52,056)		(21,799)		(12,821)		(13,140)		(86,746)		(66,922)

Ending units		143,539		145,212		407,081		406,342		169,274		158,160		521,901		457,231

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MCIFD				MSBF				NCPG				NCPGI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$11,601		2,506		138,966		188,367		-		-		-		-
Realized gain (loss) on investments		4,911		387		6,112		(6,821)		259,912		119,178		231,064		95,450
Change in unrealized gain (loss) on investments		(9,195)		(567)		112,380		84,468		523,908		804,464		768,580		546,366
Reinvested capital gains		52,485		5,047		-		-		179,918		-		10,776		-

Net increase (decrease) in contract owners’ equity resulting from operations		59,802		7,373		257,458		266,014		963,738		923,642		1,010,420		641,816

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		141,135		138,739		419,933		152,604		777,866		1,154,093		1,182,493		1,787,894
Transfers between subaccounts, net		495,519		49,461		866,425		421,467		(189,285)		191,629		15,953,231		(169,225)
Surrenders (notes 2, 3, 4, 5 and 6)		(32,988)		(475)		(220,573)		(238,776)		(641,323)		(777,527)		(1,164,718)		(503,673)
Adjustments to maintain reserves		(1)		(2)		(254)		(92)		(4)		6		50		(5)

Net equity transactions		603,665		187,723		1,065,531		335,203		(52,746)		568,201		15,971,056		1,114,991

Net change in contract owners’ equity		663,467		195,096		1,322,989		601,217		910,992		1,491,843		16,981,476		1,756,807

Contract owners’ equity at beginning of period		237,953		42,857		3,030,565		2,429,348		9,513,971		8,022,128		8,416,647		6,659,840

Contract owners’ equity at end of period		$901,420		237,953		4,353,554		3,030,565		10,424,963		9,513,971		25,398,123		8,416,647

CHANGE IN UNITS:
Beginning units		21,182		4,336		127,127		112,446		552,090		518,213		542,706		467,639
Units purchased		64,411		17,916		63,024		31,583		70,815		84,245		1,037,034		120,958
Units surrendered		(10,790)		(1,070)		(20,363)		(16,902)		(74,357)		(50,368)		(82,669)		(45,891)

Ending units		74,803		21,182		169,788		127,127		548,548		552,090		1,497,071		542,706

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NFDIW1				NJMIM1				NJMIM2				NJNDE2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$4,247		-		71,196		-		849		-		630		1
Realized gain (loss) on investments		985		-		228		-		-		-		7,029		717
Change in unrealized gain (loss) on investments		152,979		-		(73,100)		-		(950)		-		72,806		16,042
Reinvested capital gains		13,334		-		8,830		-		108		-		5,821		-

Net increase (decrease) in contract owners’ equity resulting from operations		171,545		-		7,154		-		7		-		86,286		16,760

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		73,306		-		128,413		-		605		-		579,096		266,547
Transfers between subaccounts, net		8,607,102		-		12,568,380		-		153,338		-		(3,743)		(1,123)
Surrenders (notes 2, 3, 4, 5 and 6)		(43,184)		-		(92,935)		-		(555)		-		(70,323)		(8,975)
Adjustments to maintain reserves		(1)		-		(1)		-		(1)		-		17,424		-

Net equity transactions		8,637,223		-		12,603,857		-		153,387		-		522,454		256,449

Net change in contract owners’ equity		8,808,768		-		12,611,011		-		153,394		-		608,740		273,209

Contract owners’ equity at beginning of period		-		-		-		-		-		-		277,861		4,652

Contract owners’ equity at end of period		$8,808,768		-		12,611,011		-		153,394		-		886,601		277,861

CHANGE IN UNITS:
Beginning units		-		-		-		-		-		-		20,494		424
Units purchased		697,484		-		1,233,086		-		14,941		-		41,068		20,843
Units surrendered		(3,934)		-		(11,720)		-		(54)		-		(4,247)		(773)

Ending units		693,550		-		1,221,366		-		14,887		-		57,315		20,494

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NLCG1				NLCG2				NNASD1				NNASD2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		16,183		-		131		-
Realized gain (loss) on investments		3,241		-		134		-		130,369		-		3		-
Change in unrealized gain (loss) on investments		10,831		-		1,871		-		327,089		-		1,440		-
Reinvested capital gains		4,913		-		969		-		12,289		-		146		-

Net increase (decrease) in contract owners’ equity resulting from operations		18,985		-		2,974		-		485,930		-		1,720		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		102,262		-		1,782		-		2,103,083		-		122		-
Transfers between subaccounts, net		5,058,617		-		1,014,502		-		15,281,945		-		195,249		-
Surrenders (notes 2, 3, 4, 5 and 6)		(62,807)		-		(8,636)		-		(1,068,739)		-		(199)		-
Adjustments to maintain reserves		(2)		-		(1)		-		(1)		-		(1)		-

Net equity transactions		5,098,070		-		1,007,647		-		16,316,288		-		195,171		-

Net change in contract owners’ equity		5,117,055		-		1,010,621		-		16,802,218		-		196,891		-

Contract owners’ equity at beginning of period		-		-		-		-		-		-		-		-

Contract owners’ equity at end of period		$5,117,055		-		1,010,621		-		16,802,218		-		196,891		-

CHANGE IN UNITS:
Beginning units		-		-		-		-		-		-		-		-
Units purchased		430,193		-		84,346		-		1,445,716		-		15,652		-
Units surrendered		(7,151)		-		(750)		-		(112,775)		-		(15)		-

Ending units		423,042		-		83,596		-		1,332,941		-		15,637		-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVAMV1				NVAMVX				NVBX				NVBXD
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$37,360		70,416		327,081		89,833		701,074		296,242		34,644		10,306
Realized gain (loss) on investments		77,601		14,988		111,828		162,427		(328,604)		(335,581)		3,211		487
Change in unrealized gain (loss) on investments		128,510		197,478		1,127,028		80,376		325,780		122,699		(8,114)		(12,164)
Reinvested capital gains		449,755		284,898		618,566		330,849		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		693,226		567,780		2,184,503		663,485		698,250		83,360		29,741		(1,371)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		162		-		1,283,782		391,016		1,685,923		2,103,691		146,467		22,961
Transfers between subaccounts, net		(139,674)		(7,177)		31,657,608		(129,618)		(1,127,726)		1,677,771		64,678		263,229
Surrenders (notes 2, 3, 4, 5 and 6)		(450,559)		(237,606)		(770,541)		(437,541)		(451,865)		(420,284)		(24,275)		(1,764)
Adjustments to maintain reserves		15		(4)		(76)		(216)		(27,613)		(394)		(1)		1

Net equity transactions		(590,056)		(244,787)		32,170,773		(176,359)		78,719		3,360,784		186,869		284,427

Net change in contract owners’ equity		103,170		322,993		34,355,276		487,126		776,969		3,444,144		216,610		283,056

Contract owners’ equity at beginning of period		4,086,941		3,763,948		4,835,123		4,347,997		10,669,512		7,225,368		340,645		57,589

Contract owners’ equity at end of period		$4,190,111		4,086,941		39,190,399		4,835,123		11,446,481		10,669,512		557,255		340,645

CHANGE IN UNITS:
Beginning units		68,149		72,376		243,003		252,364		941,555		644,511		37,129		6,348
Units purchased		-		3		1,466,588		32,454		465,712		463,835		31,314		32,640
Units surrendered		(9,252)		(4,230)		(51,821)		(41,815)		(461,447)		(166,791)		(11,711)		(1,859)

Ending units		58,897		68,149		1,657,770		243,003		945,820		941,555		56,732		37,129

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCBD1				NVCCA1				NVCCAY				NVCCN1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$826,456		94,909		-		-		-		-		-		-
Realized gain (loss) on investments		(347,699)		(53,600)		276,203		226,096		16,884		7,268		24,782		8,297
Change in unrealized gain (loss) on investments		581,854		(4,387)		4,712,398		3,928,473		369,853		104,303		286,705		163,781
Reinvested capital gains		-		-		1,135,236		372,865		85,064		13,194		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,060,611		36,922		6,123,837		4,527,434		471,801		124,765		311,487		172,078

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,482,537		157,975		2,994,861		3,622,535		1,901,429		923,384		290,377		342,978
Transfers between subaccounts, net		21,093,567		61,433		(81,830)		(206,326)		267,269		189,329		68,409		(6,668)
Surrenders (notes 2, 3, 4, 5 and 6)		(1,540,675)		(134,971)		(2,860,713)		(2,863,464)		(341,274)		(93,967)		(316,153)		(278,519)
Adjustments to maintain reserves		(57,384)		(110)		99,593		(101,824)		(1)		-		(15)		(62)

Net equity transactions		20,978,045		84,327		151,911		450,921		1,827,423		1,018,746		42,618		57,729

Net change in contract owners’ equity		22,038,656		121,249		6,275,748		4,978,355		2,299,224		1,143,511		354,105		229,807

Contract owners’ equity at beginning of period		2,916,818		2,795,569		40,777,537		35,799,182		2,059,146		915,635		3,486,645		3,256,838

Contract owners’ equity at end of period		$24,955,474		2,916,818		47,053,285		40,777,537		4,358,370		2,059,146		3,840,750		3,486,645

CHANGE IN UNITS:
Beginning units		186,453		181,157		1,466,143		1,449,073		167,758		84,065		195,810		192,382
Units purchased		1,686,149		25,306		104,630		140,814		166,065		91,498		24,842		21,197
Units surrendered		(380,117)		(20,010)		(100,302)		(123,744)		(25,905)		(7,805)		(22,327)		(17,769)

Ending units		1,492,485		186,453		1,470,471		1,466,143		307,918		167,758		198,325		195,810

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCCNY				NVCMA1				NVCMAY				NVCMC1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		-		-		-		-
Realized gain (loss) on investments		4,416		775		1,056,491		480,745		35,570		(13,188)		103,430		11,750
Change in unrealized gain (loss) on investments		20,628		2,339		12,037,227		8,810,451		312,153		(5,223)		343,337		297,114
Reinvested capital gains		-		-		1,737,599		1,409,276		51,268		4,379		62,713		5,366

Net increase (decrease) in contract owners’ equity resulting from operations		25,044		3,114		14,831,317		10,700,472		398,991		(14,032)		509,480		314,230

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		392,686		125,487		7,164,524		7,099,891		3,502,895		955,612		395,888		411,697
Transfers between subaccounts, net		95,140		5,522		(206,544)		(202,061)		467,143		128,198		264,642		(6,871)
Surrenders (notes 2, 3, 4, 5 and 6)		(67,174)		(22,149)		(6,537,203)		(8,233,692)		(1,048,542)		(76,865)		(687,953)		(482,622)
Adjustments to maintain reserves		(1)		1		(149,894)		150,290		(3)		1		17		(58)

Net equity transactions		420,651		108,861		270,883		(1,185,572)		2,921,493		1,006,946		(27,406)		(77,854)

Net change in contract owners’ equity		445,695		111,975		15,102,200		9,514,900		3,320,484		992,914		482,074		236,376

Contract owners’ equity at beginning of period		117,736		5,761		89,037,980		79,523,080		1,007,724		14,810		4,303,112		4,066,736

Contract owners’ equity at end of period		$563,431		117,736		104,140,180		89,037,980		4,328,208		1,007,724		4,785,186		4,303,112

CHANGE IN UNITS:
Beginning units		10,534		543		2,994,137		3,041,526		80,766		1,352		199,168		202,891
Units purchased		44,260		12,003		264,007		289,161		306,721		85,586		32,368		20,538
Units surrendered		(8,548)		(2,012)		(252,504)		(336,550)		(90,236)		(6,172)		(32,571)		(24,261)

Ending units		46,246		10,534		3,005,640		2,994,137		297,251		80,766		198,965		199,168

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMD1				NVCMDY				NVCRA1				NVCRAY
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		-		-		-		-
Realized gain (loss) on investments		457,661		29,065		28,024		1,166		947,776		977,012		33,321		8,092
Change in unrealized gain (loss) on investments		4,336,619		3,656,013		117,380		(7,584)		11,659,394		7,316,418		1,151,798		1,979
Reinvested capital gains		968,779		557,549		31,833		2,121		457,800		664,597		44,312		15,310

Net increase (decrease) in contract owners’ equity resulting from operations		5,763,059		4,242,627		177,237		(4,297)		13,064,970		8,958,027		1,229,431		25,381

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,452,281		2,900,813		1,274,104		791,901		7,247,542		7,776,809		7,348,336		3,373,113
Transfers between subaccounts, net		(132,457)		(38,945)		255,877		16,375		555,500		(131,345)		911,067		104,666
Surrenders (notes 2, 3, 4, 5 and 6)		(3,034,851)		(2,378,449)		(238,640)		(41,701)		(4,443,713)		(4,428,850)		(1,121,108)		(300,774)
Adjustments to maintain reserves		147,809		(152,425)		(1)		1		129,900		(131,290)		50		(51)

Net equity transactions		(567,218)		330,994		1,291,340		766,576		3,489,229		3,085,324		7,138,345		3,176,954

Net change in contract owners’ equity		5,195,841		4,573,621		1,468,577		762,279		16,554,199		12,043,351		8,367,776		3,202,335

Contract owners’ equity at beginning of period		42,355,450		37,781,829		768,061		5,782		68,885,445		56,842,094		3,216,721		14,386

Contract owners’ equity at end of period		$47,551,291		42,355,450		2,236,638		768,061		85,439,644		68,885,445		11,584,497		3,216,721

CHANGE IN UNITS:
Beginning units		1,641,447		1,627,885		63,682		534		2,171,691		2,068,742		253,018		1,309
Units purchased		122,464		145,544		117,975		66,648		248,054		302,323		614,107		283,910
Units surrendered		(141,674)		(131,982)		(18,662)		(3,500)		(147,514)		(199,374)		(99,991)		(32,201)

Ending units		1,622,237		1,641,447		162,995		63,682		2,272,231		2,171,691		767,134		253,018

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCRB1				NVCRBY				NVDBL2				NVDBLP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		-		-		-		-
Realized gain (loss) on investments		126,504		67,972		3,199		878		198		(4,235)		(20,567)		(189,279)
Change in unrealized gain (loss) on investments		1,604,514		1,223,468		124,421		(3,731)		39,492		36,421		1,295,186		1,031,710
Reinvested capital gains		331,405		131,298		23,712		635		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,062,423		1,422,738		151,332		(2,218)		39,690		32,186		1,274,619		842,431

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,370,130		1,394,971		1,135,312		553,913		2,199		(2,078)		881,570		1,237,435
Transfers between subaccounts, net		2,803		(107,991)		169,740		9,245		(2,557)		(13,413)		(510,619)		(1,473,014)
Surrenders (notes 2, 3, 4, 5 and 6)		(1,565,458)		(1,734,650)		(170,966)		(29,756)		(30,221)		(116,536)		(960,878)		(771,041)
Adjustments to maintain reserves		(196)		(260)		-		1		883		(64)		5,171		(655)

Net equity transactions		(192,721)		(447,930)		1,134,086		533,403		(29,696)		(132,091)		(584,756)		(1,007,275)

Net change in contract owners’ equity		1,869,702		974,808		1,285,418		531,185		9,994		(99,905)		689,863		(164,844)

Contract owners’ equity at beginning of period		16,415,358		15,440,550		536,962		5,777		317,443		417,348		10,180,413		10,345,257

Contract owners’ equity at end of period		$18,285,060		16,415,358		1,822,380		536,962		327,437		317,443		10,870,276		10,180,413

CHANGE IN UNITS:
Beginning units		700,166		720,121		45,479		536		11,949		16,934		514,810		564,709
Units purchased		59,073		66,495		105,031		47,511		113		127		61,030		74,122
Units surrendered		(66,525)		(86,450)		(13,673)		(2,568)		(1,151)		(5,112)		(90,087)		(124,021)

Ending units		692,714		700,166		136,837		45,479		10,911		11,949		485,753		514,810

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVDCA2				NVDCAP				NVDMAP				NVDMCP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		-		-		-		-
Realized gain (loss) on investments		-		(565)		(363,167)		(894,060)		(738,747)		(1,203,137)		(5,811)		(26,108)
Change in unrealized gain (loss) on investments		-		660		2,321,844		2,435,404		20,873,020		13,397,119		323,183		178,068
Reinvested capital gains		-		-		219,914		-		1,258,650		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		95		2,178,591		1,541,344		21,392,923		12,193,982		317,372		151,960

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		22		-		1,730,197		1,136,720		7,319,136		8,228,941		449,646		367,015
Transfers between subaccounts, net		-		-		(43,980)		(1,686,336)		158,569		363,309		(90,786)		(6,304)
Surrenders (notes 2, 3, 4, 5 and 6)		-		(2,866)		(1,616,634)		(1,571,539)		(6,392,664)		(6,588,567)		(324,718)		(210,077)
Adjustments to maintain reserves		(22)		29		727		(356)		(10,314)		(1,688)		(211)		(19)

Net equity transactions		-		(2,837)		70,310		(2,121,511)		1,074,727		2,001,995		33,931		150,615

Net change in contract owners’ equity		-		(2,742)		2,248,901		(580,167)		22,467,650		14,195,977		351,303		302,575

Contract owners’ equity at beginning of period		-		2,742		13,730,728		14,310,895		120,427,514		106,231,537		2,683,474		2,380,899

Contract owners’ equity at end of period		$-		-		15,979,629		13,730,728		142,895,164		120,427,514		3,034,777		2,683,474

CHANGE IN UNITS:
Beginning units		-		87		563,331		649,805		4,563,705		4,485,950		150,062		141,582
Units purchased		-		-		73,872		55,129		335,688		387,341		24,463		23,451
Units surrendered		-		(87)		(71,441)		(141,603)		(295,296)		(309,586)		(22,755)		(14,971)

Ending units		-		-		565,762		563,331		4,604,097		4,563,705		151,770		150,062

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVFIII				NVFIY				NVGEII				NVGEY
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$172,200		63,248		52,801		1,594		69,463		49,285		15,161		4,680
Realized gain (loss) on investments		(10,822)		(9,081)		128		2,118		365,844		225,033		18,306		6,506
Change in unrealized gain (loss) on investments		72,682		(62,134)		64,183		(2,261)		388,218		31,703		127,624		21,759
Reinvested capital gains		-		-		-		-		5,073		-		1,030		-

Net increase (decrease) in contract owners’ equity resulting from operations		234,060		(7,967)		117,112		1,451		828,598		306,021		162,121		32,945

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		411,855		361,614		10,452		53,593		606,326		695,660		37,049		596,286
Transfers between subaccounts, net		2,711,071		1,196,441		1,436,035		(90,835)		(87,177)		1,579,622		47,339		47,004
Surrenders (notes 2, 3, 4, 5 and 6)		(93,202)		(65,223)		(5,143)		(412)		(214,065)		(139,357)		(28,033)		(2,809)
Adjustments to maintain reserves		(39)		2		1		-		98		(19)		16		195

Net equity transactions		3,029,685		1,492,834		1,441,345		(37,654)		305,182		2,135,906		56,371		640,676

Net change in contract owners’ equity		3,263,745		1,484,867		1,558,457		(36,203)		1,133,780		2,441,927		218,492		673,621

Contract owners’ equity at beginning of period		2,280,596		795,729		49,448		85,651		4,459,791		2,017,864		842,795		169,174

Contract owners’ equity at end of period		$5,544,341		2,280,596		1,607,905		49,448		5,593,571		4,459,791		1,061,287		842,795

CHANGE IN UNITS:
Beginning units		224,755		79,057		5,359		9,410		249,806		130,620		71,800		16,745
Units purchased		524,100		154,297		158,298		6,484		55,276		190,919		9,024		56,935
Units surrendered		(234,965)		(8,599)		(604)		(10,535)		(39,562)		(71,733)		(4,568)		(1,880)

Ending units		513,890		224,755		163,053		5,359		265,520		249,806		76,256		71,800

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVIDAP				NVIDCP				NVIDMP				NVIE6
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		-		-		666		1,475
Realized gain (loss) on investments		(368,418)		(382,497)		13,874		(6,737)		(913,187)		(688,537)		1,369		5,821
Change in unrealized gain (loss) on investments		9,778,940		6,224,191		332,133		159,040		6,023,654		3,669,116		18,828		154
Reinvested capital gains		947,440		-		-		-		-		-		3,188		-

Net increase (decrease) in contract owners’ equity resulting from operations		10,357,962		5,841,694		346,007		152,303		5,110,467		2,980,579		24,051		7,450

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		6,087,531		5,360,957		280,762		314,838		2,368,286		2,558,307		-		-
Transfers between subaccounts, net		(350,424)		(907,579)		16,325		(114,901)		(70,922)		(340,299)		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(4,178,533)		(2,806,802)		(346,074)		(300,059)		(3,017,232)		(2,184,604)		(4,340)		(29,148)
Adjustments to maintain reserves		(2,958)		412		(682)		(119)		18,344		(22,202)		-		2

Net equity transactions		1,555,616		1,646,988		(49,669)		(100,241)		(701,524)		11,202		(4,340)		(29,146)

Net change in contract owners’ equity		11,913,578		7,488,682		296,338		52,062		4,408,943		2,991,781		19,711		(21,696)

Contract owners’ equity at beginning of period		53,116,176		45,627,494		3,872,167		3,820,105		35,541,149		32,549,368		63,078		84,774

Contract owners’ equity at end of period		$65,029,754		53,116,176		4,168,505		3,872,167		39,950,092		35,541,149		82,789		63,078

CHANGE IN UNITS:
Beginning units		1,812,039		1,755,928		265,999		273,020		1,616,439		1,616,200		3,692		5,507
Units purchased		209,995		212,448		22,780		24,104		132,063		130,502		-		-
Units surrendered		(165,832)		(156,337)		(26,040)		(31,125)		(164,139)		(130,263)		(205)		(1,815)

Ending units		1,856,202		1,812,039		262,739		265,999		1,584,363		1,616,439		3,487		3,692

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVIX				NVMIVX				NVMLG1				NVMM2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$807,251		499,081		98,512		283,961		709,432		113,714		23,490		22,711
Realized gain (loss) on investments		657,163		293,758		207,701		36,128		154,982		(118,900)		-		-
Change in unrealized gain (loss) on investments		3,208,769		(439,058)		1,276,889		(126,442)		(842,978)		1,858,869		-		-
Reinvested capital gains		-		-		-		-		2,451,240		1,092,212		1		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,673,183		353,781		1,583,102		193,647		2,472,676		2,945,895		23,491		22,711

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,832,338		1,606,462		134,030		132,218		1,498,038		611,000		36,838		31,675
Transfers between subaccounts, net		2,615,855		350,889		518,183		98,556		4,627,062		6,127,143		37,157		285,545
Surrenders (notes 2, 3, 4, 5 and 6)		(782,587)		(692,076)		(274,338)		(195,871)		(1,326,599)		(812,901)		(60,024)		(45,110)
Adjustments to maintain reserves		(90)		(35)		(49)		(90)		5,590		(172)		(290)		(60)

Net equity transactions		4,665,516		1,265,240		377,826		34,813		4,804,091		5,925,070		13,681		272,050

Net change in contract owners’ equity		9,338,699		1,619,021		1,960,928		228,460		7,276,767		8,870,965		37,172		294,761

Contract owners’ equity at beginning of period		13,945,126		12,326,105		4,559,347		4,330,887		17,044,780		8,173,815		643,240		348,479

Contract owners’ equity at end of period		$23,283,825		13,945,126		6,520,275		4,559,347		24,321,547		17,044,780		680,412		643,240

CHANGE IN UNITS:
Beginning units		934,295		851,500		307,729		305,286		223,724		135,248		58,185		32,979
Units purchased		417,518		243,222		61,722		18,372		80,316		107,692		8,937		37,139
Units surrendered		(157,705)		(160,427)		(43,962)		(15,929)		(24,504)		(19,216)		(7,743)		(11,933)

Ending units		1,194,108		934,295		325,489		307,729		279,536		223,724		59,379		58,185

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMMG1				NVMMG2				NVMMV1				NVMMV2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		136,233		120,322		5,078		5,836
Realized gain (loss) on investments		(384,491)		(437,902)		-		2		3,433		(53,680)		(9,626)		(5,221)
Change in unrealized gain (loss) on investments		715,959		1,537,064		-		-		(728,231)		498,460		(27,293)		35,122
Reinvested capital gains		73,698		-		-		-		921,205		180,163		45,082		10,087

Net increase (decrease) in contract owners’ equity resulting from operations		405,166		1,099,162		-		2		332,640		745,265		13,241		45,824

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		312,751		332,685		-		-		1,402,058		2,306,226		23,477		24,701
Transfers between subaccounts, net		(42,953)		(215,395)		-		-		3,327,066		(215,095)		766		(3,661)
Surrenders (notes 2, 3, 4, 5 and 6)		(395,965)		(385,673)		-		(2)		(908,124)		(822,377)		(48,148)		(32,672)
Adjustments to maintain reserves		117		(108)		-		-		(2,752)		1,712		29		(2)

Net equity transactions		(126,050)		(268,491)		-		(2)		3,818,248		1,270,466		(23,876)		(11,634)

Net change in contract owners’ equity		279,116		830,671		-		-		4,150,888		2,015,731		(10,635)		34,190

Contract owners’ equity at beginning of period		6,935,962		6,105,291		-		-		10,827,898		8,812,167		575,548		541,358

Contract owners’ equity at end of period		$7,215,078		6,935,962		-		-		14,978,786		10,827,898		564,913		575,548

CHANGE IN UNITS:
Beginning units		181,558		189,381		-		-		322,646		285,009		15,379		15,693
Units purchased		11,946		11,367		-		-		159,381		78,951		751		771
Units surrendered		(15,187)		(19,190)		-		-		(46,118)		(41,314)		(1,375)		(1,085)

Ending units		178,317		181,558		-		-		435,909		322,646		14,755		15,379

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVNMO1				NVNSR2				NVOLG1				NVRE1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$6,817		5,491		18,214		3,101		364,517		398,983		301,922		400,641
Realized gain (loss) on investments		(13,757)		1,558		(36,744)		(31,009)		892,709		658,080		209,564		513,061
Change in unrealized gain (loss) on investments		(2,685)		(199,220)		(13,179)		(52,296)		5,001,937		5,410,667		(596,795)		899,296
Reinvested capital gains		154,501		426,837		69,240		229,462		-		-		200,856		-

Net increase (decrease) in contract owners’ equity resulting from operations		144,876		234,666		37,531		149,258		6,259,163		6,467,730		115,547		1,812,998

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		25,670		27,392		61,892		67,975		2,860,775		3,115,074		872,850		979,160
Transfers between subaccounts, net		(8,256)		68,678		(96,994)		(143,997)		758,551		(2,188,796)		1,272,702		(1,267,566)
Surrenders (notes 2, 3, 4, 5 and 6)		(41,400)		(59,656)		(8,952)		(184,585)		(2,560,835)		(2,269,588)		(1,244,815)		(1,288,046)
Adjustments to maintain reserves		(377)		(33)		(115)		(31)		1,029		(682)		(214)		(722)

Net equity transactions		(24,363)		36,381		(44,169)		(260,638)		1,059,520		(1,343,992)		900,523		(1,577,174)

Net change in contract owners’ equity		120,513		271,047		(6,638)		(111,380)		7,318,683		5,123,738		1,016,070		235,824

Contract owners’ equity at beginning of period		1,323,282		1,052,235		1,789,491		1,900,871		34,751,910		29,628,172		16,992,731		16,756,907

Contract owners’ equity at end of period		$1,443,795		1,323,282		1,782,853		1,789,491		42,070,593		34,751,910		18,008,801		16,992,731

CHANGE IN UNITS:
Beginning units		29,804		28,789		48,530		55,918		409,964		429,207		640,121		698,928
Units purchased		2,078		2,739		4,528		4,258		60,023		53,173		122,964		88,984
Units surrendered		(2,817)		(1,724)		(5,675)		(11,646)		(46,457)		(72,416)		(88,615)		(147,791)

Ending units		29,065		29,804		47,383		48,530		423,530		409,964		674,470		640,121

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVSIX2				NVSIXD				NVSTB1				NVSTB2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$234,295		217,794		25,059		9,467		405,406		252,599		1,869		1,817
Realized gain (loss) on investments		717,262		150,030		20,360		18,974		37,441		(35,319)		(262)		(27)
Change in unrealized gain (loss) on investments		1,394,650		1,641,493		200,902		38,096		(59,938)		65,495		678		396
Reinvested capital gains		917,896		242,406		68,472		7,448		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,264,103		2,251,723		314,793		73,985		382,909		282,775		2,285		2,186

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,792,351		2,897,953		316,034		172,369		371,651		1,243,523		1,668		597
Transfers between subaccounts, net		334,352		1,070,345		1,031,322		171,505		3,562,994		(146,453)		1,104		737
Surrenders (notes 2, 3, 4, 5 and 6)		(1,957,982)		(1,199,427)		(55,694)		(4,452)		(295,622)		(230,872)		(1,376)		(1,263)
Adjustments to maintain reserves		(6,931)		(355)		9		(7)		(344)		(203)		(1,013)		51

Net equity transactions		1,161,790		2,768,516		1,291,671		339,415		3,638,679		865,995		383		122

Net change in contract owners’ equity		4,425,893		5,020,239		1,606,464		413,400		4,021,588		1,148,770		2,668		2,308

Contract owners’ equity at beginning of period		24,645,055		19,624,816		784,572		371,172		6,374,515		5,225,745		45,914		43,606

Contract owners’ equity at end of period		$29,070,948		24,645,055		2,391,036		784,572		10,396,103		6,374,515		48,582		45,914

CHANGE IN UNITS:
Beginning units		917,326		809,875		41,891		22,068		517,380		446,823		3,422		3,415
Units purchased		240,108		230,785		81,115		27,038		498,033		143,757		235		207
Units surrendered		(192,536)		(123,334)		(9,571)		(7,215)		(217,093)		(73,200)		(222)		(200)

Ending units		964,898		917,326		113,435		41,891		798,320		517,380		3,435		3,422

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVTIV3				SAM				SAM5				SAMY
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$11,125		34,141		1,648,442		654,853		1,818,710		2,215,328		402,978		145,265
Realized gain (loss) on investments		4,766		3,911		-		-		-		-		-		-
Change in unrealized gain (loss) on investments		161,336		(13,883)		-		-		-		-		-		-
Reinvested capital gains		-		-		45		-		46		-		9		-

Net increase (decrease) in contract owners’ equity resulting from operations		177,227		24,169		1,648,487		654,853		1,818,756		2,215,328		402,987		145,265

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		40,873,809		30,538,011		24,039,793		20,576,078		27,921,135		11,416,591
Transfers between subaccounts, net		(29,280)		(936)		(11,586,931)		(2,584,024)		(17,090,115)		(6,444,609)		(22,743,795)		(5,712,695)
Surrenders (notes 2, 3, 4, 5 and 6)		(52,464)		(32,245)		(2,251,503)		(1,000,055)		(6,578,610)		(10,002,980)		(2,882,147)		(390,823)
Adjustments to maintain reserves		5		1		3,974		(61)		89,273		(112,445)		(13,761)		157

Net equity transactions		(81,739)		(33,180)		27,039,349		26,953,871		460,341		4,016,044		2,281,432		5,313,230

Net change in contract owners’ equity		95,488		(9,011)		28,687,836		27,608,724		2,279,097		6,231,372		2,684,419		5,458,495

Contract owners’ equity at beginning of period		558,008		567,019		29,292,471		1,683,747		44,477,773		38,246,401		8,054,584		2,596,089

Contract owners’ equity at end of period		$653,496		558,008		57,980,307		29,292,471		46,756,870		44,477,773		10,739,003		8,054,584

CHANGE IN UNITS:
Beginning units		23,435		24,826		2,206,547		133,027		3,834,654		3,460,168		720,857		244,052
Units purchased		-		-		3,024,662		2,350,345		3,658,921		4,003,557		2,464,306		1,075,064
Units surrendered		(3,104)		(1,391)		(1,028,057)		(276,825)		(3,616,093)		(3,629,071)		(2,261,617)		(598,259)

Ending units		20,331		23,435		4,203,152		2,206,547		3,877,482		3,834,654		923,546		720,857

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCF				SCGF				SCVF				TRF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$34,229		4,065		-		-		64,936		35,721		98,634		110,019
Realized gain (loss) on investments		67,656		71,111		(672,315)		(403,244)		65,504		(66,532)		150,043		93,162
Change in unrealized gain (loss) on investments		397		243,623		2,274,155		2,473,368		(368,418)		288,446		561,354		695,436
Reinvested capital gains		245,034		98,146		1,064,178		-		357,193		43,793		864,600		376,691

Net increase (decrease) in contract owners’ equity resulting from operations		347,316		416,945		2,666,018		2,070,124		119,215		301,428		1,674,631		1,275,308

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		111,240		103,889		2,005,130		1,838,052		264,776		226,841		69,143		99,160
Transfers between subaccounts, net		(202,580)		183,247		1,670,126		1,733,015		313,976		(255,569)		(402,460)		(120,598)
Surrenders (notes 2, 3, 4, 5 and 6)		(187,223)		(179,085)		(1,292,442)		(928,182)		(246,261)		(281,214)		(334,880)		(294,703)
Adjustments to maintain reserves		218		(96)		(38,871)		441		191		(38)		(65)		(73)

Net equity transactions		(278,345)		107,955		2,343,943		2,643,326		332,682		(309,980)		(668,262)		(316,214)

Net change in contract owners’ equity		68,971		524,900		5,009,961		4,713,450		451,897		(8,552)		1,006,369		959,094

Contract owners’ equity at beginning of period		3,631,191		3,106,291		14,745,051		10,031,601		4,913,964		4,922,516		10,398,076		9,438,982

Contract owners’ equity at end of period		$3,700,162		3,631,191		19,755,012		14,745,051		5,365,861		4,913,964		11,404,445		10,398,076

CHANGE IN UNITS:
Beginning units		67,414		65,215		308,405		254,322		115,961		123,751		207,814		214,407
Units purchased		6,953		11,387		123,306		101,126		18,709		8,574		1,983		3,119
Units surrendered		(12,114)		(9,188)		(76,601)		(47,043)		(10,731)		(16,364)		(14,133)		(9,712)

Ending units		62,253		67,414		355,110		308,405		123,939		115,961		195,664		207,814

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMMCGS				AMSRS				AMTB				NASCV
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		435		31,252		30,139		228		-
Realized gain (loss) on investments		312		293		3,939		13,942		(1,059)		(1,581)		(863)		67
Change in unrealized gain (loss) on investments		(10,038)		11,286		9,412		19,441		1,355		2,480		(3,372)		144
Reinvested capital gains		14,368		5,343		11,609		9,371		-		-		4,263		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,642		16,922		24,960		43,189		31,548		31,038		256		211

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,127		2,199		4,516		5,545		36,466		34,780		4,527		1,155
Transfers between subaccounts, net		-		-		(3,042)		(6,919)		2,591		(8,404)		(3,942)		21,605
Surrenders (notes 2, 3, 4, 5 and 6)		(1,559)		(1,518)		(5,840)		(27,076)		(16,282)		(15,920)		(153)		(13)
Adjustments to maintain reserves		-		-		1		(1)		(13)		(32)		1		1

Net equity transactions		568		681		(4,365)		(28,451)		22,762		10,424		433		22,748

Net change in contract owners’ equity		5,210		17,603		20,595		14,738		54,310		41,462		689		22,959

Contract owners’ equity at beginning of period		88,483		70,880		184,214		169,476		546,914		505,452		22,959		-

Contract owners’ equity at end of period		$93,693		88,483		204,809		184,214		601,224		546,914		23,648		22,959

CHANGE IN UNITS:
Beginning units		3,507		3,477		2,885		3,340		37,806		37,070		2,276		-
Units purchased		87		103		85		100		3,310		2,986		740		2,351
Units surrendered		(65)		(73)		(150)		(555)		(1,801)		(2,250)		(746)		(75)

Ending units		3,529		3,507		2,820		2,885		39,315		37,806		2,270		2,276

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DWVSVS				WRASP				WRBDP				WRBP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$22,989		23,054		160,687		225,456		58,754		29,700		12,344		12,523
Realized gain (loss) on investments		10,831		551		126,768		28,080		(15,188)		(6,163)		(63,464)		(33,213)
Change in unrealized gain (loss) on investments		(2,025)		132,654		781,504		641,459		26,318		377		117,458		161,202
Reinvested capital gains		151,903		86,596		844,870		452,790		-		-		37,367		-

Net increase (decrease) in contract owners’ equity resulting from operations		183,698		242,855		1,913,829		1,347,785		69,884		23,914		103,705		140,512

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		120,281		117,502		592,121		541,500		40,493		39,040		27,026		37,704
Transfers between subaccounts, net		(6,005)		(42,368)		(303,361)		(222,695)		27,664		166,226		(8,776)		(47,451)
Surrenders (notes 2, 3, 4, 5 and 6)		(158,482)		(109,013)		(830,961)		(676,370)		(101,394)		(53,315)		(281,198)		(75,013)
Adjustments to maintain reserves		(123)		(46)		(4,576)		707		(484)		(23)		(215)		(118)

Net equity transactions		(44,329)		(33,925)		(546,777)		(356,858)		(33,721)		151,928		(263,163)		(84,878)

Net change in contract owners’ equity		139,369		208,930		1,367,052		990,927		36,163		175,842		(159,458)		55,634

Contract owners’ equity at beginning of period		2,420,871		2,211,941		11,921,088		10,930,161		1,090,473		914,631		979,176		923,542

Contract owners’ equity at end of period		$2,560,240		2,420,871		13,288,140		11,921,088		1,126,636		1,090,473		819,718		979,176

CHANGE IN UNITS:
Beginning units		91,808		93,128		525,323		541,563		66,837		57,431		28,650		31,236
Units purchased		6,861		8,667		32,573		41,455		5,635		14,048		937		1,444
Units surrendered		(8,625)		(9,987)		(55,966)		(57,695)		(7,619)		(4,642)		(8,132)		(4,030)

Ending units		90,044		91,808		501,930		525,323		64,853		66,837		21,455		28,650

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRCEP				WRENG				WRGNR				WRGP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$3,396		6,683		4,413		12,759		-		35,262		-		-
Realized gain (loss) on investments		7,816		72,681		6,839		3,142		17,164		12,213		(4,766)		(50,104)
Change in unrealized gain (loss) on investments		(25,529)		144,203		41,712		(40,781)		238,033		(52,957)		(213,012)		250,083
Reinvested capital gains		313,781		196,153		-		-		-		-		424,143		321,494

Net increase (decrease) in contract owners’ equity resulting from operations		299,464		419,720		52,964		(24,880)		255,197		(5,482)		206,365		521,473

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		62,831		60,472		20,216		19,906		36,983		32,615		79,287		80,316
Transfers between subaccounts, net		53,815		45,255		20,704		35,966		(7,931)		27,343		32,920		(135,395)
Surrenders (notes 2, 3, 4, 5 and 6)		(139,210)		(161,285)		(24,787)		(20,139)		(72,832)		(38,133)		(153,732)		(176,039)
Adjustments to maintain reserves		(873)		101		(165)		(53)		(228)		(53)		(916)		(134)

Net equity transactions		(23,437)		(55,457)		15,968		35,680		(44,008)		21,772		(42,441)		(231,252)

Net change in contract owners’ equity		276,027		364,263		68,932		10,800		211,189		16,290		163,924		290,221

Contract owners’ equity at beginning of period		1,989,011		1,624,748		429,329		418,529		689,258		672,968		2,449,672		2,159,451

Contract owners’ equity at end of period		$2,265,038		1,989,011		498,261		429,329		900,447		689,258		2,613,596		2,449,672

CHANGE IN UNITS:
Beginning units		32,829		33,704		52,396		48,220		97,783		94,915		33,227		36,290
Units purchased		2,453		5,439		6,179		6,909		8,184		19,714		2,141		3,589
Units surrendered		(2,858)		(6,314)		(4,227)		(2,733)		(13,232)		(16,846)		(2,668)		(6,652)

Ending units		32,424		32,829		54,348		52,396		92,735		97,783		32,700		33,227

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRHIP				WRI2P				WRIP				WRLTBP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$256,355		233,154		3,678		10,766		4,390		18,485		15,653		15,950
Realized gain (loss) on investments		(77,358)		(86,464)		3,299		(10,185)		18,939		13,833		(1,953)		(438)
Change in unrealized gain (loss) on investments		94,308		70,550		140,872		26,898		113,857		187,220		3,091		(463)
Reinvested capital gains		1,578		-		45,086		1,949		235,719		15,038		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		274,883		217,240		192,935		29,428		372,905		234,576		16,791		15,049

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		175,920		208,623		30,855		29,284		73,905		60,118		2,998		4,049
Transfers between subaccounts, net		111,707		(17,811)		(12,163)		(1,737)		(10,799)		952,697		1,952		17,786
Surrenders (notes 2, 3, 4, 5 and 6)		(253,498)		(252,955)		(103,032)		(32,071)		(156,299)		(83,241)		(21,356)		(6,376)
Adjustments to maintain reserves		(1,033)		(4)		(499)		(18)		(1,131)		683		170		(377)

Net equity transactions		33,096		(62,147)		(84,839)		(4,542)		(94,324)		930,257		(16,236)		15,082

Net change in contract owners’ equity		307,979		155,093		108,096		24,886		278,581		1,164,833		555		30,131

Contract owners’ equity at beginning of period		3,690,476		3,535,383		811,029		786,143		2,118,813		953,980		368,437		338,306

Contract owners’ equity at end of period		$3,998,455		3,690,476		919,125		811,029		2,397,394		2,118,813		368,992		368,437

CHANGE IN UNITS:
Beginning units		129,976		132,227		39,780		40,021		67,218		35,435		29,242		28,014
Units purchased		16,559		16,395		2,249		4,418		3,962		37,697		1,120		1,992
Units surrendered		(15,127)		(18,646)		(5,722)		(4,659)		(6,685)		(5,914)		(2,389)		(764)

Ending units		131,408		129,976		36,307		39,780		64,495		67,218		27,973		29,242

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRMCG				WRPAP				WRPCP				WRPMAP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		33,238		20,129		11,784		6,500		253,060		156,312
Realized gain (loss) on investments		(370,933)		(380,391)		(15,955)		(52,498)		(4,814)		(13,417)		(137,073)		(286,840)
Change in unrealized gain (loss) on investments		(221,251)		369,279		260,384		198,095		31,790		31,633		1,448,859		1,151,648
Reinvested capital gains		625,567		86,656		-		7,943		-		3,986		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		33,383		75,544		277,667		173,669		38,760		28,702		1,564,846		1,021,120

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		94,560		109,936		79,224		89,078		24,381		23,766		566,860		629,388
Transfers between subaccounts, net		(54,985)		(47,697)		(27,166)		(35,390)		7,560		-		(6,636)		(71,410)
Surrenders (notes 2, 3, 4, 5 and 6)		(190,527)		(387,661)		(208,019)		(86,012)		(33,509)		(87,730)		(636,798)		(753,628)
Adjustments to maintain reserves		(607)		49		(588)		99		(115)		(35)		(6,664)		(134)

Net equity transactions		(151,559)		(325,373)		(156,549)		(32,225)		(1,683)		(63,999)		(83,238)		(195,784)

Net change in contract owners’ equity		(118,176)		(249,829)		121,118		141,444		37,077		(35,297)		1,481,608		825,336

Contract owners’ equity at beginning of period		2,747,859		2,997,688		1,815,293		1,673,849		365,908		401,205		10,848,693		10,023,357

Contract owners’ equity at end of period		$2,629,683		2,747,859		1,936,411		1,815,293		402,985		365,908		12,330,301		10,848,693

CHANGE IN UNITS:
Beginning units		47,948		53,460		51,003		52,198		15,487		18,347		337,579		343,779
Units purchased		3,589		4,417		2,779		6,502		1,267		1,044		17,907		21,027
Units surrendered		(6,185)		(9,929)		(6,823)		(7,697)		(1,310)		(3,904)		(20,644)		(27,227)

Ending units		45,352		47,948		46,959		51,003		15,444		15,487		334,842		337,579

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRPMAV				WRPMCP				WRPMCV				WRPMMV
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$14,189		6,696		18,208		10,607		21		10		9,574		4,856
Realized gain (loss) on investments		(9,741)		(11,562)		(5,114)		(37,525)		(185)		(11)		(1,637)		(2,600)
Change in unrealized gain (loss) on investments		64,645		49,197		65,315		82,043		210		54		32,833		24,633
Reinvested capital gains		-		-		2,505		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		69,093		44,331		80,914		55,125		46		53		40,770		26,889

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		54,360		110,949		33,372		32,672		-		-		27,575		29,534
Transfers between subaccounts, net		(1,474)		(15)		3,575		(13,131)		(647)		-		(927)		14
Surrenders (notes 2, 3, 4, 5 and 6)		(85,024)		(61,098)		(46,305)		(136,993)		(16)		(21)		(16,570)		(19,433)
Adjustments to maintain reserves		(1)		(1)		(2,125)		(472)		1		-		-		(1)

Net equity transactions		(32,139)		49,835		(11,483)		(117,924)		(662)		(21)		10,078		10,114

Net change in contract owners’ equity		36,954		94,166		69,431		(62,799)		(616)		32		50,848		37,003

Contract owners’ equity at beginning of period		586,015		491,849		676,940		739,739		798		766		379,389		342,386

Contract owners’ equity at end of period		$622,969		586,015		746,371		676,940		182		798		430,237		379,389

CHANGE IN UNITS:
Beginning units		31,026		28,313		25,689		30,485		48		50		21,426		20,867
Units purchased		2,741		6,042		1,249		1,409		-		-		1,467		1,683
Units surrendered		(4,341)		(3,329)		(1,667)		(6,205)		(38)		(2)		(947)		(1,124)

Ending units		29,426		31,026		25,271		25,689		10		48		21,946		21,426

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRPMP				WRSCP				WRSCV				WRSTP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$154,201		95,919		-		-		709		1,208		-		-
Realized gain (loss) on investments		(124,203)		(270,940)		(48,004)		(61,186)		(763)		(6,400)		72,867		82,731
Change in unrealized gain (loss) on investments		778,233		712,958		228,776		250,057		21,083		55,323		517,817		695,208
Reinvested capital gains		-		-		-		-		20,794		675		591,034		100,698

Net increase (decrease) in contract owners’ equity resulting from operations		808,231		537,937		180,772		188,871		41,823		50,806		1,181,718		878,637

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		216,406		240,789		55,467		66,337		16,908		14,122		104,234		109,597
Transfers between subaccounts, net		41,621		11,992		(29,977)		(28,134)		36,654		42,023		(136,151)		(111,031)
Surrenders (notes 2, 3, 4, 5 and 6)		(634,513)		(572,298)		(120,299)		(140,766)		(44,008)		(22,707)		(252,114)		(255,238)
Adjustments to maintain reserves		(2,621)		365		(415)		95		129		(228)		(1,223)		333

Net equity transactions		(379,107)		(319,152)		(95,224)		(102,468)		9,683		33,210		(285,254)		(256,339)

Net change in contract owners’ equity		429,124		218,785		85,548		86,403		51,506		84,016		896,464		622,298

Contract owners’ equity at beginning of period		6,309,868		6,091,083		1,390,160		1,303,757		473,643		389,627		3,538,447		2,916,149

Contract owners’ equity at end of period		$6,738,992		6,309,868		1,475,708		1,390,160		525,149		473,643		4,434,911		3,538,447

CHANGE IN UNITS:
Beginning units		217,138		229,043		39,603		42,438		10,983		10,323		42,681		45,936
Units purchased		18,718		20,185		3,029		4,202		1,363		1,741		2,624		3,264
Units surrendered		(31,539)		(32,090)		(5,558)		(7,037)		(1,111)		(1,081)		(5,193)		(6,519)

Ending units		204,317		217,138		37,074		39,603		11,235		10,983		40,112		42,681

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRVP				NOBEO2				NOTAG1				NOTAG2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$17,443		9,860		-		-		6,611		252		158,806		28,819
Realized gain (loss) on investments		(73,709)		(42,397)		1,132		-		2,114		4		5,372		14,436
Change in unrealized gain (loss) on investments		40,748		3,899		71,367		-		38,092		865		1,490,289		(26,641)
Reinvested capital gains		84,533		68,799		-		-		6,956		150		193,130		19,962

Net increase (decrease) in contract owners’ equity resulting from operations		69,015		40,161		72,499		-		53,773		1,271		1,847,597		36,576

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		22,868		21,204		194,035		-		441,441		25,740		10,360,454		2,982,788
Transfers between subaccounts, net		2,241		15,785		1,766,221		-		86,419		1,144		1,957,434		719,746
Surrenders (notes 2, 3, 4, 5 and 6)		(40,585)		(36,125)		(24,765)		-		(6,158)		(96)		(1,743,788)		(331,667)
Adjustments to maintain reserves		(173)		27		-		-		(1)		-		43		(51)

Net equity transactions		(15,649)		891		1,935,491		-		521,701		26,788		10,574,143		3,370,816

Net change in contract owners’ equity		53,366		41,052		2,007,990		-		575,474		28,059		12,421,740		3,407,392

Contract owners’ equity at beginning of period		650,590		609,538		-		-		28,059		-		3,422,289		14,897

Contract owners’ equity at end of period		$703,956		650,590		2,007,990		-		603,533		28,059		15,844,029		3,422,289

CHANGE IN UNITS:
Beginning units		16,270		16,229		-		-		2,244		-		277,325		1,352
Units purchased		3,865		4,662		179,614		-		39,349		2,252		937,265		302,798
Units surrendered		(4,045)		(4,621)		(2,198)		-		(1,084)		(8)		(134,110)		(26,825)

Ending units		16,090		16,270		177,416		-		40,509		2,244		1,080,480		277,325

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTB3				NOTBE2				NOTC1				NOTC2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$64,995		58,684		43,301		12,660		6,894		-		11,985		1,984
Realized gain (loss) on investments		(331,363)		(484,968)		10,887		1,024		-		-		14,696		246
Change in unrealized gain (loss) on investments		469,021		555,899		117,397		(8,399)		(1,787)		-		7,207		(771)
Reinvested capital gains		-		-		23,898		2,905		1,743		-		3,269		596

Net increase (decrease) in contract owners’ equity resulting from operations		202,653		129,615		195,483		8,190		6,850		-		37,157		2,055

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		98,626		201,696		1,411,295		668,433		248,774		-		1,127,003		99,038
Transfers between subaccounts, net		(34,243)		46,977		383,151		161,186		15,674		-		(563,860)		2,357
Surrenders (notes 2, 3, 4, 5 and 6)		(213,878)		(345,718)		(208,120)		(36,881)		-		-		(71,945)		(15,841)
Adjustments to maintain reserves		(32)		(11)		(1)		-		-		-		-		-

Net equity transactions		(149,527)		(97,056)		1,586,325		792,738		264,448		-		491,198		85,554

Net change in contract owners’ equity		53,126		32,559		1,781,808		800,928		271,298		-		528,355		87,609

Contract owners’ equity at beginning of period		2,373,516		2,340,957		806,712		5,784		-		-		93,379		5,770

Contract owners’ equity at end of period		$2,426,642		2,373,516		2,588,520		806,712		271,298		-		621,734		93,379

CHANGE IN UNITS:
Beginning units		159,171		166,339		70,611		541		-		-		8,373		548
Units purchased		8,375		17,564		154,513		73,297		21,838		-		109,104		9,264
Units surrendered		(18,164)		(24,732)		(24,357)		(3,227)		-		-		(66,862)		(1,439)

Ending units		149,382		159,171		200,767		70,611		21,838		-		50,615		8,373

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTG3				NOTGR1				NOTGR2				NOTMD1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$104,445		101,127		7,095		302		91,047		16,067		5,218		109
Realized gain (loss) on investments		(240,044)		(400,938)		10,694		-		4,623		42,604		129		-
Change in unrealized gain (loss) on investments		668,478		624,756		23,502		865		619,372		(35,050)		2,853		147
Reinvested capital gains		-		-		7,751		38		113,516		2,294		4,380		75

Net increase (decrease) in contract owners’ equity resulting from operations		532,879		324,945		49,042		1,205		828,558		25,915		12,580		331

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		284,617		380,829		287,461		15,312		5,395,139		1,128,548		261,844		5,338
Transfers between subaccounts, net		63,043		6,927		408,876		19,351		1,437,052		517,190		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(260,555)		(468,633)		(2,184)		-		(776,528)		(116,060)		(3,001)		-
Adjustments to maintain reserves		(848)		60		-		-		12,358		-		-		-

Net equity transactions		86,257		(80,817)		694,153		34,663		6,068,021		1,529,678		258,843		5,338

Net change in contract owners’ equity		619,136		244,128		743,195		35,868		6,896,579		1,555,593		271,423		5,669

Contract owners’ equity at beginning of period		4,501,922		4,257,794		35,868		-		1,555,912		319		5,669		-

Contract owners’ equity at end of period		$5,121,058		4,501,922		779,063		35,868		8,452,491		1,555,912		277,092		5,669

CHANGE IN UNITS:
Beginning units		279,152		284,151		2,928		-		128,479		29		478		-
Units purchased		30,910		26,673		50,990		2,928		523,706		138,172		20,009		478
Units surrendered		(25,270)		(31,672)		(164)		-		(60,630)		(9,722)		(249)		-

Ending units		284,792		279,152		53,754		2,928		591,555		128,479		20,238		478

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTMD2				NOTMG3				NOTMR1				MNCPS2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$31,503		5,496		83,046		80,645		-		-		2,280		795
Realized gain (loss) on investments		1,939		13,799		66,020		(1,338,837)		-		-		3,233		(13)
Change in unrealized gain (loss) on investments		117,681		(3,155)		170,960		1,492,755		-		-		6,836		2,295
Reinvested capital gains		29,157		4,214		-		-		-		-		-		890

Net increase (decrease) in contract owners’ equity resulting from operations		180,280		20,354		320,026		234,563		-		-		12,349		3,967

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,505,112		544,090		84,287		264,146		-		-		10,877		1,044
Transfers between subaccounts, net		1,127,138		(148,793)		141,284		26,016		-		-		43,407		52,510
Surrenders (notes 2, 3, 4, 5 and 6)		(216,090)		(45,875)		(427,247)		(504,651)		-		-		(884)		(43)
Adjustments to maintain reserves		-		1		-		(3)		-		-		(5)		(1)

Net equity transactions		2,416,160		349,423		(201,676)		(214,492)		-		-		53,395		53,510

Net change in contract owners’ equity		2,596,440		369,777		118,350		20,071		-		-		65,744		57,477

Contract owners’ equity at beginning of period		375,571		5,794		3,298,899		3,278,828		-		-		57,477		-

Contract owners’ equity at end of period		$2,972,011		375,571		3,417,249		3,298,899		-		-		123,221		57,477

CHANGE IN UNITS:
Beginning units		31,978		537		205,549		219,783		-		-		5,752		-
Units purchased		205,169		50,447		14,790		18,259		-		-		5,228		5,757
Units surrendered		(17,349)		(19,006)		(27,183)		(32,493)		-		-		(349)		(5)

Ending units		219,798		31,978		193,156		205,549		-		-		10,631		5,752

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVAAA				PMVEBA				PMVFBA				PMVHYA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$36,516		46,193		2,936		29		29,994		25,896		217		2
Realized gain (loss) on investments		(17,823)		(10,230)		1,035		-		(12,731)		(20,966)		7		-
Change in unrealized gain (loss) on investments		84,196		(10,902)		2,260		1		62,321		(32,307)		99		-
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		102,889		25,061		6,231		30		79,584		(27,377)		323		2

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		45,901		63,816		111,681		818		40,434		48,766		1,221		14
Transfers between subaccounts, net		(46,008)		9,733		41,212		7		76,535		52,036		3,338		3
Surrenders (notes 2, 3, 4, 5 and 6)		(14,904)		(21,631)		(197)		(1)		(39,537)		(78,997)		(20)		-
Adjustments to maintain reserves		(89)		(2)		(108)		(1)		(6)		(70)		1		-

Net equity transactions		(15,100)		51,916		152,588		823		77,426		21,735		4,540		17

Net change in contract owners’ equity		87,789		76,977		158,819		853		157,010		(5,642)		4,863		19

Contract owners’ equity at beginning of period		735,836		658,859		853		-		778,304		783,946		34		15

Contract owners’ equity at end of period		$823,625		735,836		159,672		853		935,314		778,304		4,897		34

CHANGE IN UNITS:
Beginning units		44,417		41,260		86		-		64,948		63,192		3		2
Units purchased		3,269		6,173		14,197		86		11,647		9,630		415		2
Units surrendered		(4,153)		(3,016)		(325)		-		(5,729)		(7,874)		(1)		(1)

Ending units		43,533		44,417		13,958		86		70,866		64,948		417		3

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVID				PMVLDA				PMVRRA				PMVRSA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$26,618		10,506		185,282		202,544		4,853		1,722		206,743		138,483
Realized gain (loss) on investments		1,952		135		(181,008)		(15,917)		1,412		74		(41,392)		77,572
Change in unrealized gain (loss) on investments		22,352		(8,009)		242,534		37,622		(848)		(938)		1,069,297		43,606
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		50,922		2,632		246,808		224,249		5,417		858		1,234,648		259,661

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		10,487		338,253		160,712		229,640		244,541		27,612		574,172		718,744
Transfers between subaccounts, net		146,297		44,014		(4,378,584)		113,356		(8,197)		2,543		42,389		325,828
Surrenders (notes 2, 3, 4, 5 and 6)		(13,378)		(942)		(135,506)		(201,275)		187		(213)		(560,008)		(421,438)
Adjustments to maintain reserves		4		133		(202)		(440)		-		-		(1,967)		1,153

Net equity transactions		143,410		381,458		(4,353,580)		141,281		236,531		29,942		54,586		624,287

Net change in contract owners’ equity		194,332		384,090		(4,106,772)		365,530		241,948		30,800		1,289,234		883,948

Contract owners’ equity at beginning of period		431,248		47,158		5,221,115		4,855,585		86,379		55,579		6,513,687		5,629,739

Contract owners’ equity at end of period		$625,580		431,248		1,114,343		5,221,115		328,327		86,379		7,802,921		6,513,687

CHANGE IN UNITS:
Beginning units		40,963		4,722		366,839		356,503		9,223		6,061		744,084		669,858
Units purchased		20,519		36,721		20,093		39,167		27,839		3,635		146,757		194,128
Units surrendered		(7,556)		(480)		(312,733)		(28,831)		(4,554)		(473)		(140,502)		(119,902)

Ending units		53,926		40,963		74,199		366,839		32,508		9,223		750,339		744,084

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVTRA				PVGCBA				PVSTA				PVEIIA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$9,810		5,937		630		281		41,950		33,178		216,737		108,994
Realized gain (loss) on investments		774		(242)		3		-		3,892		7,541		155,919		171,745
Change in unrealized gain (loss) on investments		9,960		(2,110)		376		(7)		(1,909)		(1,239)		1,585,665		757,433
Reinvested capital gains		-		-		-		-		-		-		906,000		374,248

Net increase (decrease) in contract owners’ equity resulting from operations		20,544		3,585		1,009		274		43,933		39,480		2,864,321		1,412,420

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		51,953		16,564		4,021		4,021		145,523		317,820		2,770,105		3,552,979
Transfers between subaccounts, net		73,744		56,012		9,416		-		(188,718)		(206,833)		1,910,850		166,441
Surrenders (notes 2, 3, 4, 5 and 6)		(15,516)		(1,444)		(59)		-		(30,119)		(16,639)		(869,024)		(882,415)
Adjustments to maintain reserves		46		7		-		(1)		(7)		(17)		(2,222)		2,686

Net equity transactions		110,227		71,139		13,378		4,020		(73,321)		94,331		3,809,709		2,839,691

Net change in contract owners’ equity		130,771		74,724		14,387		4,294		(29,388)		133,811		6,674,030		4,252,111

Contract owners’ equity at beginning of period		189,309		114,585		9,538		5,244		912,619		778,808		11,483,517		7,231,406

Contract owners’ equity at end of period		$320,080		189,309		23,925		9,538		883,231		912,619		18,157,547		11,483,517

CHANGE IN UNITS:
Beginning units		14,354		8,908		970		552		81,408		73,677		476,808		358,685
Units purchased		9,374		5,557		1,316		418		80,618		73,103		204,656		174,070
Units surrendered		(1,440)		(111)		(6)		-		(86,757)		(65,372)		(56,653)		(55,947)

Ending units		22,288		14,354		2,280		970		75,269		81,408		624,811		476,808

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVIVIA				PVNOB				ROCMC				TRBCG2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$23,268		25,567		5,485		436		-		-		-		-
Realized gain (loss) on investments		516,536		11,596		3,117		3,763		2,612		44		5,394		463
Change in unrealized gain (loss) on investments		(64,879)		11,367		8,235		46,660		(57,718)		(951)		(2,538)		2,624
Reinvested capital gains		14,265		2,779		96,486		1,414		101,048		1,643		9,684		784

Net increase (decrease) in contract owners’ equity resulting from operations		489,190		51,309		113,323		52,273		45,942		736		12,540		3,871

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		806,853		338,654		316,955		194,422		7,512		188		69,655		3,096
Transfers between subaccounts, net		(1,467,135)		(12,078)		(29,153)		575,993		468,195		27,644		12,419		12,775
Surrenders (notes 2, 3, 4, 5 and 6)		(78,911)		(88,439)		(70,984)		(29,869)		(557)		(71)		(10,586)		(22)
Adjustments to maintain reserves		1		(2)		-		-		(9,198)		-		1		-

Net equity transactions		(739,192)		238,135		216,818		740,546		465,952		27,761		71,489		15,849

Net change in contract owners’ equity		(250,002)		289,444		330,141		792,819		511,894		28,497		84,029		19,720

Contract owners’ equity at beginning of period		1,100,478		811,034		809,992		17,173		29,561		1,064		25,004		5,284

Contract owners’ equity at end of period		$850,476		1,100,478		1,140,133		809,992		541,455		29,561		109,033		25,004

CHANGE IN UNITS:
Beginning units		73,404		57,039		56,463		1,473		2,977		122		269		77
Units purchased		82,147		26,985		34,146		59,412		49,848		4,076		770		233
Units surrendered		(113,552)		(10,620)		(18,809)		(4,422)		(4,939)		(1,221)		(49)		(41)

Ending units		41,999		73,404		71,800		56,463		47,886		2,977		990		269

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TREI2				TRHS2				TRHSP				TRMCG2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$232		24		-		-		-		-		-		-
Realized gain (loss) on investments		98		60		29,837		56,812		949,574		2,393,724		330		12,493
Change in unrealized gain (loss) on investments		(3,308)		(29)		113,643		(133,331)		5,564,006		(5,424,442)		(120,124)		(43,061)
Reinvested capital gains		4,802		100		41,886		99,215		1,816,349		3,936,364		169,664		53,971

Net increase (decrease) in contract owners’ equity resulting from operations		1,824		155		185,366		22,696		8,329,929		905,646		49,870		23,403

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		14,229		200		5,904		11,759		6,169,125		7,308,876		419,519		317,320
Transfers between subaccounts, net		39,363		(1,566)		(56,590)		14,598		(3,888,534)		(7,707,815)		290,608		80,221
Surrenders (notes 2, 3, 4, 5 and 6)		(5,315)		(1)		(36,365)		(144,158)		(1,257,693)		(3,718,489)		(95,072)		(34,642)
Adjustments to maintain reserves		(1)		-		(50)		144		(9,561)		1,554		22		(27)

Net equity transactions		48,276		(1,367)		(87,101)		(117,657)		1,013,337		(4,115,874)		615,077		362,872

Net change in contract owners’ equity		50,100		(1,212)		98,265		(94,961)		9,343,266		(3,210,228)		664,947		386,275

Contract owners’ equity at beginning of period		-		1,212		1,054,735		1,149,696		44,928,427		48,138,655		579,182		192,907

Contract owners’ equity at end of period		$50,100		-		1,153,000		1,054,735		54,271,693		44,928,427		1,244,129		579,182

CHANGE IN UNITS:
Beginning units		-		33		15,786		17,451		912,680		994,082		47,216		17,147
Units purchased		1,075		5		771		1,077		191,358		176,329		64,507		48,571
Units surrendered		(10)		(38)		(1,909)		(2,742)		(170,535)		(257,731)		(13,532)		(18,502)

Ending units		1,065		-		14,648		15,786		933,503		912,680		98,191		47,216

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWEM				VWHA				VVB				VVCA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$40		78		101,779		91,151		7,342		388		-		-
Realized gain (loss) on investments		226		(10)		172,673		343,176		7,760		22,244		-		-
Change in unrealized gain (loss) on investments		1,167		(52)		1,047,860		(535,582)		35,880		(8,765)		234		-
Reinvested capital gains		-		-		-		-		31,447		840		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,433		16		1,322,312		(101,255)		82,429		14,707		234		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		3,356		489		326,952		456,398		69,386		16,795		20,201		-
Transfers between subaccounts, net		(3,017)		120		(108,604)		(203,559)		1,312,174		(400,171)		23,911		-
Surrenders (notes 2, 3, 4, 5 and 6)		(61)		(89)		746,369		(444,654)		(4,125)		(1,581)		(7,872)		-
Adjustments to maintain reserves		1		-		(355)		(63)		-		1		-		-

Net equity transactions		279		520		964,362		(191,878)		1,377,435		(384,956)		36,240		-

Net change in contract owners’ equity		1,712		536		2,286,674		(293,133)		1,459,864		(370,249)		36,474		-

Contract owners’ equity at beginning of period		4,506		3,970		3,540,784		3,833,917		314,762		685,011		-		-

Contract owners’ equity at end of period		$6,218		4,506		5,827,458		3,540,784		1,774,626		314,762		36,474		-

CHANGE IN UNITS:
Beginning units		586		522		371,541		390,909		27,581		68,908		-		-
Units purchased		381		77		188,116		100,908		112,919		26,219		3,165		-
Units surrendered		(345)		(13)		(111,619)		(120,276)		(6,982)		(67,546)		-		-

Ending units		622		586		448,038		371,541		133,518		27,581		3,165		-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVCG				VVDV				VVEI				VVEIX
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$11,728		5,069		2,283		1,489		13,421		7,837		15,588		6,069
Realized gain (loss) on investments		24,280		41,036		1,253		532		4,739		(990)		148,570		13,212
Change in unrealized gain (loss) on investments		108,826		2,576		39,326		7,012		60,564		16,291		30,879		106,239
Reinvested capital gains		50,391		9,266		11,939		5,381		40,797		16,522		30,035		17,350

Net increase (decrease) in contract owners’ equity resulting from operations		195,225		57,947		54,801		14,414		119,521		39,660		225,072		142,870

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		135,038		51,030		477,832		28,964		196,298		77,688		220,565		148,615
Transfers between subaccounts, net		812,197		21,710		70,481		11,540		1,259,299		50,976		1,155,315		472,257
Surrenders (notes 2, 3, 4, 5 and 6)		(10,314)		(1,880)		(802)		(112)		(13,830)		(3,015)		(45,451)		(5,483)
Adjustments to maintain reserves		7		(1)		-		-		4		99		(3,415)		205

Net equity transactions		936,928		70,859		547,511		40,392		1,441,771		125,748		1,327,014		615,594

Net change in contract owners’ equity		1,132,153		128,806		602,312		54,806		1,561,292		165,408		1,552,086		758,464

Contract owners’ equity at beginning of period		557,672		428,866		132,059		77,253		406,740		241,332		1,077,813		319,349

Contract owners’ equity at end of period		$1,689,825		557,672		734,371		132,059		1,968,032		406,740		2,629,899		1,077,813

CHANGE IN UNITS:
Beginning units		46,286		40,369		10,836		7,282		32,252		22,030		82,338		30,456
Units purchased		107,466		21,377		40,903		3,860		110,947		11,425		116,691		56,618
Units surrendered		(45,009)		(15,460)		(162)		(306)		(9,590)		(1,203)		(28,335)		(4,736)

Ending units		108,743		46,286		51,577		10,836		133,609		32,252		170,694		82,338

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVG				VVGBI				VVHGB				VVHYB
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,537		654		251		166		39,767		26,842		3,959		2,352
Realized gain (loss) on investments		56,819		32,024		144		107		3,543		1,378		6,241		19
Change in unrealized gain (loss) on investments		103,885		45,668		(278)		(195)		37,197		(15,062)		(478)		563
Reinvested capital gains		41,607		-		15		6		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		203,848		78,346		132		84		80,507		13,158		9,722		2,934

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		305,636		81,495		5,081		2,077		135,216		35,881		10,312		4,528
Transfers between subaccounts, net		660,516		202,453		1,144,786		492		89,806		77,227		205,681		11,341
Surrenders (notes 2, 3, 4, 5 and 6)		(13,646)		(2,733)		(2,751)		(29)		(29,607)		(3,285)		(135,492)		(169)
Adjustments to maintain reserves		1		1		(1)		1		(1)		-		-		1

Net equity transactions		952,507		281,216		1,147,115		2,541		195,414		109,823		80,501		15,701

Net change in contract owners’ equity		1,156,355		359,562		1,147,247		2,625		275,921		122,981		90,223		18,635

Contract owners’ equity at beginning of period		539,683		180,121		7,470		4,845		1,075,179		952,198		57,442		38,807

Contract owners’ equity at end of period		$1,696,038		539,683		1,154,717		7,470		1,351,100		1,075,179		147,665		57,442

CHANGE IN UNITS:
Beginning units		45,101		20,040		797		527		116,756		104,686		5,312		3,820
Units purchased		91,434		35,931		116,048		634		31,488		13,504		19,113		1,524
Units surrendered		(15,274)		(10,870)		(316)		(364)		(11,044)		(1,434)		(11,919)		(32)

Ending units		121,261		45,101		116,529		797		137,200		116,756		12,506		5,312

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVI				VVMA				VVMCI				VVREI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$6,882		4,426		21,009		11,475		7,289		4,707		12,414		9,203
Realized gain (loss) on investments		16,683		1,352		115,900		23,521		42,153		8,167		8,639		2,465
Change in unrealized gain (loss) on investments		77,041		5,992		3,234		3,302		29,074		37,021		(26,414)		(3,553)
Reinvested capital gains		46,386		11,717		35,294		9,331		29,037		3,923		7,949		7,764

Net increase (decrease) in contract owners’ equity resulting from operations		146,992		23,487		175,437		47,629		107,553		53,818		2,588		15,879

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		154,938		94,168		4,518,001		1,205,341		165,691		120,818		152,104		59,113
Transfers between subaccounts, net		1,534,019		165,727		(4,451,660)		(440,790)		1,305,079		8,093		534,544		55,388
Surrenders (notes 2, 3, 4, 5 and 6)		(25,818)		(1,989)		(7,461)		(2,314)		(42,201)		(3,579)		(11,372)		(1,161)
Adjustments to maintain reserves		-		(1)		-		-		(1,501)		66		(97)		-

Net equity transactions		1,663,139		257,905		58,880		762,237		1,427,068		125,398		675,179		113,340

Net change in contract owners’ equity		1,810,131		281,392		234,317		809,866		1,534,621		179,216		677,767		129,219

Contract owners’ equity at beginning of period		659,612		378,220		1,061,128		251,262		510,598		331,382		370,071		240,852

Contract owners’ equity at end of period		$2,469,743		659,612		1,295,445		1,061,128		2,045,219		510,598		1,047,838		370,071

CHANGE IN UNITS:
Beginning units		80,678		50,430		99,683		26,040		47,476		35,457		40,377		27,525
Units purchased		189,822		51,657		393,123		116,114		130,799		17,404		81,256		16,204
Units surrendered		(18,700)		(21,409)		(388,064)		(42,471)		(7,784)		(5,385)		(10,757)		(3,352)

Ending units		251,800		80,678		104,742		99,683		170,491		47,476		110,876		40,377

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVSTC				VVTISI				VVTSM				PIVB2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$17,036		5,742		35,671		24,513		38,323		24,298		672		361
Realized gain (loss) on investments		917		1,063		103,587		3,183		285,540		30,509		-		(56)
Change in unrealized gain (loss) on investments		5,204		1,070		258,344		(460)		170,761		260,373		(624)		(28)
Reinvested capital gains		-		-		21,745		4,161		178,903		133,209		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		23,157		7,875		419,347		31,397		673,527		448,389		48		277

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		86,956		7,284		262,353		100,205		992,616		350,079		189		1,124
Transfers between subaccounts, net		617,901		(6,875)		530,696		171,145		1,120,131		433,879		59,253		(8,617)
Surrenders (notes 2, 3, 4, 5 and 6)		(14,828)		(4,987)		(78,624)		(5,108)		(333,062)		(15,012)		(56)		(6)
Adjustments to maintain reserves		-		-		(855)		-		(4,179)		-		-		-

Net equity transactions		690,029		(4,578)		713,570		266,242		1,775,506		768,946		59,386		(7,499)

Net change in contract owners’ equity		713,186		3,297		1,132,917		297,639		2,449,033		1,217,335		59,434		(7,222)

Contract owners’ equity at beginning of period		184,748		181,451		1,053,683		756,044		2,824,237		1,606,902		-		7,222

Contract owners’ equity at end of period		$897,934		184,748		2,186,600		1,053,683		5,273,270		2,824,237		59,434		-

CHANGE IN UNITS:
Beginning units		17,696		18,231		105,148		79,261		225,376		158,640		-		796
Units purchased		79,313		2,760		79,240		25,925		189,116		85,843		5,844		304
Units surrendered		(16,516)		(3,295)		(19,136)		(38)		(54,619)		(19,107)		(6)		(1,100)

Ending units		80,493		17,696		165,252		105,148		359,873		225,376		5,838		-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PIVMV2				PIVSI2				VRVDRA				VRVDRI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$5,824		3,625		1,169		299		1,513		1,018		71,437		47,459
Realized gain (loss) on investments		(1,067)		(551)		914		2		3,835		566		(1,966)		(35,560)
Change in unrealized gain (loss) on investments		7,726		6,361		867		22		(4,626)		1,996		(55,976)		226,754
Reinvested capital gains		25,918		12,662		-		-		228		668		10,242		22,565

Net increase (decrease) in contract owners’ equity resulting from operations		38,401		22,097		2,950		323		950		4,248		23,737		261,218

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		45,485		10,938		12,484		3,626		11,477		4,775		476,269		597,429
Transfers between subaccounts, net		60,689		73,715		19,787		271		(33,200)		74,921		67,452		(30,754)
Surrenders (notes 2, 3, 4, 5 and 6)		(5,536)		(1,855)		(14,403)		(36)		(7,684)		(122)		(138,372)		(478,248)
Adjustments to maintain reserves		(1)		2		(3)		(1)		(1)		1		206		(265)

Net equity transactions		100,637		82,800		17,865		3,860		(29,408)		79,575		405,555		88,162

Net change in contract owners’ equity		139,038		104,897		20,815		4,183		(28,458)		83,823		429,292		349,380

Contract owners’ equity at beginning of period		242,945		138,048		8,006		3,823		86,665		2,842		2,047,082		1,697,702

Contract owners’ equity at end of period		$381,983		242,945		28,821		8,006		58,207		86,665		2,476,374		2,047,082

CHANGE IN UNITS:
Beginning units		20,501		12,889		822		407		8,949		326		141,297		130,252
Units purchased		9,733		8,839		3,206		433		2,623		8,945		46,745		54,424
Units surrendered		(1,156)		(1,227)		(1,359)		(18)		(5,605)		(322)		(18,805)		(43,379)

Ending units		29,078		20,501		2,669		822		5,967		8,949		169,237		141,297

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers ten individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL, Nationwide MarathonSM Performance VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide Marathon VUL Ultra, Nationwide Advisory VUL, and Nationwide® Variable Universal Life Protector II. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus. A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc.—AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust—Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio—Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust—VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust—ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R)—Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R)—Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R)—Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R)—Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R)—The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R)—Global Growth Fund: Class 1 (AMVGG1)

American Funds Insurance Series(R)—Growth-Income Fund: Class 1 (AMVGI1)

American Funds Insurance Series(R)—Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R)—Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R)—Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R)—U.S. Government Securities Fund: Class 2 (AMVGV2)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

American Funds Insurance Series(R)—International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R)—New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R)—New World Fund: Class 2 (AMVNW2)

American Funds Insurance Series(R)—New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R)—Washington Mutual Investors Fund: Class 1 (AMVWM1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc.—BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc.—BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc.—BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds II, Inc.—BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc.—BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc.—BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc.—BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund—Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios—Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust—Columbia Variable Portfolio—Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Insurance Trust II—Columbia Variable Portfolio—Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II—Columbia Variable Portfolio—Limited Duration Credit Fund: Class 1 (CLVLD1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust—Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc.—Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc.—Dimensional VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc.—Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc.—Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc.—Dimensional VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc.—Dimensional VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc.—Dimensional VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc.—Dimensional VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc.—Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II—DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I—DWS Capital Growth VIP: Class A (DSVCGA)

EATON VANCE FUNDS

Eaton Vance Variable Trust—Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series—Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series—Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)*

Federated Hermes Insurance Series—Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund—VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund—VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund—VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund—VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund—VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products—Emerging Markets Portfolio—Service Class (FEMS)

Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)*

Rydex Variable Trust - Basic Materials Fund (RBMF)*

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)*

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)*

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Leisure Fund (RLF)*

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)*

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)*

Invesco V.I. International Growth Fund: Series I (OVIG)

Invesco V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Institutional Shares (JAGTIS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust—NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust—NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust—NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust—NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust—NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust—NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust—NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)*

Nationwide Variable Insurance Trust—NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust—NVIT J.P. Morgan Inflation Managed Fund: Class I (NJMIM1)

Nationwide Variable Insurance Trust—NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust—NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust—NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)

Nationwide Variable Insurance Trust—NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust—NVIT NASDAQ-100 Index Fund: Class I (NNASD1)

Nationwide Variable Insurance Trust—NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust—NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust—NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust—NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust—NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust—NVIT Loomis Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust—NVIT Loomis Core Bond Fund: Class Y (NVCBDY)*

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Capital Appreciation Fund: Class Y (NVCCAY)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Conservative Fund: Class Y (NVCCNY)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Moderately Aggressive Fund: Class Y (NVCMAY)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Moderate Fund: Class Y (NVCMDY)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Aggressive Fund: Class Y (NVCRAY)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust—NVIT Blueprint(R) Balanced Fund: Class Y (NVCRBY)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

Nationwide Variable Insurance Trust—NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust—NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust—NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust—NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust—NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust—NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust—NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust—NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust—NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust—NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust—NVIT Allspring Discovery Fund: Class II (NVMMG2)*

Nationwide Variable Insurance Trust—NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust—NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust—NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust—NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust—NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust—NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust—NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust—NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust—NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust—NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust—NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust—NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust—NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust—Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust—Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust—Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust—NAA Small Cap Value Series (NASCV)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust—Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios—Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios—Nomura VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios—Nomura VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios—Nomura VIP Core Equity Series: Service Class (WRCEP)

Ivy Variable Insurance Portfolios—Nomura VIP Energy Series: Service Class (WRENG)

Ivy Variable Insurance Portfolios—Nomura VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios—Nomura VIP Growth Series: Service Class (WRGP)

Ivy Variable Insurance Portfolios—Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios—Nomura VIP International Core Equity Series: Service Class (WRI2P)

Ivy Variable Insurance Portfolios—Nomura VIP Global Growth Series: Service Class (WRIP)

Ivy Variable Insurance Portfolios—Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)

Ivy Variable Insurance Portfolios—Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios—Nomura VIP Pathfinder Aggressive Series: Service Class (WRPAP)

Ivy Variable Insurance Portfolios—Nomura VIP Pathfinder Conservative Series: Service Class (WRPCP)

Ivy Variable Insurance Portfolios—Nomura VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)

Ivy Variable Insurance Portfolios—Nomura VIP Pathfinder Moderately Aggressive—Managed Volatility Series: Service Class

(WRPMAV)

Ivy Variable Insurance Portfolios—Nomura VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class (WRPMP)Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class (WRSCP)

Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class (WRSCV)

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)

NORTHERN LIGHTS

Northern Lights Variable Trust - Bain Capital Equity Opportunities Fund: Class 2 (NOBEO2)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)*

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA) PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (PIVB2)

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2025, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)	5/14/2024
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	5/14/2024
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)	6/18/2024
Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)	6/21/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/24/2024
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)	5/12/2025
Northern Lights Variable Trust - Bain Capital Equity Opportunities Fund: Class 2 (NOBEO2)	5/12/2025
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)	5/30/2025

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust—NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)	7/3/2025
Nationwide Variable Insurance Trust—NVIT J.P. Morgan Inflation Managed Fund: Class I (NJMIM1)	11/14/2025
Nationwide Variable Insurance Trust—NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	11/14/2025
Nationwide Variable Insurance Trust—NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)	11/14/2025
Nationwide Variable Insurance Trust—NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	11/14/2025
Nationwide Variable Insurance Trust—NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)		2/28/2025
Nationwide Variable Insurance Trust—NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)		2/28/2025
Goldman Sachs Variable Insurance Trust—Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)		4/11/2025
Nationwide Variable Insurance Trust—NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust—NVIT BNY	Nationwide Variable Insurance Trust—NVIT Loomis	2/28/2025
Mellon Core Plus Bond Fund: Class I (NVLCP1)	Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust—NVIT BNY	Nationwide Variable Insurance Trust—NVIT Loomis	2/28/2025
Mellon Core Plus Bond Fund: Class Y (NVLCPY)	Core Bond Fund: Class Y (NVCBDY)
Nationwide Variable Insurance Trust—NVIT NS	Nationwide Variable Insurance Trust—NVIT	10/24/2025
Partners International Focused Growth Fund: Class I (NVMIG1)	International Equity Fund: Class I (GIG)

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount
Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DFVEA	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc.—VA Equity Allocation Portfolio: Institutional Class	5/1/2025
DFVGB	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio	DFA Investment Dimensions Group Inc.—VA Global Bond Portfolio	5/1/2025
DFVGMI	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc.—VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2025
DFVIPS	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class	DFA Investment Dimensions Group Inc.—VIT Inflation-Protected Securities Portfolio: Institutional Class	5/1/2025
DFVIS	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio	DFA Investment Dimensions Group Inc.—VA International Small Portfolio	5/1/2025
DFVIV	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio	DFA Investment Dimensions Group Inc.—VA International Value Portfolio	5/1/2025
DFVSTF	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc.—VA Short-Term Fixed Portfolio	5/1/2025
DFVULV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc.—VA U.S. Large Value Portfolio	5/1/2025
DFVUTV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc.—VA U.S. Targeted Value Portfolio	5/1/2025
OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025
OVIGS	Invesco V.I. International Growth Fund: Series II	Invesco Oppenheimer V.I. International Growth Fund: Series II	8/22/2025
HIBF	Nationwide Variable Insurance Trust—NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust—NVIT Federated High Income Bond Fund: Class I	5/1/2025

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	5/1/2025
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025
NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	5/1/2025
NVCCAY	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class Y	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y	5/1/2025
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	5/1/2025
NVCCNY	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class Y	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y	5/1/2025
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	5/1/2025
NVCMAY	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class Y	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y	5/1/2025
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	5/1/2025
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	5/1/2025
NVCMDY	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class Y	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y	5/1/2025
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	5/1/2025
NVCRAY	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class Y	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y	5/1/2025
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	5/1/2025
NVCRBY	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class Y	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y	5/1/2025
NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025
NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025
NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025
TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025
AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025
DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025
WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025
WRBDP	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	10/31/2025
WRBP	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	10/31/2025
WRCEP	Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class	10/31/2025

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025
WRGNR	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	10/31/2025
WRGP	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	10/31/2025
WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025
WRI2P	Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class	10/31/2025
WRIP	Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	10/31/2025
WRLTBP	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class	10/31/2025
WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025
WRPAP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class	10/31/2025
WRPCP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class	10/31/2025
WRPMAP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class	10/31/2025
WRPMAV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	10/31/2025
WRPMCP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class	10/31/2025
WRPMCV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	10/31/2025
WRPMMV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class	10/31/2025
WRPMP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class	10/31/2025
WRSCP	Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class	10/31/2025
WRSCV	Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class	10/31/2025
WRSTP	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	10/31/2025
WRVP	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	10/31/2025
NOBEO2	Northern Lights Variable Trust - Bain Capital Equity Opportunities Fund: Class 2	Northern Lights Variable Trust - Bain Capital Equity Opportunities Fund: Class 2 Shares	5/1/2025
PIVB2	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Bond 3/31/2025 VCT Portfolio: Class II
PIVMV2	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	3/31/2025
PIVSI2	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	3/31/2025

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments allocated to their indexed interest options, if applicable, or fixed account(s), which are included in the general account of the Company.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts any indexed interest options, and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate policyholder account balances.

(g) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges

Mortality and Expense Risk Charge/Percent of Subaccount Value Charge—assessed through a surrender of units	Equal, on an annual basis, to 0.00%—1.00% of the daily value of the assets invested in each fund

Low Cost Sub-Account Fee – assessed through a surrender of units	Equal, on an annual basis, to 0.00%—1.00% of the daily value of the assets invested in certain funds that assess a Low Cost Sub-Account Fee. The Low Cost Sub-Account Fee that is assessed may vary by fund.

Sales Charge/Percent of Premium Charge—assessed through a deduction from premium payments	0.50%—12.00% of each premium payment

Premium Tax Charge—assessed through a deduction from premium payments	3.50% of each premium payment

Short-Term Trading Fee—assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount

Indexed Interest Strategy Charge	Up to 1.00% of the cash value applied to create an index segment

Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk

Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $7.572 per $1,000 of specified amount

Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month

Surrender Charge - assessed through a surrender of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount

Policy Loan Interest Charge - assessed through a surrender of units	3.00% - 4.50% of an outstanding policy loan

Declared Rate Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.90% of an outstanding declared rate policy loan

Investment Advisory Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.25% of an outstanding investment advisory policy loan

Service/Illustration/Partial Surrender Fees - assessed through a surrender of units	Up to $25.00 per request

Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.

Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected

Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount

Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk

Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount

Long-Term Care Rider II Charge	$0.00 - $4.17 per $1,000 of the rider’s specified amount

Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount

Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount

Premium Waiver Rider Charge	$42 - $315 per $1,000 of the premium specified by the policy owner

Additional Term Insurance/Additional Protection Rider Charge

Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit

Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount

Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $47.50 per $1,000 of the policy’s cash value at the time the rider is invoked

Overloan Loan Lapse Protection Rider II	$1.50- $185 per $1,000 of the policy’s cash value at the time the rider is invoked

Accelerated Death Benefit Rider Charge

Administrative Charge	$280 - $450 at the time the rider is invoked

Rider Charge	$30 - $200 per $1,000 of TI Unadjusted Accelerated

Death Benefit Payment

Accelerated Death Benefit for Chronic Illness Rider	$250 at the time the rider is invoked

Accelerated Death Benefit for Critical Illness Rider	$250 at the time the rider is invoked

Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage

Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders

Extended No-Lapse Guarantee Rider Charge (Nationwide® Variable Universal Life Protector II)

Percent of Premium Charge	0% - 15% of each Premium

Percent of Sub-Account Value Charge	0% - 0.083% of Cash Value allocated to the Sub-Accounts

Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit

Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider

specified amount

Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

Surrender Value Enhancement Rider	$0.02 - $0.56 per $1,000 of the Base Policy Specified Amount

For the years ended December 31, 2025 and 2024, total front-end sales charge deductions were $27,404,341 and $20,925,991, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(3)	Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30% of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note:

the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later

The charges above are assessed against each policy by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $67,838,760 and $50,505,065, respectively, and total transfers from the Separate Account to the fixed account were $59,175,890 and $52,099,421, respectively.

(7)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount	Purchases of	Sales of
Abbreviation*	Investments	Investments
ABTGB	$58,430	$3,566
ALVDAA	13,533	9,375
ALVGIA	108,334	221,939
ALVIVB	456,916	358,960
ALVSVA	1,640,639	1,049,787

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

ALVSVB	1,989	23
APTGBS	1,949,747	653,481
ALCAI2	339,517	115,808
WFVSCG	122,259	1,633,351
AAEIP3	93,362	71,085
AFGF	3,959,880	158,385
AMVAA2	17,517,198	302,434
AMVAA4	285,685	90,876
AMVBC4	4,868,756	849,613
AMVBD4	273,135	4,474
AMVGG1	628,951	115,276
AMVGI1	2,456,667	76,642
AMVGI4	318,715	96,415
AMVGR4	1,357,123	53,222
AMVGS4	406,243	31,572
AMVGV2	1,458,823	696,597
AMVI4	269,190	1,925
AMVNW1	444,172	39,877
AMVNW2	1,480,117	460,547
AMVNW4	948,966	154,300
AMVWM1	1,606,453	90,223
BRVGA1	3,026,229	1,054,650
BRVHY3	112,448	92,984
BRVHYI	2,936,526	1,095,383
BRVTR1	1,178,605	99,978
BRVTR3	42,615	4,776
MLVGA2	187,352	105,104
MLVGA3	74,122	37,821
DSIF	2,133,506	30,672,038
DVSCS	950,539	377,319
CLSCV1	97,993	6,187
CLVGT2	241,022	251,789
CLVLD1	88,840	1,919
CSCRS	168,205	55,895
DFVEA	1,713,217	48,236
DFVGB	8,898,950	3,406,410
DFVGMI	3,844,830	587,365
DFVIPS	2,556,623	1,977,246
DFVIS	5,654,036	5,287,512
DFVIV	12,301,595	7,947,997
DFVSTF	7,282,728	4,180,077
DFVULV	14,811,319	6,521,434
DFVUTV	12,047,503	4,766,215
DSGIBA	4,407,071	395,706
DSVCGA	3,673,236	12,630,568
FQB	71,213	35,378
FVU2	21,864	127
FB2	957,562	725,975
FC2	156,999	10,101
FCP	1,247,042	95,265
FCS	21,431,416	5,096,232
FDSCS2	243,393	100,946
FEIS	2,057,201	1,092,990
FEMS	5,237,556	4,068,168
FF10S	94,419	121,695

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FF20S	515,153	737,328
FF30S	1,081,947	395,232
FG2	502,535	55,262
FGO2	127,844	121,613
FGP	1,356,687	54,560
FGS	29,238,289	5,011,132
FIGBP	585,679	98,066
FIGBP2	200,289	82,513
FIGBS	3,672,957	2,698,948
FMC2	87,308	17,534
FMCS	1,978,180	988,029
FNRS2	4,593,189	2,314,918
FOS	2,702,235	728,722
FRESS	2,156,432	1,566,534
FVFRHI	50,938	33,167
FVICA2	216,772	69,978
FVSIS2	11,323	11,302
FVSS	1,662	1,036
FVSS2	1,897,837	233,013
FEOVF	116,419	70,591
FTVDM2	19,355	389,379
FTVFA1	61,586	42,816
FTVFA2	84,113	29,817
FTVGB1	293,835	314,067
FTVGI2	144,372	49,731
FTVIS1	757,956	499,242
FTVIS2	30,694	46,560
FTVMD1	4,915,297	273,478
FTVSC1	127,050	29,455
FTVSVI	497,724	211,906
FTVUG1	485,372	33,122
TIF2	266,407	237,794
GVGMNS	36,470	21,495
GVFRB	95,522	94,960
GVTRBE	92,316	14,822
RBF	429,226	163,989
RBKF	21,978	62,272
RELF	256,876	108,468
RESF	944	285
RHCF	648	16
RINF	82,819	62,326
ROF	206,411	12,311
RPMF	145,982	65,218
RREF	42	2,333
RTEC	1,689,746	642,294
RTEL	25,460	70,550
RTRF	236	69
RUTL	12,824	58,283
RVARS	200,425	145,062
RVCMD	308	311
RVLCG	5,855	-
RVLCV	5,524	-
RVMCV	2,926	1,717
RVMFU	39,373	61,569
RVSCG	6,301	27

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

RVSCV	1,094	2
ACEG	18,245	210,853
AVMCCI	181,915	194,308
IVBRA1	3,838,562	17,206,391
IVCPBI	38,445	52,787
IVDDI	65,044	165,149
IVRE	811	-
OVAG	178,055	116,612
OVGS	2,627,448	9,642,218
OVIG	2,151,361	665,083
OVSB	39,994	19,178
OVSC	2,678,846	644,887
JABIN	146,886	53,969
JACAS	1,058,639	7,093,328
JAEI	2,771,106	622,770
JAFBS	10,219	957
JAGSEI	201,196	60,505
JAGTIS	419,304	9,626
JAGTS	21,260,737	7,672,313
JAIG	158,267	20,448
JAIGS	2,163,385	6,847,214
JAMGS	8,614,806	722,223
JAWGS	466,873	65,612
JMCVIN	409,133	392,397
LPVCII	5,871,433	215,983
LVCLGI	5,433,671	443,474
SBVSG	108,272	7,277
SBVSG2	631,766	93,665
LACIP2	1,317,865	13,239,658
LACIPS	30,756	188,150
LACMV2	437,001	3,474,413
LOVBD	32,358	137
LOVTRC	11,212,432	525,054
MFBIE	1,069,072	355,328
MFBOV	1,529,374	1,471,668
MFFCA	1,580,582	440,292
MFTCG	3,836,639	583,385
MMCGSC	663,818	93,956
MNDIC	181,851	410,716
MNDSC	51,233	34,593
MV2IGI	3,123	23,090
MV2RIS	334,510	29,814
MV3LMI	167,235	80,155
MV3LMS	187,978	117,873
MV3MVI	10,127,256	254,719
MVFIC	6,532,130	32,053,513
MVIGIC	6,877,375	1,412,062
MVIVIC	1,473,969	1,335,027
MVIVSC	3,418	14,687
MVUIC	1,135,759	1,483,285
MVUSC	17,051	-
MGRFV	216,834	8,211
DTRTFB	1,029,315	884,847
DTRTFY	34,470	151
EIF	571,460	880,609

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

GBF	735,980	477,925
GEM	1,077,080	2,839,719
GIG	12,913,038	3,741,342
GVAAA2	22,149,718	10,911,748
GVABD2	208,804	190,024
GVAGG2	453,701	751,847
GVAGI2	425,131	615,275
GVAGR2	618,671	748,908
GVDMA	189,989	1,287,001
GVDMC	9,953	19,364
GVEX1	132,329,090	24,408,678
GVEXD	7,230,909	1,304,733
GVIDA	69,444	124,876
GVIDC	1,518	41,561
GVIDM	482,056	1,187,989
GVIX2	341,351	1,141,703
GVIXY	426,010	78,843
HIBF	765,021	564,127
IDPG	735,443	723,432
IDPGI	277,054	103,853
MCIF	9,166,751	2,750,160
MCIFD	777,542	109,790
MSBF	1,537,583	332,833
NCPG	1,170,669	1,043,492
NCPGI	16,972,415	992,637
NFDIW1	8,679,636	24,832
NJMIM1	12,740,384	56,501
NJMIM2	154,746	403
NJNDE2	543,533	32,052
NLCG1	5,245,872	142,888
NLCG2	1,016,119	7,502
NNASD1	17,293,590	948,829
NNASD2	195,579	131
NVAMV1	487,758	590,715
NVAMVX	33,676,404	559,909
NVBX	5,949,338	5,141,938
NVBXD	332,886	111,372
NVCBD1	27,105,872	5,243,988
NVCBDY	-	-
NVCCA1	2,864,069	1,676,516
NVCCAY	2,004,673	92,185
NVCCN1	309,182	266,549
NVCCNY	476,358	55,707
NVCMA1	6,501,583	4,343,207
NVCMAY	3,883,263	910,499
NVCMC1	619,285	583,995
NVCMD1	2,992,519	2,738,767
NVCMDY	1,676,915	353,741
NVCRA1	6,189,864	2,372,736
NVCRAY	7,545,762	363,156
NVCRB1	1,159,516	1,020,636
NVCRBY	1,187,669	29,871

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVDBL2	291	30,870
NVDBLP	885,216	1,475,143
NVDCAP	2,464,272	2,174,775
NVDMAP	5,959,147	3,615,457
NVDMCP	339,626	305,485
NVFIII	5,352,706	2,150,782
NVFIY	1,499,569	5,424
NVGEII	2,193,261	1,813,640
NVGEY	129,261	56,715
NVIDAP	5,729,542	3,223,529
NVIDCP	204,676	253,662
NVIDMP	2,170,816	2,890,685
NVIE6	3,854	4,339
NVIX	8,325,971	2,853,114
NVMIVX	1,124,959	648,573
NVMLG1	8,975,789	1,016,616
NVMM2	96,817	59,354
NVMMG1	407,492	459,961
NVMMV1	5,635,231	756,793
NVMMV2	65,209	38,954
NVNMO1	245,682	108,350
NVNSR2	218,932	175,532
NVOLG1	3,640,446	2,217,438
NVRE1	2,632,873	1,229,358
NVSIX2	5,637,947	3,316,933
NVSIXD	1,530,197	145,003
NVSTB1	6,504,504	2,460,075
NVSTB2	17,575	14,310
NVTIV3	11,159	81,778
SAM	35,510,482	6,826,619
SAM5	28,862,599	26,672,774
SAMY	28,606,773	25,908,594
SCF	557,352	556,652
SCGF	5,657,550	2,209,673
SCVF	1,123,917	369,298
TRF	993,631	698,594
AMMCGS	16,409	1,473
AMSRS	15,433	8,190
AMTB	67,378	13,350
NASCV	11,519	6,595
DWVSVS	303,683	172,996
WRASP	1,404,185	940,829
WRBDP	124,768	99,251
WRBP	64,525	277,761
WRCEP	430,974	136,362
WRENG	46,427	25,882
WRGNR	43,128	86,908
WRGP	531,563	148,946
WRHIP	614,748	322,687
WRI2P	83,085	118,660
WRIP	325,134	178,217

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

WRLTBP	28,465	29,217
WRMCG	764,687	290,072
WRPAP	114,861	237,583
WRPCP	36,868	27,748
WRPMAP	586,255	408,693
WRPMAV	58,369	76,319
WRPMCP	48,944	37,589
WRPMCV	21	662
WRPMMV	28,744	9,092
WRPMP	632,072	854,358
WRSCP	74,930	169,738
WRSCV	68,905	37,846
WRSTP	714,585	407,581
WRVP	251,848	165,347
NOBEO2	1,948,725	13,235
NOTAG1	550,316	15,048
NOTAG2	10,978,462	52,426
NOTB3	155,724	240,224
NOTBE2	1,767,837	114,312
NOTC1	273,086	2
NOTC2	1,261,578	755,126
NOTG3	469,290	277,740
NOTGR1	790,623	81,624
NOTGR2	6,351,567	91,342
NOTMD1	271,369	2,928
NOTMD2	2,497,110	20,291
NOTMG3	296,393	415,022
MNCPS2	80,332	24,652
PMVAAA	81,469	59,964
PMVEBA	181,157	25,526
PMVFBA	150,155	42,729
PMVHYA	5,327	570
PMVID	247,700	77,676
PMVLDA	415,152	4,583,249
PMVRRA	285,419	44,036
PMVRSA	1,105,660	842,364
PMVTRA	140,146	20,154
PVGCBA	14,064	57
PVSTA	1,099,102	1,130,466
PVEIIA	5,563,948	629,281
PVIVIA	2,754,129	3,455,789
PVNOB	474,406	155,617
ROCMC	926,042	349,844
TRBCG2	101,180	20,007
TREI2	56,197	2,887
TRHS2	82,945	128,110
TRHSP	6,579,159	3,739,912
TRMCG2	860,398	75,679
VWEM	3,387	3,069
VWHA	2,066,466	999,970
VVB	1,507,377	91,153

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VVCA	36,240	-
VVCG	1,607,278	608,239
VVDV	573,033	11,300
VVEI	1,626,324	130,340
VVEIX	2,240,554	864,503
VVG	1,198,593	202,943
VVGBI	1,150,426	3,045
VVHGB	323,486	88,304
VVHYB	222,637	138,178
VVI	1,883,850	167,443
VVMA	4,442,568	4,327,385
VVMCI	1,667,590	202,696
VVREI	965,892	270,252
VVSTC	881,807	174,741
VVTISI	1,117,665	345,825
VVTSM	3,268,814	1,271,903
PIVB2	60,091	33
PIVMV2	149,669	17,289
PIVSI2	33,638	14,603
VRVDRA	38,637	66,304
VRVDRI	687,785	200,756

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
ABTGB
2025	0.00%	5,681	$12.50	$71,013	0.00%	6.03%
2024	0.00%	1,563	11.79	18,425	0.00%	5.96%
2023	0.00%	209	11.13	2,323	0.00%	11.27%	*	****
ALVDAA
2025	0.00%	7,619	20.36	155,092	1.89%	13.54%
2024	0.00%	7,533	17.93	135,053	1.33%	10.65%
2023	0.00%	7,223	16.20	117,030	0.88%	13.70%
2022	0.00%	6,977	14.25	99,428	2.86%	-18.45%
2021	0.00%	6,143	17.47	107,345	2.01%	9.67%
ALVGIA
2025	0.00%	4,864	13.57	65,992	1.45%	10.47%
2024	0.00%	14,983	12.28	184,010	1.74%	13.02%
2023	0.00%	375	10.87	4,075	0.00%	12.03%
ALVIVB
2025	0.00%	37,641	14.99	564,078	2.27%	41.27%
2024	0.00%	27,717	10.61	294,005	2.32%	4.81%
2023	0.00%	28,604	10.12	289,496	0.76%	14.83%
2022	0.00%	21,884	8.81	192,878	4.04%	-13.79%
2021	0.00%	25,401	10.22	259,700	1.62%	10.85%
ALVSVA
2025	0.00%	139,026	39.97	5,557,529	0.85%	2.89%
2024	0.00%	140,245	38.85	5,448,997	0.88%	10.02%
2023	0.00%	144,681	35.31	5,109,396	1.07%	17.18%
2022	0.00%	146,094	30.14	4,402,896	1.10%	-15.63%
2021	0.00%	146,705	35.72	5,240,302	0.78%	35.95%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
ALVSVB
2025	0.00%	516	10.90	5,621	0.58%	2.64%
2024	0.00%	378	10.62	4,013	0.64%	9.72%
2023	0.00%	336	9.68	3,248	0.00%	16.86%
APTGBS
2025	0.00%	69,174	20.87	1,443,372	32.44%	59.59%
2024	0.00%	8,281	13.07	108,275	1.41%	24.34%
2023	0.00%	2,033	10.52	21,382	0.21%	10.51%
ALCAI2
2025	0.00%	15,771	16.96	267,521	0.00%	32.87%
2024	0.00%	4,530	12.77	57,830	0.00%	48.13%
2023	0.00%	514	8.62	4,430	0.00%	43.13%
2022	0.00%	34	6.02	205	0.00%	-36.52%	*	****
WFVSCG
2025	0.00%	1,263	63.59	80,338	0.00%	9.25%
2024	0.00%	26,938	58.20	1,567,833	0.00%	18.70%
2023	0.00%	30,697	49.03	1,505,106	0.00%	4.11%
2022	0.00%	31,585	47.10	1,487,565	0.00%	-34.42%
2021	0.00%	31,412	71.82	2,255,942	0.00%	7.64%
AAEIP3
2025	0.00%	6,420	18.26	117,206	4.60%	4.66%
2024	0.00%	6,302	17.44	109,933	11.05%	40.60%
2023	0.00%	97	12.41	1,199	2.97%	13.91%
AFGF
2025	0.00%	287,778	17.96	5,168,457	0.24%	20.53%
2024	0.00%	71,096	14.90	1,059,367	1.02%	31.96%
2023	0.00%	821	11.29	9,273	0.00%	12.92%	*	****
AMVAA2
2025	0.00%	1,754,155	14.65	25,698,035	2.82%	15.85%
2024	0.00%	583,821	12.65	7,382,581	4.02%	16.44%
2023	0.00%	3,249	10.86	35,287	0.00%	8.60%	*	****
AMVAA4
2025	0.00%	15,390	13.26	204,078	3.00%	15.59%
2024	0.00%	89	11.47	1,021	2.13%	16.11%
AMVBC4
2025	0.00%	608,775	15.32	9,326,833	1.44%	16.90%
2024	0.00%	360,132	13.11	4,719,906	1.75%	18.85%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	192,164	11.03	2,119,022	2.42%	16.97%
2022	0.00%	65,727	9.43	619,619	2.68%	-1.03%	*	****
AMVBD4
2025	0.00%	36,843	9.82	361,652	7.89%	6.98%
2024	0.00%	10,634	9.18	97,574	4.46%	0.98%
2023	0.00%	1,793	9.09	16,295	13.06%	4.72%
2022	0.00%	125	8.68	1,085	0.00%	-12.75%	*	****
AMVGG1
2025	0.00%	53,889	15.30	824,315	2.02%	21.97%
2024	0.00%	20,982	12.54	263,130	3.12%	13.94%
AMVGI1
2025	0.00%	213,830	16.33	3,491,623	1.50%	18.37%
2024	0.00%	78,791	13.80	1,086,940	2.43%	24.54%
2023	0.00%	420	11.08	4,654	0.00%	10.77%	*	****
AMVGI4
2025	0.00%	24,079	15.43	371,616	0.86%	17.77%
2024	0.00%	11,135	13.10	145,922	0.94%	23.92%
2023	0.00%	9,618	10.58	101,709	1.61%	25.82%
2022	0.00%	2,297	8.40	19,305	0.90%	-16.71%	*	****
AMVGR4
2025	0.00%	117,712	14.65	1,724,775	0.07%	19.93%
2024	0.00%	24,964	12.22	305,016	0.18%	31.30%
2023	0.00%	6,950	9.31	64,673	0.20%	38.14%
2022	0.00%	159	6.74	1,071	0.00%	-30.11%	*	****
AMVGS4
2025	0.00%	62,068	8.76	543,898	0.28%	14.33%
2024	0.00%	18,908	7.66	144,927	0.73%	2.12%
2023	0.00%	6,973	7.51	52,341	0.02%	15.79%
AMVGV2
2025	0.00%	141,623	10.93	1,547,232	5.16%	7.75%
2024	0.00%	75,474	10.14	765,265	2.34%	0.75%
2023	0.00%	7,496	10.06	75,444	5.45%	0.64%	*	****
AMVI4
2025	0.00%	37,957	11.33	430,237	2.27%	26.41%
2024	0.00%	14,015	8.97	125,674	1.13%	2.93%
2023	0.00%	10,344	8.71	90,113	1.81%	15.56%
2022	0.00%	144	7.54	1,086	0.00%	-21.02%	*	****

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
AMVNW1
2025	0.00%	35,984	14.88	535,627	2.28%	28.60%
2024	0.00%	5,817	11.57	67,323	4.82%	6.86%
AMVNW2
2025	0.00%	364,817	19.52	7,121,870	1.20%	28.30%
2024	0.00%	322,865	15.22	4,912,816	1.46%	6.56%
2023	0.00%	289,193	14.28	4,129,705	1.55%	16.00%
2022	0.00%	253,611	12.31	3,122,188	1.60%	-22.10%
2021	0.00%	127,914	15.80	2,021,382	0.94%	4.92%
AMVNW4
2025	0.00%	106,838	11.83	1,263,542	1.12%	27.93%
2024	0.00%	38,294	9.24	354,023	1.26%	6.33%
2023	0.00%	37,890	8.69	329,433	2.30%	15.67%
2022	0.00%	1,713	7.52	12,876	0.79%	-22.25%	*	****
AMVWM1
2025	0.00%	173,990	15.33	2,667,944	2.09%	17.50%
2024	0.00%	73,493	13.05	959,103	3.88%	19.40%
2023	0.00%	431	10.93	4,706	0.00%	9.30%	*	****
BRVGA1
2025	0.00%	750,021	24.92	18,693,433	3.59%	19.80%
2024	0.00%	752,732	20.81	15,660,795	1.37%	9.23%
2023	0.00%	767,303	19.05	14,614,553	2.29%	12.83%
2022	0.00%	764,997	16.88	12,913,989	0.00%	-15.86%
2021	0.00%	774,880	20.06	15,546,250	0.92%	6.67%
BRVHY3
2025	0.00%	34,223	11.90	407,199	6.47%	9.08%
2024	0.00%	34,770	10.91	379,257	6.60%	7.85%
2023	0.00%	32,065	10.11	324,276	5.73%	12.94%
2022	0.00%	594	8.95	5,319	3.78%	-10.56%	*	****
BRVHYI
2025	0.00%	527,504	15.73	8,299,524	6.59%	9.19%
2024	0.00%	438,309	14.41	6,315,976	6.74%	8.26%
2023	0.00%	351,290	13.31	4,675,629	6.55%	13.21%
2022	0.00%	383,258	11.76	4,505,954	5.15%	-10.35%
2021	0.00%	299,196	13.11	3,923,728	4.35%	5.34%
BRVTR1
2025	0.00%	130,432	11.61	1,514,181	4.04%	8.00%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	35,851	10.75	385,378	3.74%	1.38%
2023	0.00%	2	10.60	23	0.00%	6.02%	*	****
BRVTR3
2025	0.00%	19,701	9.77	192,441	4.03%	7.60%
2024	0.00%	16,430	9.08	149,159	3.94%	1.14%
2023	0.00%	7,218	8.98	64,789	3.09%	5.42%
2022	0.00%	692	8.51	5,892	1.57%	-14.28%	*	****
MLVGA2
2025	0.00%	51,359	33.66	1,728,651	3.34%	19.53%
2024	0.00%	54,689	28.16	1,539,945	1.23%	9.09%
2023	0.00%	56,959	25.81	1,470,279	2.07%	12.60%
2022	0.00%	61,279	22.93	1,404,832	0.00%	-15.99%
2021	0.00%	62,887	27.29	1,716,048	0.77%	6.55%
MLVGA3
2025	0.00%	6,645	12.11	80,465	6.54%	19.51%
2024	0.00%	4,518	10.13	45,773	1.69%	8.93%
2023	0.00%	870	9.30	8,094	0.63%	12.49%
DSIF
2025	0.00%	23,018	81.40	1,873,699	0.89%	17.53%
2024	0.00%	403,793	69.26	27,966,252	1.16%	24.66%
2023	0.00%	435,334	55.56	24,186,162	1.43%	25.93%
2022	0.00%	431,074	44.12	19,018,438	1.34%	-18.32%
2021	0.00%	451,317	54.01	24,376,852	1.14%	28.41%
DVSCS
2025	0.00%	108,785	55.20	6,004,736	1.26%	5.36%
2024	0.00%	109,237	52.39	5,723,156	1.12%	7.96%
2023	0.00%	115,509	48.53	5,605,630	1.06%	15.39%
2022	0.00%	119,301	42.06	5,017,625	0.92%	-16.65%
2021	0.00%	123,569	50.46	6,235,250	0.69%	26.14%
CLSCV1
2025	0.00%	9,864	14.42	142,230	1.03%	14.99%
2024	0.00%	3,968	12.54	49,748	0.14%	8.87%
2023	0.00%	201	11.52	2,316	0.00%	15.17%	*	****
CLVGT2
2025	0.00%	33,705	17.57	592,351	0.00%	34.37%
2024	0.00%	37,808	13.08	494,495	0.00%	26.58%
2023	0.00%	5,072	10.33	52,408	0.00%	44.87%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	41	7.13	292	0.00%	-31.86%	*	****
CLVLD1
2025	0.00%	10,436	11.50	120,062	7.27%	6.35%
2024	0.00%	3,162	10.82	34,206	1.67%	4.75%
CSCRS
2025	0.00%	9,273	12.43	115,307	0.00%	15.36%
2023	0.00%	194	10.28	1,992	0.00%	-9.11%
DFVEA
2025	0.00%	280,821	14.32	4,021,674	2.85%	19.94%
2024	0.00%	166,187	11.94	1,984,245	2.77%	15.10%
2023	0.00%	73,977	10.37	767,406	3.05%	20.14%
2022	0.00%	15,408	8.63	133,036	1.92%	-13.68%	*	****
DFVGB
2025	0.00%	2,519,167	12.81	32,267,400	4.46%	4.35%
2024	0.00%	2,187,100	12.27	26,845,916	5.09%	5.38%
2023	0.00%	2,036,887	11.65	23,724,635	4.01%	5.05%
2022	0.00%	1,904,466	11.09	21,115,329	1.60%	-6.33%
2021	0.00%	1,868,950	11.84	22,122,759	0.78%	-1.04%
DFVGMI
2025	0.00%	865,524	20.01	17,321,520	2.79%	14.68%
2024	0.00%	713,342	17.45	12,448,156	3.29%	11.99%
2023	0.00%	422,036	15.58	6,576,215	2.98%	14.72%
2022	0.00%	324,979	13.58	4,413,949	1.79%	-10.96%
2021	0.00%	363,149	15.25	5,539,353	1.60%	14.20%
DFVIPS
2025	0.00%	540,273	12.98	7,014,561	4.07%	7.55%
2024	0.00%	515,888	12.07	6,227,610	2.90%	1.88%
2023	0.00%	497,770	11.85	5,897,771	4.11%	4.02%
2022	0.00%	444,633	11.39	5,064,622	9.47%	-12.45%
2021	0.00%	338,091	13.01	4,398,715	5.28%	5.58%
DFVIS
2025	0.00%	1,511,049	30.62	46,262,350	3.41%	36.99%
2024	0.00%	1,615,684	22.35	36,109,925	3.55%	3.82%
2023	0.00%	1,573,628	21.53	33,876,796	3.28%	14.11%
2022	0.00%	1,528,029	18.87	28,827,358	2.78%	-17.64%
2021	0.00%	1,284,823	22.91	29,431,864	2.65%	14.56%
DFVIV

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	2,183,352	30.87	67,404,071	4.53%	45.64%
2024	0.00%	2,188,868	21.20	46,398,823	4.17%	6.62%
2023	0.00%	2,044,773	19.88	40,652,269	5.00%	17.86%
2022	0.00%	1,959,189	16.87	33,048,578	4.20%	-3.46%
2021	0.00%	1,807,763	17.47	31,586,157	4.23%	18.11%
DFVSTF
2025	0.00%	2,255,399	12.29	27,713,322	4.32%	4.33%
2024	0.00%	2,092,379	11.78	24,642,573	5.11%	5.48%
2023	0.00%	1,920,204	11.16	21,439,067	3.86%	4.98%
2022	0.00%	1,812,290	10.64	19,274,085	1.26%	-1.16%
2021	0.00%	1,916,380	10.76	20,619,547	0.01%	-0.19%
DFVULV
2025	0.00%	1,546,048	43.94	67,930,423	2.00%	15.83%
2024	0.00%	1,460,603	37.93	55,406,950	2.10%	13.38%
2023	0.00%	1,474,775	33.46	49,340,795	2.37%	10.92%
2022	0.00%	1,364,540	30.16	41,157,601	2.31%	-4.88%
2021	0.00%	1,315,343	31.71	41,708,326	1.81%	27.04%
DFVUTV
2025	0.00%	1,125,155	43.82	49,308,328	1.92%	8.95%
2024	0.00%	1,051,996	40.23	42,316,956	1.44%	8.14%
2023	0.00%	1,079,629	37.20	40,160,240	1.68%	20.03%
2022	0.00%	986,579	30.99	30,574,058	1.35%	-4.21%
2021	0.00%	954,848	32.35	30,892,360	1.49%	39.68%
DSGIBA
2025	0.00%	752,580	19.95	15,015,576	4.29%	15.80%
2024	0.00%	649,972	17.23	11,199,080	3.36%	9.10%
2023	0.00%	570,591	15.79	9,011,191	3.02%	14.89%
2022	0.00%	452,861	13.75	6,224,838	2.69%	-14.98%
2021	0.00%	313,589	16.17	5,070,036	2.08%	10.95%
DSVCGA
2025	0.00%	18,517	34.15	632,311	0.06%	12.53%
2024	0.00%	313,869	30.35	9,524,904	0.18%	26.62%
2023	0.00%	246,208	23.97	5,900,961	0.07%	38.57%
2022	0.00%	197,542	17.30	3,416,617	0.08%	-30.74%
2021	0.00%	129,908	24.97	3,243,957	0.18%	22.78%
FQB
2025	0.00%	31,340	21.20	664,486	3.27%	7.08%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	30,630	19.80	606,485	2.96%	3.89%
2023	0.00%	30,969	19.06	590,261	2.74%	6.14%
2022	0.00%	32,738	17.96	587,892	2.54%	-9.28%
2021	0.00%	28,072	19.79	555,645	2.43%	-1.40%
FVU2
2025	0.00%	2,060	11.61	23,915	0.00%	7.03%
FB2
2025	0.00%	32,008	13.14	420,623	1.66%	14.96%
2024	0.00%	17,164	11.43	196,208	1.67%	15.63%
2023	0.00%	9,624	9.89	95,144	1.24%	21.23%
FC2
2025	0.00%	20,717	15.90	329,436	0.00%	21.19%
2024	0.00%	13,725	13.12	180,088	0.03%	33.45%
2023	0.00%	7,960	9.83	78,265	0.38%	33.12%
2022	0.00%	1,253	7.39	9,255	0.29%	-26.49%	*	****
FCP
2025	0.00%	92,802	17.68	1,640,970	0.20%	21.48%
2024	0.00%	31,103	14.56	452,724	0.39%	33.79%
FCS
2025	0.00%	1,786,912	29.48	52,678,920	0.06%	21.38%
2024	0.00%	1,461,029	24.29	35,486,078	0.10%	33.63%
2023	0.00%	1,072,318	18.18	19,489,895	0.45%	33.34%
2022	0.00%	867,405	13.63	11,823,657	0.46%	-26.38%
2021	0.00%	667,616	18.52	12,361,622	0.04%	27.71%
FDSCS2
2025	0.00%	47,811	12.60	602,219	0.77%	17.09%
2024	0.00%	36,833	10.76	396,234	2.25%	16.57%
2023	0.00%	220	9.23	2,035	0.59%	20.67%
FEIS
2025	0.00%	308,440	52.37	16,152,588	1.77%	18.92%
2024	0.00%	311,853	44.04	13,733,205	1.72%	15.24%
2023	0.00%	320,173	38.21	12,234,476	1.87%	10.53%
2022	0.00%	328,390	34.57	11,352,587	1.83%	-5.09%
2021	0.00%	328,816	36.42	11,976,681	1.86%	24.83%
FEMS
2025	0.00%	902,950	18.70	16,884,791	1.97%	41.04%
2024	0.00%	852,263	13.26	11,299,469	1.41%	9.87%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	726,709	12.07	8,769,077	2.27%	9.61%
2022	0.00%	607,379	11.01	6,686,608	1.81%	-20.26%
2021	0.00%	471,434	13.81	6,508,570	2.41%	-2.28%
FF10S
2025	0.00%	52,521	30.67	1,611,001	3.15%	10.44%
2024	0.00%	55,836	27.77	1,550,732	3.47%	5.26%
2023	0.00%	58,858	26.38	1,552,945	3.76%	9.28%
2022	0.00%	61,028	24.15	1,473,539	2.08%	-13.57%
2021	0.00%	64,020	27.94	1,788,407	0.95%	5.79%
FF20S
2025	0.00%	93,667	37.11	3,476,027	2.54%	13.18%
2024	0.00%	108,147	32.79	3,545,997	2.79%	7.55%
2023	0.00%	116,912	30.49	3,564,262	3.13%	12.34%
2022	0.00%	121,493	27.14	3,297,109	2.02%	-15.83%
2021	0.00%	123,004	32.24	3,965,895	1.07%	9.47%
FF30S
2025	0.00%	293,795	44.51	13,077,340	2.34%	15.33%
2024	0.00%	296,875	38.60	11,458,194	2.20%	9.34%
2023	0.00%	299,448	35.30	10,569,963	2.38%	14.56%
2022	0.00%	308,760	30.81	9,513,825	1.85%	-16.94%
2021	0.00%	314,208	37.10	11,656,900	1.02%	12.24%
FG2
2025	0.00%	111,459	14.95	1,666,363	0.05%	14.61%
2024	0.00%	93,062	13.04	1,213,965	0.00%	30.07%
2023	0.00%	36,554	10.03	366,586	0.00%	35.89%
2022	0.00%	7	7.38	52	0.63%	-24.64%	*	****
FGO2
2025	0.00%	5,309	14.03	74,488	0.00%	21.63%
2024	0.00%	5,795	11.54	66,847	0.00%	38.56%
FGP
2025	0.00%	100,060	16.68	1,669,167	0.45%	14.90%
2024	0.00%	27,825	14.52	403,982	0.00%	30.39%
2023	0.00%	874	11.13	9,734	0.01%	11.35%	*	****
FGS
2025	0.00%	1,195,058	112.48	134,416,399	0.22%	14.78%
2024	0.00%	1,119,756	97.99	109,730,277	0.00%	30.27%
2023	0.00%	1,001,594	75.23	75,347,140	0.04%	36.09%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	887,957	55.28	49,082,343	0.52%	-24.52%
2021	0.00%	876,545	73.24	64,193,855	0.00%	23.08%
FIGBP
2025	0.00%	63,959	11.58	740,686	4.93%	7.22%
2024	0.00%	19,354	10.80	209,032	5.37%	1.79%
FIGBP2
2025	0.00%	24,929	9.93	247,507	4.05%	6.93%
2024	0.00%	13,335	9.29	123,817	3.80%	1.50%
2023	0.00%	7,648	9.15	69,965	3.20%	6.00%
2022	0.00%	3,924	8.63	33,864	2.23%	-13.21%	*	****
FIGBS
2025	0.00%	488,063	20.15	9,836,024	3.72%	7.14%
2024	0.00%	457,194	18.81	8,599,726	3.52%	1.62%
2023	0.00%	417,212	18.51	7,722,259	2.85%	6.12%
2022	0.00%	368,895	17.44	6,434,165	2.22%	-13.03%
2021	0.00%	390,307	20.05	7,827,146	1.98%	-0.72%
FMC2
2025	0.00%	35,942	12.53	450,531	0.26%	11.49%
2024	0.00%	34,003	11.24	382,305	0.97%	17.18%
2023	0.00%	1,846	9.60	17,709	0.56%	14.80%
2022	0.00%	454	8.36	3,795	0.53%	-14.97%	*	****
FMCS
2025	0.00%	193,155	67.49	13,036,799	0.37%	11.66%
2024	0.00%	200,425	60.44	12,114,642	0.47%	17.35%
2023	0.00%	207,578	51.51	10,691,585	0.52%	15.00%
2022	0.00%	214,913	44.79	9,625,296	0.40%	-14.85%
2021	0.00%	244,040	52.60	12,836,592	0.52%	25.51%
FNRS2
2025	0.00%	466,754	32.90	15,357,578	1.96%	10.34%
2024	0.00%	401,908	29.82	11,984,646	2.12%	4.02%
2023	0.00%	407,668	28.67	11,686,543	2.40%	0.70%
2022	0.00%	432,290	28.47	12,306,164	2.22%	62.87%
2021	0.00%	469,829	17.48	8,212,104	2.29%	54.83%
FOS
2025	0.00%	633,376	20.08	12,718,191	1.61%	20.28%
2024	0.00%	597,572	16.69	9,976,285	1.69%	4.95%
2023	0.00%	537,619	15.91	8,551,696	1.05%	20.41%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	446,760	13.21	5,901,956	1.09%	-24.58%
2021	0.00%	350,086	17.52	6,132,392	0.42%	19.57%
FRESS
2025	0.00%	450,775	13.57	6,118,740	2.14%	3.04%
2024	0.00%	417,209	13.17	5,496,292	4.10%	6.38%
2023	0.00%	423,044	12.38	5,239,151	2.50%	11.09%
2022	0.00%	375,811	11.15	4,189,647	1.39%	-27.62%
2021	0.00%	323,139	15.40	4,976,830	1.12%	38.86%
FVFRHI
2025	0.00%	1,422	12.32	17,527	8.12%	5.33%
2023	0.00%	56	10.78	600	27.22%	7.82%	*	****
FVICA2
2025	0.00%	29,944	11.73	351,240	0.84%	18.36%
2024	0.00%	16,348	9.91	162,009	1.05%	7.92%
2023	0.00%	1,736	9.18	15,939	0.17%	27.18%
FVSIS2
2025	0.00%	5	11.07	51	2.37%	8.58%
FVSS
2025	0.00%	260	55.49	14,402	0.98%	7.91%
2024	0.00%	259	51.43	13,319	0.94%	9.27%
2023	0.00%	259	47.06	12,173	1.11%	20.77%
2022	0.00%	272	38.97	10,599	1.02%	-7.19%
2021	0.00%	303	41.99	12,723	1.47%	33.48%
FVSS2
2025	0.00%	225,735	13.75	3,103,215	1.16%	7.70%
2024	0.00%	103,885	12.76	1,326,006	0.90%	9.16%
2023	0.00%	73,314	11.69	857,257	1.21%	20.61%
2022	0.00%	21,077	9.70	204,343	1.40%	-3.05%	*	****
FEOVF
2025	0.00%	8,968	14.60	130,919	1.72%	37.47%
2024	0.00%	6,253	10.62	66,408	2.42%	6.10%
2023	0.00%	2,617	10.01	26,191	0.00%	10.08%
2022	0.00%	114	9.09	1,037	0.00%	-8.17%	*	****
FTVDM2
2025	0.00%	7,072	20.38	144,146	0.60%	46.27%
2024	0.00%	26,363	13.94	367,383	3.83%	7.67%
2023	0.00%	25,747	12.94	333,250	2.15%	12.62%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	26,712	11.49	306,994	2.61%	-21.98%
2021	0.00%	26,242	14.73	386,574	0.87%	-5.74%
FTVFA1
2025	0.00%	24,121	26.87	648,253	2.15%	12.98%
2024	0.00%	24,913	23.79	592,628	2.29%	9.33%
2023	0.00%	25,564	21.76	556,181	1.70%	14.77%
2022	0.00%	23,328	18.96	442,242	2.00%	-15.68%
2021	0.00%	24,697	22.48	555,243	1.90%	11.81%
FTVFA2
2025	0.00%	55,970	26.26	1,469,912	1.93%	12.60%
2024	0.00%	57,175	23.32	1,333,559	1.90%	9.15%
2023	0.00%	67,575	21.37	1,444,001	1.44%	14.61%
2022	0.00%	68,225	18.64	1,272,019	1.63%	-16.00%
2021	0.00%	68,897	22.20	1,529,220	1.72%	11.68%
FTVGB1
2025	0.00%	386,299	10.89	4,207,548	0.00%	16.09%
2024	0.00%	389,093	9.38	3,650,721	0.00%	-11.13%
2023	0.00%	387,008	10.56	4,085,807	0.00%	3.19%
2022	0.00%	403,802	10.23	4,131,161	0.00%	-4.85%
2021	0.00%	428,387	10.75	4,605,982	0.00%	-4.62%
FTVGI2
2025	0.00%	99,291	9.51	943,788	0.00%	15.73%
2024	0.00%	88,970	8.21	730,748	0.00%	-11.37%
2023	0.00%	82,608	9.27	765,540	0.00%	2.88%
2022	0.00%	88,564	9.01	797,725	0.00%	-4.95%
2021	0.00%	92,717	9.48	878,628	0.00%	-4.99%
FTVIS1
2025	0.00%	210,878	24.72	5,212,509	5.02%	12.87%
2024	0.00%	212,972	21.90	4,663,831	5.09%	7.46%
2023	0.00%	219,388	20.38	4,470,856	5.12%	8.87%
2022	0.00%	227,697	18.72	4,262,068	5.09%	-5.24%
2021	0.00%	229,740	19.75	4,537,939	4.58%	17.00%
FTVIS2
2025	0.00%	14,886	32.33	481,288	5.04%	12.56%
2024	0.00%	16,367	28.72	470,144	5.18%	7.20%
2023	0.00%	17,010	26.79	455,779	4.57%	8.62%
2022	0.00%	24,446	24.67	603,019	4.89%	-5.47%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	26,436	26.10	689,869	4.65%	16.75%
FTVMD1
2025	0.00%	443,685	12.74	5,651,873	2.94%	23.62%
2024	0.00%	89,982	10.30	927,246	2.12%	3.05%	*	****
FTVSC1
2025	0.00%	11,390	11.38	129,601	0.00%	2.70%
2024	0.00%	3,188	11.08	35,321	0.00%	10.79%	*	****
FTVSVI
2025	0.00%	63,333	54.73	3,466,102	1.26%	7.90%
2024	0.00%	63,587	50.72	3,225,065	1.10%	12.01%
2023	0.00%	67,628	45.28	3,062,216	0.74%	13.02%
2022	0.00%	72,766	40.06	2,915,257	1.22%	-9.82%
2021	0.00%	76,985	44.42	3,419,989	1.12%	25.67%
FTVUG1
2025	0.00%	66,077	11.13	735,716	3.79%	7.01%
2024	0.00%	26,034	10.41	270,887	0.00%	4.05%	*	****
TIF2
2025	0.00%	46,548	14.28	664,740	2.52%	29.19%
2024	0.00%	48,452	11.05	535,572	2.38%	-1.00%
2023	0.00%	51,630	11.17	576,451	3.46%	20.76%
2022	0.00%	46,421	9.25	429,205	3.02%	-7.61%
2021	0.00%	51,135	10.01	511,707	1.89%	4.16%
GVGMNS
2025	0.00%	6,715	20.11	135,029	3.86%	9.89%
2024	0.00%	6,992	18.30	127,943	3.18%	11.76%
2023	0.00%	6,926	16.37	113,396	1.71%	15.57%
2022	0.00%	7,798	14.17	110,474	0.00%	-19.16%
2021	0.00%	6,788	17.53	118,961	0.00%	16.17%
GVFRB
2025	0.00%	6,136	12.22	74,951	10.28%	3.57%
2024	0.00%	6,832	11.79	80,583	7.17%	6.83%
2023	0.00%	2,209	11.04	24,391	2.84%	11.12%
GVTRBE
2025	0.00%	9,396	9.87	92,779	5.09%	7.48%
2024	0.00%	1,436	9.19	13,194	0.00%	3.09%
RBF
2025	0.00%	30,619	11.24	344,303	0.00%	30.12%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	6,140	8.64	53,059	0.00%	-1.40%
2023	0.00%	4,286	8.76	37,569	0.00%	5.53%
RBKF
2024	0.00%	4,375	10.05	43,978	0.00%	23.11%
RELF
2025	0.00%	12,907	17.43	224,904	0.00%	41.49%
2024	0.00%	5,573	12.32	68,640	0.00%	16.13%
2023	0.00%	109	10.60	1,158	0.00%	54.75%
RESF
2025	0.00%	222	11.95	2,651	0.07%	1.75%
2024	0.00%	159	11.74	1,866	0.00%	-7.90%
2023	0.00%	121	12.75	1,547	0.00%	4.44%
RHCF
2025	0.00%	606	10.79	6,542	0.00%	14.07%
2024	0.00%	608	9.46	5,750	0.00%	0.14%
2023	0.00%	40	9.44	378	0.00%	5.03%
RHYS
2023	0.00%	204	9.92	2,023	0.00%	12.69%
RINF
2025	0.00%	2,077	10.61	22,032	0.00%	18.50%
2024	0.00%	847	8.95	7,583	0.00%	23.40%
2022	0.00%	2,353	4.92	11,581	0.00%	-44.84%	*	****
ROF
2025	0.00%	19,050	14.82	282,323	0.03%	19.04%
2024	0.00%	4,797	12.45	59,720	0.30%	23.91%
2023	0.00%	821	10.05	8,248	0.00%	53.22%
RPMF
2025	0.00%	6,213	24.32	151,131	2.61%	147.37%
2024	0.00%	842	9.83	8,284	0.31%	8.12%
2023	0.00%	121	9.10	1,105	0.09%	3.83%
RREF
2025	0.00%	127	8.97	1,142	1.51%	2.88%
2024	0.00%	391	8.72	3,407	0.00%	5.03%
RTEC
2025	0.00%	78,146	14.46	1,130,267	0.00%	25.70%
2024	0.00%	4,449	11.51	51,194	0.00%	23.97%
2023	0.00%	338	9.28	3,136	0.00%	49.01%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	12	6.23	75	0.00%	-36.25%	*	****
RTEL
2024	0.00%	4,916	9.11	44,787	0.08%	15.73%
2023	0.00%	47	7.87	368	0.00%	6.30%
RTRF
2025	0.00%	89	8.71	779	0.00%	11.77%
2024	0.00%	67	7.79	525	0.22%	1.56%
2023	0.00%	35	7.67	269	0.00%	24.49%
RUTL
2025	0.00%	591	13.98	8,264	0.92%	17.07%
2024	0.00%	4,327	11.94	51,673	0.31%	19.86%
2021	0.00%	-	-	-	0.00%	0.00%
RVARS
2025	0.00%	83,981	12.51	1,050,639	2.18%	1.25%
2024	0.00%	81,287	12.36	1,004,423	5.09%	-3.66%
2023	0.00%	89,916	12.83	1,153,252	2.83%	4.37%
2022	0.00%	93,779	12.29	1,152,453	1.18%	-3.40%
2021	0.00%	86,802	12.72	1,104,243	0.00%	8.10%
RVLCG
2025	0.00%	1,596	10.50	16,754	0.00%	11.75%
2024	0.00%	1,143	9.39	10,738	0.09%	26.67%
2023	0.00%	541	7.42	4,016	0.00%	6.47%
RVLCV
2025	0.00%	1,243	13.28	16,499	1.31%	16.02%
2024	0.00%	837	11.44	9,574	1.34%	10.84%
2023	0.00%	386	10.32	3,988	0.00%	6.29%
RVMCV
2025	0.00%	405	13.17	5,335	0.12%	6.12%
2024	0.00%	352	12.41	4,374	0.01%	4.42%
2023	0.00%	7	11.89	83	0.00%	27.83%
RVMFU
2025	0.00%	2,834	11.80	33,443	0.83%	3.65%
2024	0.00%	5,040	11.38	57,374	3.34%	0.37%
2023	0.00%	43	11.34	490	0.00%	3.80%
RVSCG
2025	0.00%	2,743	9.09	24,934	0.00%	8.59%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	1,965	8.37	16,450	0.00%	8.19%
RVSCV
2025	0.00%	696	11.35	7,902	0.00%	6.77%
2024	0.00%	610	10.63	6,481	0.00%	3.74%
ACEG
2024	0.00%	3,399	55.72	189,361	0.00%	34.89%
2023	0.00%	3,374	41.31	139,357	0.00%	40.93%
2022	0.00%	3,412	29.31	100,007	0.00%	-31.11%
2021	0.00%	3,417	42.55	145,388	0.00%	11.93%
AVMCCI
2025	0.00%	11,945	31.76	379,396	0.28%	9.19%
2024	0.00%	13,343	29.09	388,121	0.33%	17.07%
2023	0.00%	13,930	24.85	346,120	0.30%	14.47%
2022	0.00%	13,437	21.71	291,670	0.33%	-14.26%
2021	0.00%	16,067	25.32	406,762	0.51%	23.24%
IVBRA1
2025	0.00%	125,384	16.37	2,052,558	8.23%	9.01%
2024	0.00%	1,007,440	15.02	15,128,607	6.45%	3.88%
2023	0.00%	924,895	14.46	13,370,437	0.00%	6.63%
2022	0.00%	842,308	13.56	11,419,026	7.83%	-14.35%
2021	0.00%	714,548	15.83	11,310,265	3.33%	9.54%
IVCPBI
2025	0.00%	9,108	9.95	90,630	3.31%	7.09%
2024	0.00%	10,772	9.29	100,095	4.24%	3.06%
2023	0.00%	5,805	9.02	52,341	2.64%	6.14%
IVDDI
2024	0.00%	8,140	12.22	99,512	2.08%	13.22%
2023	0.00%	7,296	10.80	78,773	2.58%	9.04%
2022	0.00%	1,973	9.90	19,536	1.90%	-1.68%	*	****
IVRE
2025	0.00%	257	8.95	2,304	2.39%	7.85%
2024	0.00%	170	8.30	1,412	2.58%	-1.80%
OVAG
2025	0.00%	39,193	17.95	703,606	0.00%	4.79%
2024	0.00%	39,202	17.13	671,609	0.00%	24.23%
2023	0.00%	40,578	13.79	559,588	0.00%	13.15%
2022	0.00%	43,041	12.19	524,565	0.00%	-30.98%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	41,386	17.66	730,812	0.00%	19.10%
OVGS
2025	0.00%	38,824	44.43	1,724,818	0.00%	15.32%
2024	0.00%	243,290	38.52	9,372,531	0.00%	16.07%
2023	0.00%	229,635	33.19	7,621,885	0.24%	34.73%
2022	0.00%	217,681	24.63	5,362,486	0.00%	-31.76%
2021	0.00%	194,708	36.10	7,029,432	0.00%	15.49%
OVIG
2025	0.00%	728,204	16.30	11,866,122	0.36%	16.32%
2024	0.00%	702,373	14.01	9,839,364	0.67%	-1.67%
2023	0.00%	661,870	14.25	9,429,509	0.62%	21.06%
2022	0.00%	580,742	11.77	6,834,285	0.00%	-27.13%
2021	0.00%	471,376	16.15	7,612,456	0.00%	10.22%
OVSB
2025	0.00%	33,720	13.75	463,727	5.84%	12.98%
2024	0.00%	34,097	12.17	415,024	3.09%	3.16%
2023	0.00%	34,744	11.80	409,951	0.00%	8.88%
2022	0.00%	34,442	10.84	373,229	0.00%	-11.46%
2021	0.00%	33,822	12.24	413,952	3.98%	-3.41%
OVSC
2025	0.00%	155,879	64.10	9,992,089	0.47%	8.70%
2024	0.00%	138,484	58.97	8,166,600	0.00%	12.68%
2023	0.00%	112,468	52.33	5,885,792	1.22%	18.13%
2022	0.00%	97,187	44.30	4,305,563	0.56%	-15.83%
2021	0.00%	78,232	52.64	4,117,832	0.38%	22.55%
JABIN
2025	0.00%	8,399	12.94	108,707	2.10%	15.11%
2024	0.00%	974	11.24	10,957	2.23%	15.43%
2023	0.00%	769	9.74	7,494	2.50%	15.41%
2022	0.00%	258	8.44	2,178	0.00%	-16.40%	*	****
JACAS
2025	0.00%	3,174	100.70	319,602	0.29%	17.86%
2024	0.00%	73,194	85.44	6,253,394	0.01%	28.14%
2023	0.00%	78,650	66.68	5,244,018	0.13%	39.65%
2022	0.00%	79,669	47.74	3,803,695	0.05%	-33.73%
2021	0.00%	87,902	72.04	6,332,634	0.00%	22.60%
JAEI

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	478,166	27.04	12,929,984	0.32%	7.67%
2024	0.00%	429,704	25.11	10,791,658	0.75%	15.61%
2023	0.00%	357,626	21.72	7,769,022	0.18%	18.07%
2022	0.00%	305,321	18.40	5,617,586	0.20%	-15.94%
2021	0.00%	291,545	21.89	6,381,321	0.32%	16.83%
JAFBS
2025	0.00%	5,833	9.83	57,329	4.58%	7.22%
2024	0.00%	5,110	9.17	46,842	4.39%	1.63%
2023	0.00%	4,081	9.02	36,810	4.83%	5.29%
JAGSEI
2025	0.00%	25,871	14.61	377,942	0.39%	17.46%
2024	0.00%	16,454	12.44	204,651	0.24%	11.06%
2023	0.00%	9,306	11.20	104,214	0.79%	11.99%	*	****
JAGTIS
2025	0.00%	33,666	12.30	414,089	0.00%	31.57%
JAGTS
2025	0.00%	973,862	106.29	103,509,649	0.00%	24.84%
2024	0.00%	914,474	85.14	77,856,874	0.00%	31.76%
2023	0.00%	873,878	64.62	56,468,476	0.00%	54.27%
2022	0.00%	757,696	41.89	31,736,245	0.00%	-37.12%
2021	0.00%	616,779	66.61	41,086,560	0.11%	17.75%
JAIG
2025	0.00%	13,231	14.60	193,187	1.53%	28.87%
2024	0.00%	2,178	11.33	24,679	1.78%	5.84%
JAIGS
2025	0.00%	27,106	21.65	586,831	1.19%	28.58%
2024	0.00%	250,363	16.84	4,215,543	1.43%	5.58%
2023	0.00%	189,930	15.95	3,029,053	1.42%	10.58%
2022	0.00%	189,061	14.42	2,726,602	1.70%	-8.84%
2021	0.00%	192,456	15.82	3,044,569	1.00%	13.29%
JAMGS
2025	0.00%	1,135,336	24.95	28,330,284	0.17%	7.41%
2024	0.00%	883,628	23.23	20,527,362	0.63%	15.32%
2023	0.00%	648,449	20.14	13,062,558	0.11%	17.78%
2022	0.00%	464,632	17.10	7,947,076	0.08%	-16.15%
2021	0.00%	317,751	20.40	6,481,562	0.23%	16.54%
JAWGS

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	37,480	13.59	509,207	0.63%	20.60%
2024	0.00%	7,153	11.27	80,586	0.14%	12.65%	*	****
JMCVIN
2025	0.00%	1,775	12.80	22,723	1.70%	6.50%
2024	0.00%	1,576	12.02	18,945	0.97%	13.11%
2023	0.00%	1,105	10.63	11,741	1.31%	11.40%
2022	0.00%	393	9.54	3,750	1.40%	-5.56%	*	****
LPVCII
2025	0.00%	516,331	12.77	6,594,382	3.09%	12.62%
2024	0.00%	116,770	11.34	1,324,245	2.29%	13.41%	*	****
LVCLGI
2025	0.00%	486,909	13.37	6,512,233	0.00%	8.62%
2024	0.00%	123,760	12.31	1,523,916	0.00%	27.89%
2023	0.00%	673	9.63	6,483	0.00%	44.02%
2022	0.00%	213	6.69	1,424	0.00%	-32.24%	*	****
SBVSG
2025	0.00%	8,880	13.27	117,868	0.00%	9.23%
2024	0.00%	1,345	12.15	16,346	0.00%	4.50%
SBVSG2
2025	0.00%	101,011	8.12	820,478	0.00%	8.97%
2024	0.00%	39,114	7.45	291,556	0.00%	4.23%
2023	0.00%	16,451	7.15	117,645	0.00%	8.12%
2022	0.00%	30	6.61	198	0.00%	-29.01%	*	****
LACIP2
2025	0.00%	45,933	11.02	506,302	0.36%	6.60%
2024	0.00%	1,130,136	10.34	11,685,476	3.51%	3.40%	*	****
LACIPS
2025	0.00%	30,613	10.98	336,248	5.26%	6.33%
2024	0.00%	47,257	10.33	488,149	3.55%	3.30%	*	****
LACMV2
2025	0.00%	94,960	11.64	1,105,711	0.54%	8.99%
2024	0.00%	386,821	10.68	4,132,430	2.09%	6.83%	*	****
LOVBD
2025	0.00%	4,174	10.60	44,250	8.91%	8.33%
2024	0.00%	1,216	9.79	11,902	8.05%	6.72%
2023	0.00%	59	9.17	539	24.30%	6.55%
2022	0.00%	1	8.61	9	4.65%	-12.80%	*	****

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
LOVTRC
2025	0.00%	2,747,314	12.08	33,197,837	5.54%	7.19%
2024	0.00%	1,964,085	11.27	22,142,468	5.73%	2.66%
2023	0.00%	1,299,977	10.98	14,276,106	5.55%	6.34%
2022	0.00%	801,901	10.33	8,281,623	4.19%	-14.05%
2021	0.00%	507,902	12.02	6,102,634	2.26%	-0.24%
MFBIE
2025	0.00%	252,746	17.42	4,403,749	3.31%	32.44%
2024	0.00%	216,075	13.16	2,842,695	3.11%	3.96%
2023	0.00%	195,479	12.66	2,473,867	2.99%	16.00%
2022	0.00%	207,736	10.91	2,266,272	2.77%	-14.16%
2021	0.00%	203,014	12.71	2,580,028	2.41%	11.05%
MFBOV
2025	0.00%	171,032	35.67	6,101,428	1.78%	17.31%
2024	0.00%	183,900	30.41	5,592,468	2.01%	18.63%
2023	0.00%	174,047	25.64	4,461,725	2.42%	7.60%
2022	0.00%	142,133	23.82	3,386,095	2.20%	-1.45%
2021	0.00%	122,589	24.17	2,963,468	1.43%	30.01%
MFFCA
2025	0.00%	132,216	50.04	6,616,092	1.04%	18.06%
2024	0.00%	129,169	42.39	5,474,929	2.02%	9.94%
2023	0.00%	129,230	38.55	4,982,113	0.45%	23.56%
2022	0.00%	128,563	31.20	4,011,381	0.00%	-18.14%
2021	0.00%	119,412	38.12	4,551,442	0.00%	17.74%
MFTCG
2025	0.00%	139,431	71.96	10,033,696	0.00%	19.61%
2024	0.00%	127,574	60.16	7,675,130	0.00%	25.50%
2023	0.00%	149,957	47.94	7,188,719	0.00%	32.04%
2022	0.00%	129,303	36.31	4,694,574	0.00%	-25.41%
2021	0.00%	116,876	48.68	5,688,940	0.00%	21.49%
MMCGSC
2025	0.00%	77,175	13.43	1,036,566	0.00%	3.40%
2024	0.00%	47,638	12.99	618,802	0.00%	14.44%
2023	0.00%	3,006	11.35	34,114	0.00%	13.50%	*	****
MNDIC
2025	0.00%	123,936	36.93	4,576,831	0.00%	12.96%
2024	0.00%	130,521	32.69	4,266,957	0.00%	6.72%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	165,028	30.63	5,055,181	0.00%	14.41%
2022	0.00%	172,756	26.77	4,625,301	0.00%	-29.76%
2021	0.00%	173,596	38.12	6,616,809	0.00%	1.80%
MNDSC
2025	0.00%	13,370	8.45	112,968	0.00%	12.56%
2024	0.00%	11,361	7.51	85,286	0.00%	6.44%
2023	0.00%	1,164	7.05	8,210	0.00%	14.25%
MV2IGI
2024	0.00%	621	34.05	21,143	0.35%	16.27%
2023	0.00%	644	29.29	18,874	0.30%	24.01%
2022	0.00%	672	23.62	15,870	0.10%	-19.26%
2021	0.00%	698	29.25	20,416	0.25%	25.97%
MV2RIS
2025	0.00%	35,595	13.55	482,282	1.58%	21.75%
2024	0.00%	12,064	11.13	134,249	1.72%	2.78%
2023	0.00%	3	10.83	35	0.00%	8.27%	*	****
MV3LMI
2025	0.00%	20,617	11.41	235,173	4.14%	5.83%
2024	0.00%	13,503	10.78	145,541	3.13%	5.30%
MV3LMS
2025	0.00%	10,698	11.49	122,915	5.29%	5.49%
2024	0.00%	4,843	10.89	52,744	0.73%	5.02%
2023	0.00%	551	10.37	5,718	0.07%	3.71%	*	****
MV3MVI
2025	0.00%	852,720	22.37	19,071,760	1.13%	5.98%
2024	0.00%	462,257	21.10	9,755,572	1.29%	13.75%
2023	0.00%	210,769	18.55	3,910,521	1.88%	12.73%
2022	0.00%	114,117	16.46	1,878,254	1.13%	-8.79%
2021	0.00%	51,244	18.04	924,660	0.96%	30.99%
MVFIC
2025	0.00%	82,529	58.14	4,798,531	1.86%	13.01%
2024	0.00%	590,663	51.45	30,388,847	1.68%	11.61%
2023	0.00%	526,766	46.10	24,281,720	1.68%	7.93%
2022	0.00%	474,335	42.71	20,258,059	1.39%	-5.91%
2021	0.00%	467,562	45.39	21,222,553	1.34%	25.45%
MVIGIC
2025	0.00%	1,027,517	17.87	18,363,965	0.98%	21.12%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	762,121	14.76	11,246,088	1.04%	9.00%
2023	0.00%	479,950	13.54	6,497,391	1.15%	14.72%
2022	0.00%	306,145	11.80	3,612,743	0.62%	-14.95%
2021	0.00%	239,511	13.88	3,323,400	0.63%	9.27%
MVIVIC
2025	0.00%	412,272	38.13	15,719,244	1.55%	33.26%
2024	0.00%	441,066	28.61	12,620,023	1.35%	7.25%
2023	0.00%	450,674	26.68	12,023,611	0.71%	17.66%
2022	0.00%	472,370	22.68	10,711,302	0.78%	-23.56%
2021	0.00%	488,771	29.66	14,498,796	0.34%	10.55%
MVIVSC
2025	0.00%	1,244	42.71	53,116	1.33%	32.96%
2024	0.00%	1,671	32.12	53,685	1.15%	6.97%
2023	0.00%	1,729	30.03	51,915	0.48%	17.37%
2022	0.00%	2,072	25.58	53,011	0.50%	-23.75%
2021	0.00%	2,191	33.55	73,518	0.14%	10.28%
MVUIC
2025	0.00%	131,209	19.78	2,595,865	2.47%	15.01%
2024	0.00%	161,750	17.20	2,782,464	1.34%	11.66%
2023	0.00%	86,624	15.41	1,334,520	3.70%	-2.11%
2022	0.00%	52,266	15.74	822,544	2.44%	0.76%
2021	0.00%	31,998	15.62	499,799	1.72%	14.09%
MVUSC
2025	0.00%	1,356	13.14	17,810	3.20%	14.76%
MGRFV
2025	0.00%	16,767	11.84	198,514	11.57%	8.63%
2023	0.00%	33	10.54	351	4.82%	4.34%
DTRTFB
2025	0.00%	149,081	11.38	1,696,846	4.32%	7.31%
2024	0.00%	142,991	10.61	1,516,679	9.99%	3.18%
2023	0.00%	108,382	10.28	1,114,145	3.70%	5.66%
2022	0.00%	75,046	9.73	730,111	3.08%	-13.21%
2021	0.00%	64,707	11.21	725,363	1.80%	-0.45%
DTRTFY
2025	0.00%	4,299	10.27	44,150	9.03%	7.69%
2024	0.00%	1,097	9.54	10,458	6.72%	3.63%
2023	0.00%	2,303	9.20	21,190	5.60%	6.05%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
EIF
2025	0.00%	87,381	53.25	4,653,130	1.49%	21.44%
2024	0.00%	98,249	43.85	4,308,328	1.76%	9.86%
2023	0.00%	98,321	39.92	3,924,640	1.87%	11.99%
2022	0.00%	110,110	35.64	3,924,804	1.62%	-3.99%
2021	0.00%	91,897	37.13	3,411,729	1.31%	20.29%
GBF
2025	0.00%	145,511	16.43	2,391,123	4.19%	7.00%
2024	0.00%	135,354	15.36	2,078,682	3.21%	1.03%
2023	0.00%	153,712	15.20	2,336,596	2.70%	4.70%
2022	0.00%	158,815	14.52	2,305,772	1.98%	-12.55%
2021	0.00%	172,812	16.60	2,869,118	1.71%	-2.08%
GEM
2025	0.00%	1,292,367	15.10	19,509,037	0.65%	36.15%
2024	0.00%	1,437,566	11.09	15,939,028	1.31%	6.28%
2023	0.00%	1,435,037	10.43	14,970,368	1.72%	4.16%
2022	0.00%	1,400,697	10.02	14,028,139	0.93%	-24.75%
2021	0.00%	1,230,609	13.31	16,377,390	0.94%	-7.28%
GIG
2025	0.00%	475,487	24.43	11,615,914	1.19%	39.29%
2024	0.00%	80,354	17.54	1,409,323	2.66%	11.31%
2023	0.00%	62,497	15.76	984,797	2.80%	21.70%
2022	0.00%	65,373	12.95	846,431	3.76%	-14.12%
2021	0.00%	67,613	15.08	1,019,401	2.53%	12.66%
GVAAA2
2025	0.00%	2,567,847	40.62	104,314,984	0.00%	15.41%
2024	0.00%	2,410,798	35.20	84,859,346	0.00%	16.00%
2023	0.00%	2,378,890	30.35	72,188,953	0.00%	13.84%
2022	0.00%	2,265,868	26.66	60,400,616	0.00%	-13.74%
2021	0.00%	1,896,804	30.90	58,619,174	1.14%	14.71%
GVABD2
2025	0.00%	80,786	15.99	1,291,671	0.00%	6.73%
2024	0.00%	79,641	14.98	1,193,105	0.00%	0.82%
2023	0.00%	76,030	14.86	1,129,684	0.00%	4.50%
2022	0.00%	70,408	14.22	1,001,086	0.00%	-12.80%
2021	0.00%	70,590	16.31	1,151,056	1.71%	-0.72%
GVAGG2

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	163,242	56.21	9,175,572	0.00%	21.21%
2024	0.00%	174,154	46.37	8,076,116	0.00%	13.23%
2023	0.00%	188,616	40.96	7,724,990	0.00%	22.14%
2022	0.00%	198,263	33.53	6,648,082	0.00%	-25.05%
2021	0.00%	203,816	44.74	9,118,965	0.00%	16.00%
GVAGI2
2025	0.00%	97,639	53.38	5,212,258	0.00%	17.64%
2024	0.00%	109,530	45.38	4,970,371	0.00%	23.76%
2023	0.00%	117,012	36.67	4,290,640	0.00%	25.68%
2022	0.00%	123,371	29.18	3,599,427	0.00%	-16.82%
2021	0.00%	125,439	35.07	4,399,622	1.03%	23.65%
GVAGR2
2025	0.00%	180,884	88.92	16,083,470	0.00%	19.78%
2024	0.00%	185,797	74.24	13,792,717	0.00%	31.15%
2023	0.00%	192,374	56.60	10,889,050	0.00%	37.95%
2022	0.00%	214,651	41.03	8,807,429	0.00%	-30.22%
2021	0.00%	215,538	58.80	12,673,130	0.00%	21.53%
GVDMA
2025	0.00%	244,196	41.34	10,095,281	0.00%	17.38%
2024	0.00%	276,764	35.22	9,747,867	0.00%	11.21%
2023	0.00%	294,219	31.67	9,318,177	0.00%	17.93%
2022	0.00%	311,347	26.86	8,361,556	0.00%	-18.28%
2021	0.00%	322,580	32.86	10,601,170	0.15%	13.63%
GVDMC
2025	0.00%	25,326	26.81	678,901	0.00%	11.68%
2024	0.00%	25,697	24.00	616,795	0.00%	6.09%
2023	0.00%	23,378	22.63	528,945	0.00%	11.25%
2022	0.00%	23,866	20.34	485,399	0.00%	-14.39%
2021	0.00%	21,602	23.76	513,203	0.20%	6.71%
GVEX1
2025	0.00%	9,625,178	52.78	507,995,461	1.06%	17.60%
2024	0.00%	7,495,810	44.88	336,399,862	1.10%	24.76%
2023	0.00%	6,241,286	35.97	224,506,780	1.48%	25.96%
2022	0.00%	5,010,787	28.56	143,099,142	1.35%	-18.31%
2021	0.00%	4,103,411	34.96	143,460,448	2.44%	28.37%
GVEXD
2025	0.00%	678,579	15.40	10,447,490	1.13%	17.70%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	259,143	13.08	3,389,767	1.56%	24.88%
2023	0.00%	107,563	10.47	1,126,696	1.89%	25.97%
2022	0.00%	12,510	8.32	104,021	2.11%	-18.20%	*	****
GVIDA
2025	0.00%	55,290	45.83	2,533,949	0.00%	19.26%
2024	0.00%	57,595	38.43	2,213,389	0.00%	12.63%
2023	0.00%	60,080	34.12	2,049,888	0.00%	19.38%
2022	0.00%	64,249	28.58	1,836,255	0.00%	-18.89%
2021	0.00%	66,878	35.24	2,356,463	0.13%	15.50%
GVIDC
2025	0.00%	24,113	20.73	499,846	0.00%	8.90%
2024	0.00%	26,090	19.04	496,659	0.00%	3.82%
2023	0.00%	27,513	18.34	504,465	0.00%	8.03%
2022	0.00%	28,560	16.97	484,747	0.00%	-12.19%
2021	0.00%	29,790	19.33	575,831	0.23%	2.75%
GVIDM
2025	0.00%	131,825	33.66	4,437,156	0.00%	14.42%
2024	0.00%	154,458	29.42	4,543,684	0.00%	9.02%
2023	0.00%	170,013	26.98	4,587,607	0.00%	14.72%
2022	0.00%	183,632	23.52	4,319,233	0.00%	-16.55%
2021	0.00%	198,848	28.19	5,604,924	0.19%	10.31%
GVIX2
2025	0.00%	141,028	19.30	2,721,355	3.32%	30.38%
2024	0.00%	192,374	14.80	2,847,230	3.29%	2.89%
2023	0.00%	192,329	14.39	2,766,727	2.20%	17.31%
2022	0.00%	211,633	12.26	2,595,195	3.60%	-14.51%
2021	0.00%	231,075	14.34	3,314,441	3.12%	10.53%
GVIXY
2025	0.00%	52,690	13.44	708,001	4.84%	30.94%
2024	0.00%	24,869	10.26	255,206	4.43%	3.25%
2023	0.00%	14,502	9.94	144,131	4.04%	17.71%
2022	0.00%	700	8.44	5,911	3.12%	-14.14%	*	****
HIBF
2025	0.00%	143,539	29.98	4,303,674	5.92%	5.66%
2024	0.00%	145,212	28.38	4,120,730	5.56%	6.28%
2023	0.00%	150,429	26.70	4,016,629	6.17%	13.13%
2022	0.00%	149,240	23.60	3,522,520	5.59%	-11.93%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	150,687	26.80	4,038,554	5.10%	4.96%
IDPG
2025	0.00%	407,081	18.69	7,609,614	0.00%	10.92%
2024	0.00%	406,342	16.85	6,847,767	0.00%	9.43%
2023	0.00%	366,340	15.40	5,641,812	0.00%	13.20%
2022	0.00%	329,539	13.60	4,483,218	0.00%	-14.96%
2021	0.00%	272,051	16.00	4,351,985	0.44%	12.34%
IDPGI
2025	0.00%	169,274	16.60	2,810,427	0.00%	9.77%
2024	0.00%	158,160	15.13	2,392,261	0.00%	7.83%
2023	0.00%	140,897	14.03	1,976,474	0.00%	12.38%
2022	0.00%	132,557	12.48	1,654,664	0.00%	-13.87%
2021	0.00%	107,194	14.49	1,553,530	0.44%	7.72%
MCIF
2025	0.00%	521,901	64.45	33,636,466	1.35%	7.05%
2024	0.00%	457,231	60.20	27,527,439	1.11%	13.49%
2023	0.00%	431,990	53.05	22,915,507	1.33%	16.06%
2022	0.00%	396,475	45.71	18,121,822	1.26%	-13.40%
2021	0.00%	355,949	52.78	18,786,382	1.23%	24.26%
MCIFD
2025	0.00%	74,803	12.05	901,420	1.62%	7.27%
2024	0.00%	21,182	11.23	237,953	2.33%	13.65%
2023	0.00%	4,336	9.88	42,857	2.39%	16.23%
MSBF
2025	0.00%	169,788	25.64	4,353,554	3.87%	7.56%
2024	0.00%	127,127	23.84	3,030,565	6.88%	10.34%
2023	0.00%	112,446	21.60	2,429,348	5.77%	8.70%
2022	0.00%	106,052	19.88	2,107,854	3.75%	-2.30%
2021	0.00%	92,337	20.34	1,878,394	5.61%	5.24%
NCPG
2025	0.00%	548,548	19.00	10,424,963	0.00%	10.28%
2024	0.00%	552,090	17.23	9,513,971	0.00%	11.32%
2023	0.00%	518,213	15.48	8,022,128	0.00%	12.61%
2022	0.00%	514,580	13.75	7,073,599	0.00%	-15.08%
2021	0.00%	418,380	16.19	6,772,831	0.33%	15.72%
NCPGI
2025	0.00%	1,497,071	16.97	25,398,123	0.00%	9.39%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	542,706	15.51	8,416,647	0.00%	8.90%
2023	0.00%	467,639	14.24	6,659,840	0.00%	12.70%
2022	0.00%	394,813	12.64	4,988,953	0.00%	-13.61%
2021	0.00%	254,588	14.63	3,724,019	0.34%	10.24%
NFDIW1
2025	0.00%	693,550	12.70	8,808,768	0.20%	27.01%	*	****
NJMIM1
2025	0.00%	1,221,366	10.33	12,611,011	0.59%	3.25%	*	****
NJMIM2
2025	0.00%	14,887	10.30	153,394	0.57%	3.04%	*	****
NJNDE2
2025	0.00%	57,315	15.47	886,601	0.11%	14.09%
2024	0.00%	20,494	13.56	277,861	0.00%	23.66%
2023	0.00%	424	10.96	4,652	0.00%	9.64%	*	****
NLCG1
2025	0.00%	423,042	12.10	5,117,055	0.00%	20.96%	*	****
NLCG2
2025	0.00%	83,596	12.09	1,010,621	0.00%	20.89%	*	****
NNASD1
2025	0.00%	1,332,941	12.61	16,802,218	0.32%	26.05%	*	****
NNASD2
2025	0.00%	15,637	12.59	196,891	0.07%	25.92%	*	****
NVAMV1
2025	0.00%	58,897	71.14	4,190,111	0.92%	18.63%
2024	0.00%	68,149	59.97	4,086,941	1.75%	15.32%
2023	0.00%	72,376	52.01	3,763,948	1.70%	8.84%
2022	0.00%	82,356	47.78	3,935,038	1.18%	-1.13%
2021	0.00%	102,198	48.33	4,938,877	1.23%	34.53%
NVAMVX
2025	0.00%	1,657,770	23.64	39,190,399	3.49%	18.81%
2024	0.00%	243,003	19.90	4,835,123	1.90%	15.49%
2023	0.00%	252,364	17.23	4,347,997	1.95%	9.00%
2022	0.00%	246,397	15.81	3,894,825	1.42%	-1.02%
2021	0.00%	207,230	15.97	3,309,450	1.47%	34.71%
NVBX
2025	0.00%	945,820	12.10	11,446,481	6.57%	6.80%
2024	0.00%	941,555	11.33	10,669,512	3.38%	1.08%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	644,511	11.21	7,225,368	3.07%	5.19%
2022	0.00%	477,342	10.66	5,087,192	2.40%	-13.39%
2021	0.00%	434,563	12.30	5,347,122	2.36%	-2.08%
NVBXD
2025	0.00%	56,732	9.82	557,255	7.32%	7.06%
2024	0.00%	37,129	9.17	340,645	5.38%	1.14%
2023	0.00%	6,348	9.07	57,589	8.64%	5.38%
NVCBD1
2025	0.00%	1,492,485	16.72	24,955,474	3.82%	6.88%
2024	0.00%	186,453	15.64	2,916,818	3.35%	1.37%
2023	0.00%	181,157	15.43	2,795,569	3.22%	5.19%
2022	0.00%	173,162	14.67	2,540,461	2.32%	-14.69%
2021	0.00%	182,969	17.20	3,146,638	2.05%	-1.03%
NVCCA1
2025	0.00%	1,470,471	32.00	47,053,285	0.00%	15.05%
2024	0.00%	1,466,143	27.81	40,777,537	0.00%	12.58%
2023	0.00%	1,449,073	24.70	35,799,182	0.00%	16.45%
2022	0.00%	1,422,060	21.21	30,167,872	0.00%	-14.95%
2021	0.00%	1,326,078	24.94	33,077,837	0.28%	15.75%
NVCCAY
2025	0.00%	307,918	14.15	4,358,370	0.00%	15.32%
2024	0.00%	167,758	12.27	2,059,146	0.00%	12.69%
2023	0.00%	84,065	10.89	915,635	0.00%	8.92%	*	****
NVCCN1
2025	0.00%	198,325	19.37	3,840,750	0.00%	8.76%
2024	0.00%	195,810	17.81	3,486,645	0.00%	5.18%
2023	0.00%	192,382	16.93	3,256,838	0.00%	8.91%
2022	0.00%	190,487	15.54	2,960,902	0.00%	-11.97%
2021	0.00%	185,414	17.66	3,273,952	0.22%	4.49%
NVCCNY
2025	0.00%	46,246	12.18	563,431	0.00%	9.01%
2024	0.00%	10,534	11.18	117,736	0.00%	5.36%
2023	0.00%	543	10.61	5,761	0.00%	6.08%	*	****
NVCMA1
2025	0.00%	3,005,640	34.65	104,140,180	0.00%	16.51%
2024	0.00%	2,994,137	29.74	89,037,980	0.00%	13.74%
2023	0.00%	3,041,526	26.15	79,523,080	0.00%	18.07%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	2,890,410	22.15	64,008,280	0.00%	-15.01%
2021	0.00%	2,834,276	26.06	73,851,942	0.24%	18.12%
NVCMAY
2025	0.00%	297,251	14.56	4,328,208	0.00%	16.70%
2024	0.00%	80,766	12.48	1,007,724	0.00%	13.94%
2023	0.00%	1,352	10.95	14,810	0.00%	9.50%	*	****
NVCMC1
2025	0.00%	198,965	24.05	4,785,186	0.00%	11.32%
2024	0.00%	199,168	21.61	4,303,112	0.00%	7.79%
2023	0.00%	202,891	20.04	4,066,736	0.00%	11.88%
2022	0.00%	197,348	17.92	3,535,720	0.00%	-13.05%
2021	0.00%	188,057	20.61	3,874,991	0.25%	9.23%
NVCMD1
2025	0.00%	1,622,237	29.31	47,551,291	0.00%	13.60%
2024	0.00%	1,641,447	25.80	42,355,450	0.00%	11.18%
2023	0.00%	1,627,885	23.21	37,781,829	0.00%	14.95%
2022	0.00%	1,583,493	20.19	31,970,757	0.00%	-14.08%
2021	0.00%	1,590,226	23.50	37,368,336	0.27%	13.64%
NVCMDY
2025	0.00%	162,995	13.72	2,236,638	0.00%	13.77%
2024	0.00%	63,682	12.06	768,061	0.00%	11.31%
2023	0.00%	534	10.84	5,782	0.00%	8.36%	*	****
NVCRA1
2025	0.00%	2,272,231	37.60	85,439,644	0.00%	18.54%
2024	0.00%	2,171,691	31.72	68,885,445	0.00%	15.44%
2023	0.00%	2,068,742	27.48	56,842,094	0.00%	19.74%
2022	0.00%	1,565,783	22.95	35,929,814	0.00%	-15.23%
2021	0.00%	1,367,218	27.07	37,012,123	0.19%	20.19%
NVCRAY
2025	0.00%	767,134	15.10	11,584,497	0.00%	18.78%
2024	0.00%	253,018	12.71	3,216,721	0.00%	15.66%
2023	0.00%	1,309	10.99	14,386	0.00%	9.92%	*	****
NVCRB1
2025	0.00%	692,714	26.40	18,285,060	0.00%	12.59%
2024	0.00%	700,166	23.44	16,415,358	0.00%	9.34%
2023	0.00%	720,121	21.44	15,440,550	0.00%	13.40%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	701,641	18.91	13,266,684	0.00%	-13.60%
2021	0.00%	659,423	21.88	14,431,412	0.27%	11.12%
NVCRBY
2025	0.00%	136,837	13.32	1,822,380	0.00%	12.80%
2024	0.00%	45,479	11.81	536,962	0.00%	9.47%
2023	0.00%	536	10.79	5,777	0.00%	7.85%	*	****
NVDBL2
2025	0.00%	10,911	30.01	327,437	0.00%	12.97%
2024	0.00%	11,949	26.57	317,443	0.00%	7.79%
2023	0.00%	16,934	24.65	417,348	0.00%	13.04%
2022	0.00%	18,762	21.80	409,055	0.00%	-14.99%
2021	0.00%	20,344	25.65	521,760	0.19%	8.24%
NVDBLP
2025	0.00%	485,753	22.38	10,870,276	0.00%	13.16%
2024	0.00%	514,810	19.78	10,180,413	0.00%	7.94%
2023	0.00%	564,709	18.32	10,345,257	0.00%	13.14%
2022	0.00%	634,551	16.19	10,274,875	0.00%	-14.84%
2021	0.00%	610,916	19.01	11,615,447	0.38%	8.45%
NVDCA2
2023	0.00%	87	31.69	2,742	0.00%	16.38%
2022	0.00%	91	27.23	2,478	0.00%	-17.57%
2021	0.00%	96	33.03	3,171	0.19%	12.16%
NVDCAP
2025	0.00%	565,762	28.24	15,979,629	0.00%	15.88%
2024	0.00%	563,331	24.37	13,730,728	0.00%	10.67%
2023	0.00%	649,805	22.02	14,310,895	0.00%	16.56%
2022	0.00%	683,551	18.89	12,915,170	0.00%	-17.50%
2021	0.00%	664,559	22.90	15,219,026	0.37%	12.38%
NVDMAP
2025	0.00%	4,604,097	31.04	142,895,164	0.00%	17.62%
2024	0.00%	4,563,705	26.39	120,427,514	0.00%	11.43%
2023	0.00%	4,485,950	23.68	106,231,537	0.00%	18.14%
2022	0.00%	4,336,966	20.05	86,934,800	0.00%	-18.23%
2021	0.00%	4,166,909	24.51	102,142,999	0.31%	13.84%
NVDMCP
2025	0.00%	151,770	20.00	3,034,777	0.00%	11.82%
2024	0.00%	150,062	17.88	2,683,474	0.00%	6.34%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	141,582	16.82	2,380,899	0.00%	11.45%
2022	0.00%	149,298	15.09	2,252,736	0.00%	-14.34%
2021	0.00%	140,684	17.61	2,478,075	0.42%	6.87%
NVFIII
2025	0.00%	513,890	10.79	5,544,341	4.51%	6.33%
2024	0.00%	224,755	10.15	2,280,596	5.05%	0.81%
2023	0.00%	79,057	10.07	795,729	2.85%	5.22%
2022	0.00%	61,465	9.57	587,975	2.25%	-13.74%
2021	0.00%	40,656	11.09	450,841	0.99%	-2.02%
NVFIY
2025	0.00%	163,053	9.86	1,607,905	3.56%	6.88%
2024	0.00%	5,359	9.23	49,448	2.25%	1.36%
2023	0.00%	9,410	9.10	85,651	7.36%	5.77%
NVGEII
2025	0.00%	265,520	21.07	5,593,571	1.45%	18.00%
2024	0.00%	249,806	17.85	4,459,791	1.77%	15.57%
2023	0.00%	130,620	15.45	2,017,864	1.75%	20.48%
2022	0.00%	48,077	12.82	616,444	2.04%	-16.38%
2021	0.00%	26,263	15.33	402,703	1.79%	21.87%
NVGEY
2025	0.00%	76,256	13.92	1,061,287	1.62%	18.57%
2024	0.00%	71,800	11.74	842,795	2.05%	16.19%
2023	0.00%	16,745	10.10	169,174	2.66%	21.05%
2022	0.00%	6,031	8.35	50,333	2.17%	-15.96%	*	****
NVIDAP
2025	0.00%	1,856,202	35.03	65,029,754	0.00%	19.52%
2024	0.00%	1,812,039	29.31	53,116,176	0.00%	12.81%
2023	0.00%	1,755,928	25.98	45,627,494	0.00%	19.52%
2022	0.00%	1,626,621	21.74	35,365,226	0.00%	-18.77%
2021	0.00%	1,450,791	26.77	38,832,406	0.25%	15.74%
NVIDCP
2025	0.00%	262,739	15.87	4,168,505	0.00%	8.99%
2024	0.00%	265,999	14.56	3,872,167	0.00%	4.04%
2023	0.00%	273,020	13.99	3,820,105	0.00%	8.16%
2022	0.00%	246,240	12.94	3,185,433	0.00%	-12.04%
2021	0.00%	278,273	14.71	4,092,734	0.39%	2.85%
NVIDMP

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	1,584,363	25.22	39,950,092	0.00%	14.68%
2024	0.00%	1,616,439	21.99	35,541,149	0.00%	9.18%
2023	0.00%	1,616,200	20.14	32,549,368	0.00%	14.95%
2022	0.00%	1,548,307	17.52	27,125,829	0.00%	-16.49%
2021	0.00%	1,444,639	20.98	30,307,187	0.43%	10.44%
NVIE6
2025	0.00%	3,487	23.75	82,789	0.91%	38.97%
2024	0.00%	3,692	17.09	63,078	2.13%	11.01%
2023	0.00%	5,507	15.39	84,774	2.53%	21.46%
2022	0.00%	6,261	12.67	79,343	3.54%	-14.38%
2021	0.00%	6,502	14.80	96,233	2.28%	12.40%
NVIX
2025	0.00%	1,194,108	19.50	23,283,825	4.43%	30.64%
2024	0.00%	934,295	14.93	13,945,126	3.69%	3.11%
2023	0.00%	851,500	14.48	12,326,105	2.70%	17.58%
2022	0.00%	747,105	12.31	9,198,124	4.28%	-14.29%
2021	0.00%	566,013	14.36	8,130,678	3.24%	10.84%
NVMIVX
2025	0.00%	325,489	20.03	6,520,275	1.84%	35.21%
2024	0.00%	307,729	14.82	4,559,347	6.22%	4.44%
2023	0.00%	305,286	14.19	4,330,887	2.73%	15.67%
2022	0.00%	307,222	12.26	3,767,858	3.73%	-5.86%
2021	0.00%	303,733	13.03	3,957,105	3.38%	10.58%
NVMLG1
2025	0.00%	279,536	87.01	24,321,547	3.71%	23.01%
2024	0.00%	223,724	76.19	17,044,780	0.84%	26.06%
2023	0.00%	135,248	60.44	8,173,815	5.29%	35.36%
2022	0.00%	124,649	44.65	5,565,540	5.30%	-12.49%
2021	0.00%	120,314	51.02	6,138,616	0.00%	40.45%
NVMM2
2025	0.00%	59,379	11.46	680,412	3.59%	3.65%
2024	0.00%	58,185	11.06	643,240	4.50%	4.62%
2023	0.00%	32,979	10.57	348,479	4.40%	4.49%
2022	0.00%	33,884	10.11	342,666	1.08%	1.13%	*	****
NVMMG1
2025	0.00%	178,317	40.46	7,215,078	0.00%	5.91%
2024	0.00%	181,558	38.20	6,935,962	0.00%	18.50%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	189,381	32.24	6,105,291	0.00%	20.58%
2022	0.00%	193,124	26.74	5,163,462	0.00%	-37.61%
2021	0.00%	238,227	42.85	10,208,764	0.12%	-4.70%
NVMMG2
2022	0.00%	93	5.56	517	0.00%	-37.82%	*	****
NVMMV1
2025	0.00%	435,909	34.36	14,978,786	1.18%	2.39%
2024	0.00%	322,646	33.56	10,827,898	1.22%	8.54%
2023	0.00%	285,009	30.92	8,812,167	1.66%	8.82%
2022	0.00%	272,677	28.41	7,747,752	1.59%	-2.59%
2021	0.00%	240,532	29.17	7,016,317	0.90%	24.20%
NVMMV2
2025	0.00%	14,755	38.29	564,913	0.90%	2.30%
2024	0.00%	15,379	37.42	575,548	1.02%	8.49%
2023	0.00%	15,693	34.50	541,358	1.53%	8.63%
2022	0.00%	15,996	31.76	507,962	1.38%	-2.66%
2021	0.00%	16,414	32.62	535,500	0.75%	24.02%
NVNMO1
2025	0.00%	29,065	49.68	1,443,795	0.52%	11.88%
2024	0.00%	29,804	44.40	1,323,282	0.45%	21.48%
2023	0.00%	28,789	36.55	1,052,235	0.53%	23.39%
2022	0.00%	30,282	29.62	896,967	0.36%	-17.06%
2021	0.00%	45,657	35.71	1,630,576	0.35%	26.57%
NVNSR2
2025	0.00%	47,383	37.63	1,782,853	1.02%	2.04%
2024	0.00%	48,530	36.87	1,789,491	0.17%	8.47%
2023	0.00%	55,918	33.99	1,900,871	0.30%	20.68%
2022	0.00%	56,303	28.17	1,585,975	0.51%	-22.95%
2021	0.00%	55,600	36.56	2,032,692	0.34%	26.76%
NVOLG1
2025	0.00%	423,530	99.33	42,070,593	0.97%	17.18%
2024	0.00%	409,964	84.77	34,751,910	1.24%	22.80%
2023	0.00%	429,207	69.03	29,628,172	1.51%	23.88%
2022	0.00%	412,492	55.72	22,985,432	0.92%	-22.10%
2021	0.00%	388,459	71.53	27,788,086	0.68%	30.24%
NVRE1
2025	0.00%	674,470	26.70	18,008,801	1.76%	0.58%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	640,121	26.55	16,992,731	2.36%	10.72%
2023	0.00%	698,928	23.98	16,756,907	2.37%	12.88%
2022	0.00%	686,451	21.24	14,580,420	1.61%	-28.52%
2021	0.00%	647,149	29.71	19,229,369	1.04%	46.75%
NVSIX2
2025	0.00%	964,898	30.13	29,070,948	0.90%	12.14%
2024	0.00%	917,326	26.87	24,645,055	0.99%	10.87%
2023	0.00%	809,875	24.23	19,624,816	1.24%	16.35%
2022	0.00%	719,394	20.83	14,982,823	0.89%	-20.72%
2021	0.00%	598,751	26.27	15,729,947	0.82%	14.20%
NVSIXD
2025	0.00%	113,435	21.08	2,391,036	1.42%	12.54%
2024	0.00%	41,891	18.73	784,572	1.56%	11.35%
2023	0.00%	22,068	16.82	371,172	2.84%	16.69%
2022	0.00%	1,387	14.41	19,992	1.65%	-20.46%	*	****
NVSTB1
2025	0.00%	798,320	13.02	10,396,103	5.91%	5.70%
2024	0.00%	517,380	12.32	6,374,515	4.63%	5.35%
2023	0.00%	446,823	11.70	5,225,745	3.72%	5.95%
2022	0.00%	431,255	11.04	4,760,316	2.55%	-5.39%
2021	0.00%	355,501	11.67	4,147,701	1.36%	-0.44%
NVSTB2
2025	0.00%	3,435	14.14	48,582	4.33%	5.43%
2024	0.00%	3,422	13.42	45,914	4.11%	5.06%
2023	0.00%	3,415	12.77	43,606	3.62%	5.69%
2022	0.00%	3,342	12.08	40,379	2.11%	-5.67%
2021	0.00%	3,474	12.81	44,496	0.96%	-0.59%
NVTIV3
2025	0.00%	20,331	32.14	653,496	1.84%	34.99%
2024	0.00%	23,435	23.81	558,008	5.95%	4.25%
2023	0.00%	24,826	22.84	567,019	2.43%	15.56%
2022	0.00%	26,498	19.76	523,720	3.59%	-5.99%
2021	0.00%	28,755	21.02	604,558	2.32%	10.40%
SAM
2025	0.00%	4,203,152	13.79	57,980,307	3.80%	3.91%
2024	0.00%	2,206,547	13.28	29,292,471	4.62%	4.88%
2023	0.00%	133,027	12.66	1,683,747	4.65%	4.75%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	100,654	12.08	1,216,258	1.32%	1.30%
2021	0.00%	96,687	11.93	1,153,375	0.00%	0.00%
SAM5
2025	0.00%	3,877,482	12.06	46,756,870	3.89%	3.96%
2024	0.00%	3,834,654	11.60	44,477,773	4.81%	4.94%
2023	0.00%	3,460,168	11.05	38,246,401	4.72%	4.80%
2022	0.00%	2,903,724	10.55	30,626,097	1.43%	1.33%
2021	0.00%	1,367,483	10.41	14,233,860	0.00%	0.00%
SAMY
2025	0.00%	923,546	11.63	10,739,003	3.98%	4.07%
2024	0.00%	720,857	11.17	8,054,584	4.87%	5.04%
2023	0.00%	244,052	10.64	2,596,089	4.84%	4.90%
2022	0.00%	80,527	10.14	816,563	2.40%	1.40%	*	****
SCF
2025	0.00%	62,253	59.44	3,700,162	0.98%	10.35%
2024	0.00%	67,414	53.86	3,631,191	0.12%	13.08%
2023	0.00%	65,215	47.63	3,106,291	0.51%	13.99%
2022	0.00%	69,070	41.79	2,886,208	0.45%	-18.77%
2021	0.00%	85,722	51.44	4,409,581	0.00%	30.84%
SCGF
2025	0.00%	355,110	55.63	19,755,012	0.00%	16.36%
2024	0.00%	308,405	47.81	14,745,051	0.00%	21.21%
2023	0.00%	254,322	39.44	10,031,601	0.00%	17.47%
2022	0.00%	227,113	33.58	7,626,356	0.00%	-30.37%
2021	0.00%	176,394	48.22	8,506,168	0.00%	10.31%
SCVF
2025	0.00%	123,939	43.29	5,365,861	1.33%	2.17%
2024	0.00%	115,961	42.38	4,913,964	0.73%	6.53%
2023	0.00%	123,751	39.78	4,922,516	0.44%	17.45%
2022	0.00%	125,523	33.87	4,251,191	0.34%	-12.91%
2021	0.00%	115,010	38.89	4,472,762	0.00%	32.04%
TRF
2025	0.00%	195,664	58.29	11,404,445	0.90%	16.49%
2024	0.00%	207,814	50.04	10,398,076	1.08%	13.66%
2023	0.00%	214,407	44.02	9,438,982	1.38%	8.27%
2022	0.00%	216,501	40.66	8,802,760	1.20%	-8.44%
2021	0.00%	218,051	44.41	9,683,457	0.77%	21.88%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
AMMCGS
2025	0.00%	3,529	26.55	93,693	0.00%	5.23%
2024	0.00%	3,507	25.23	88,483	0.00%	23.76%
2023	0.00%	3,477	20.39	70,880	0.00%	17.96%
2022	0.00%	3,439	17.28	59,436	0.00%	-28.83%
2021	0.00%	3,805	24.28	92,396	0.00%	12.72%
AMSRS
2025	0.00%	2,820	72.64	204,809	0.00%	13.74%
2024	0.00%	2,885	63.86	184,214	0.23%	25.84%
2023	0.00%	3,340	50.75	169,476	0.35%	26.90%
2022	0.00%	3,332	39.99	133,245	0.45%	-18.45%
2021	0.00%	3,327	49.04	163,150	0.38%	23.48%
AMTB
2025	0.00%	39,315	15.29	601,224	5.49%	5.71%
2024	0.00%	37,806	14.47	546,914	5.74%	6.10%
2023	0.00%	37,070	13.64	505,452	4.03%	5.90%
2022	0.00%	43,916	12.88	565,434	3.67%	-5.19%
2021	0.00%	47,966	13.58	651,359	2.62%	0.74%
NASCV
2025	0.00%	2,270	10.42	23,648	1.03%	3.30%
2024	0.00%	2,276	10.09	22,959	0.00%	0.87%	*	****
DWVSVS
2025	0.00%	90,044	28.43	2,560,240	0.94%	7.83%
2024	0.00%	91,808	26.37	2,420,871	0.99%	11.02%
2023	0.00%	93,128	23.75	2,211,941	0.62%	9.10%
2022	0.00%	96,711	21.77	2,105,537	0.50%	-12.36%
2021	0.00%	104,562	24.84	2,597,399	0.64%	34.01%
WRASP
2025	0.00%	501,930	26.47	13,288,140	1.29%	16.66%
2024	0.00%	525,323	22.69	11,921,088	1.93%	12.44%
2023	0.00%	541,563	20.18	10,930,161	2.13%	13.94%
2022	0.00%	572,243	17.71	10,136,738	1.61%	-14.74%
2021	0.00%	570,013	20.78	11,842,839	1.62%	10.44%
WRBDP
2025	0.00%	64,853	17.37	1,126,636	5.25%	6.48%
2024	0.00%	66,837	16.32	1,090,473	3.00%	2.45%
2023	0.00%	57,431	15.93	914,631	2.68%	7.17%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	59,877	14.86	889,771	2.42%	-15.79%
2021	0.00%	59,357	17.65	1,047,421	1.97%	-0.85%
WRBP
2025	0.00%	21,455	38.21	819,718	1.33%	11.79%
2024	0.00%	28,650	34.18	979,176	1.29%	15.60%
2023	0.00%	31,236	29.57	923,542	0.75%	16.03%
2022	0.00%	32,093	25.48	817,793	1.11%	-16.06%
2021	0.00%	30,636	30.36	930,023	0.98%	15.97%
WRCEP
2025	0.00%	32,424	69.86	2,265,038	0.16%	15.30%
2024	0.00%	32,829	60.59	1,989,011	0.35%	25.69%
2023	0.00%	33,704	48.21	1,624,748	0.38%	23.52%
2022	0.00%	36,215	39.03	1,413,365	0.22%	-17.33%
2021	0.00%	35,217	47.21	1,662,469	0.54%	28.94%
WRENG
2025	0.00%	54,348	9.17	498,261	0.98%	11.89%
2024	0.00%	52,396	8.19	429,329	2.93%	-5.60%
2023	0.00%	48,220	8.68	418,529	3.35%	4.02%
2022	0.00%	48,553	8.34	405,154	2.82%	50.47%
2021	0.00%	59,712	5.55	331,141	1.48%	42.00%
WRGNR
2025	0.00%	92,735	9.71	900,447	0.00%	37.75%
2024	0.00%	97,783	7.05	689,258	5.31%	-0.58%
2023	0.00%	94,915	7.09	672,968	2.47%	1.59%
2022	0.00%	97,808	6.98	682,655	1.64%	17.78%
2021	0.00%	122,181	5.93	724,063	1.60%	26.68%
WRGP
2025	0.00%	32,700	79.93	2,613,596	0.00%	8.41%
2024	0.00%	33,227	73.72	2,449,672	0.00%	23.90%
2023	0.00%	36,290	59.51	2,159,451	0.00%	37.92%
2022	0.00%	37,797	43.14	1,630,734	0.00%	-27.19%
2021	0.00%	38,023	59.26	2,253,127	0.00%	30.03%
WRHIP
2025	0.00%	131,408	30.43	3,998,455	6.65%	7.17%
2024	0.00%	129,976	28.39	3,690,476	6.44%	6.19%
2023	0.00%	132,227	26.74	3,535,383	6.50%	11.75%
2022	0.00%	146,984	23.93	3,516,680	6.60%	-10.97%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	145,101	26.87	3,899,203	5.78%	6.06%
WRI2P
2025	0.00%	36,307	25.32	919,125	0.41%	24.17%
2024	0.00%	39,780	20.39	811,029	1.26%	3.79%
2023	0.00%	40,021	19.64	786,143	1.58%	15.63%
2022	0.00%	41,333	16.99	702,199	2.24%	-14.30%
2021	0.00%	41,087	19.82	814,501	1.03%	14.18%
WRIP
2025	0.00%	64,495	37.17	2,397,394	0.19%	17.92%
2024	0.00%	67,218	31.52	2,118,813	1.07%	17.08%
2023	0.00%	35,435	26.92	953,980	0.08%	19.99%
2022	0.00%	37,096	22.44	832,354	0.81%	-17.56%
2021	0.00%	43,856	27.22	1,193,660	0.05%	17.86%
WRLTBP
2025	0.00%	27,973	13.19	368,992	4.27%	4.70%
2024	0.00%	29,242	12.60	368,437	4.52%	4.33%
2023	0.00%	28,014	12.08	338,306	1.69%	4.84%
2022	0.00%	27,541	11.52	317,242	1.16%	-4.30%
2021	0.00%	17,479	12.04	210,386	1.55%	-0.49%
WRMCG
2025	0.00%	45,352	57.98	2,629,683	0.00%	1.18%
2024	0.00%	47,948	57.31	2,747,859	0.00%	2.20%
2023	0.00%	53,460	56.07	2,997,688	0.00%	19.61%
2022	0.00%	56,612	46.88	2,653,883	0.00%	-30.79%
2021	0.00%	104,432	67.74	7,073,869	0.00%	16.36%
WRPAP
2025	0.00%	46,959	41.24	1,936,411	1.77%	15.86%
2024	0.00%	51,003	35.59	1,815,293	1.16%	10.99%
2023	0.00%	52,198	32.07	1,673,849	5.94%	17.46%
2022	0.00%	57,419	27.30	1,567,540	1.98%	-16.68%
2021	0.00%	57,842	32.77	1,895,277	1.62%	18.93%
WRPCP
2025	0.00%	15,444	26.09	402,985	3.04%	10.44%
2024	0.00%	15,487	23.63	365,908	1.71%	8.05%
2023	0.00%	18,347	21.87	401,205	4.17%	12.42%
2022	0.00%	18,464	19.45	359,165	2.77%	-14.00%
2021	0.00%	18,730	22.62	423,632	1.78%	10.18%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
WRPMAP
2025	0.00%	334,842	36.82	12,330,301	2.19%	14.59%
2024	0.00%	337,579	32.14	10,848,693	1.47%	10.22%
2023	0.00%	343,779	29.16	10,023,357	5.89%	16.43%
2022	0.00%	339,030	25.04	8,489,879	2.39%	-15.83%
2021	0.00%	339,169	29.75	10,090,397	1.88%	16.88%
WRPMAV
2025	0.00%	29,426	21.17	622,969	2.37%	12.08%
2024	0.00%	31,026	18.89	586,015	1.22%	8.73%
2023	0.00%	28,313	17.37	491,849	5.27%	15.34%
2022	0.00%	27,811	15.06	418,876	1.84%	-13.94%
2021	0.00%	26,359	17.50	461,322	1.47%	15.24%
WRPMCP
2025	0.00%	25,271	29.53	746,371	2.58%	12.08%
2024	0.00%	25,689	26.35	676,940	1.54%	8.60%
2023	0.00%	30,485	24.27	739,739	4.80%	13.92%
2022	0.00%	29,887	21.30	636,605	2.79%	-14.67%
2021	0.00%	37,297	24.96	930,974	1.99%	12.37%
WRPMCV
2025	0.00%	10	18.03	182	4.09%	9.26%
2024	0.00%	48	16.50	798	1.26%	7.07%
2023	0.00%	50	15.41	766	4.25%	12.61%
2022	0.00%	52	13.69	712	4.98%	-12.74%
2021	0.00%	54	15.68	847	1.57%	10.72%
WRPMMV
2025	0.00%	21,946	19.60	430,237	2.40%	10.71%
2024	0.00%	21,426	17.71	379,389	1.34%	7.92%
2023	0.00%	20,867	16.41	342,386	4.66%	14.02%
2022	0.00%	20,602	14.39	296,479	2.97%	-13.17%
2021	0.00%	20,507	16.57	339,859	1.58%	12.99%
WRPMP
2025	0.00%	204,317	32.98	6,738,992	2.45%	13.50%
2024	0.00%	217,138	29.06	6,309,868	1.55%	9.27%
2023	0.00%	229,043	26.59	6,091,083	5.47%	15.28%
2022	0.00%	235,282	23.07	5,427,458	2.56%	-15.22%
2021	0.00%	240,213	27.21	6,535,894	1.94%	14.66%
WRSCP

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	37,074	39.80	1,475,708	0.00%	13.39%
2024	0.00%	39,603	35.10	1,390,160	0.00%	14.26%
2023	0.00%	42,438	30.72	1,303,757	0.00%	13.04%
2022	0.00%	42,833	27.18	1,164,133	0.00%	-26.77%
2021	0.00%	40,307	37.11	1,495,891	0.93%	3.99%
WRSCV
2025	0.00%	11,235	46.74	525,149	0.15%	8.38%
2024	0.00%	10,983	43.12	473,643	0.29%	14.26%
2023	0.00%	10,323	37.74	389,627	0.21%	15.66%
2022	0.00%	10,880	32.63	355,037	0.00%	-14.81%
2021	0.00%	11,135	38.30	426,517	0.00%	20.78%
WRSTP
2025	0.00%	40,112	110.56	4,434,911	0.00%	33.36%
2024	0.00%	42,681	82.90	3,538,447	0.00%	30.59%
2023	0.00%	45,936	63.48	2,916,149	0.00%	39.06%
2022	0.00%	47,081	45.65	2,149,285	0.00%	-31.84%
2021	0.00%	46,831	66.98	3,136,556	0.00%	15.17%
WRVP
2025	0.00%	16,090	43.75	703,956	2.27%	9.41%
2024	0.00%	16,270	39.99	650,590	1.48%	6.47%
2023	0.00%	16,229	37.56	609,538	1.50%	8.35%
2022	0.00%	17,013	34.66	589,713	1.35%	-5.00%
2021	0.00%	15,448	36.49	563,626	1.86%	31.18%
NOBEO2
2025	0.00%	177,416	11.32	2,007,990	0.00%	13.18%	*	****
NOTAG1
2025	0.00%	40,509	14.90	603,533	2.57%	19.17%
2024	0.00%	2,244	12.50	28,059	1.67%	12.21%
NOTAG2
2025	0.00%	1,080,480	14.66	15,844,029	1.78%	18.83%
2024	0.00%	277,325	12.34	3,422,289	2.38%	11.99%
2023	0.00%	1,352	11.02	14,897	0.00%	10.19%	*	****
NOTB3
2025	0.00%	149,382	16.24	2,426,642	2.77%	8.94%
2024	0.00%	159,171	14.91	2,373,516	2.54%	5.96%
2023	0.00%	166,339	14.07	2,340,957	0.17%	9.17%
2022	0.00%	167,449	12.89	2,158,664	18.46%	-12.08%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	171,778	14.66	2,518,838	1.00%	8.51%
NOTBE2
2025	0.00%	200,767	12.89	2,588,520	2.74%	12.85%
2024	0.00%	70,611	11.42	806,712	4.13%	6.86%
2023	0.00%	541	10.69	5,784	0.00%	6.92%	*	****
NOTC1
2025	0.00%	21,838	12.42	271,298	7.36%	10.39%
NOTC2
2025	0.00%	50,615	12.28	621,734	3.41%	10.15%
2024	0.00%	8,373	11.15	93,379	4.44%	6.00%
2023	0.00%	548	10.52	5,770	0.00%	5.21%	*	****
NOTG3
2025	0.00%	284,792	17.98	5,121,058	2.18%	11.50%
2024	0.00%	279,152	16.13	4,501,922	2.27%	7.63%
2023	0.00%	284,151	14.98	4,257,794	0.38%	11.00%
2022	0.00%	286,348	13.50	3,865,428	8.78%	-13.79%
2021	0.00%	288,739	15.66	4,521,017	0.95%	12.43%
NOTGR1
2025	0.00%	53,754	14.49	779,063	2.48%	18.31%
2024	0.00%	2,928	12.25	35,868	1.94%	11.09%
NOTGR2
2025	0.00%	591,555	14.29	8,452,491	2.01%	17.99%
2024	0.00%	128,479	12.11	1,555,912	2.47%	10.79%
2023	0.00%	29	10.93	319	0.00%	9.31%	*	****
NOTMD1
2025	0.00%	20,238	13.69	277,092	5.01%	15.50%
2024	0.00%	478	11.85	5,669	2.48%	8.99%
NOTMD2
2025	0.00%	219,798	13.52	2,972,011	2.57%	15.13%
2024	0.00%	31,978	11.74	375,571	2.49%	8.84%
2023	0.00%	537	10.79	5,794	0.00%	7.91%	*	****
NOTMG3
2025	0.00%	193,156	17.69	3,417,249	2.54%	10.23%
2024	0.00%	205,549	16.05	3,298,899	2.48%	7.58%
2023	0.00%	219,783	14.92	3,278,828	0.35%	10.23%
2022	0.00%	216,217	13.53	2,926,333	16.40%	-13.53%
2021	0.00%	204,662	15.65	3,203,196	1.03%	10.98%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
MNCPS2
2025	0.00%	10,631	11.59	123,221	2.81%	15.99%
2024	0.00%	5,752	9.99	57,477	1.78%	8.26%
PMVAAA
2025	0.00%	43,533	18.92	823,625	4.72%	14.20%
2024	0.00%	44,417	16.57	735,836	6.55%	3.74%
2023	0.00%	41,260	15.97	658,859	2.96%	8.14%
2022	0.00%	41,909	14.77	618,847	7.43%	-11.84%
2021	0.00%	67,251	16.75	1,126,482	11.46%	16.23%
PMVEBA
2025	0.00%	13,958	11.44	159,672	6.35%	14.98%
2024	0.00%	86	9.95	853	4.84%	7.52%
PMVFBA
2025	0.00%	70,866	13.20	935,314	3.49%	10.14%
2024	0.00%	64,948	11.98	778,304	3.37%	-3.40%
2023	0.00%	63,192	12.41	783,946	2.53%	6.22%
2022	0.00%	64,536	11.68	753,742	1.54%	-18.98%
2021	0.00%	93,465	14.42	1,347,379	5.60%	-7.52%
PMVHYA
2025	0.00%	417	11.75	4,897	6.25%	8.95%
2024	0.00%	3	10.79	34	5.93%	6.88%
2023	0.00%	2	10.09	15	0.61%	12.24%
PMVID
2025	0.00%	53,926	11.60	625,580	5.17%	10.19%
2024	0.00%	40,963	10.53	431,248	5.70%	5.41%
2023	0.00%	4,722	9.99	47,158	5.21%	8.26%
PMVLDA
2025	0.00%	74,199	15.02	1,114,343	3.95%	5.52%
2024	0.00%	366,839	14.23	5,221,115	3.99%	4.50%
2023	0.00%	356,503	13.62	4,855,585	3.61%	4.98%
2022	0.00%	379,381	12.97	4,922,110	1.65%	-5.75%
2021	0.00%	405,321	13.77	5,579,621	0.53%	-0.93%
PMVRRA
2025	0.00%	32,508	10.10	328,327	3.33%	7.84%
2024	0.00%	9,223	9.37	86,379	2.45%	2.13%
2023	0.00%	6,061	9.17	55,579	2.96%	3.69%
2022	0.00%	3,127	8.84	27,654	0.66%	-11.89%	*	****

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
PMVRSA
2025	0.00%	750,339	10.40	7,802,921	2.88%	18.79%
2024	0.00%	744,084	8.75	6,513,687	2.24%	4.16%
2023	0.00%	669,858	8.40	5,629,739	16.15%	-7.85%
2022	0.00%	661,238	9.12	6,030,959	20.79%	8.61%
2021	0.00%	586,558	8.40	4,925,511	4.20%	33.34%
PMVTRA
2025	0.00%	22,288	14.36	320,080	4.10%	8.89%
2024	0.00%	14,354	13.19	189,309	4.05%	2.53%
2023	0.00%	8,908	12.86	114,585	3.56%	5.94%
2022	0.00%	3,118	12.14	37,858	2.72%	-14.30%
PVGCBA
2025	0.00%	2,280	10.49	23,925	4.00%	6.72%
2024	0.00%	970	9.83	9,538	3.83%	3.55%
2023	0.00%	552	9.49	5,244	2.24%	7.98%
PVSTA
2025	0.00%	75,269	11.73	883,231	4.47%	4.67%
2024	0.00%	81,408	11.21	912,619	4.97%	6.05%
2023	0.00%	73,677	10.57	778,808	4.60%	5.91%
2022	0.00%	8,167	9.98	81,512	1.32%	0.99%	*	****
PVEIIA
2025	0.00%	624,811	29.06	18,157,547	1.47%	20.66%
2024	0.00%	476,808	24.08	11,483,517	1.18%	19.46%
2023	0.00%	358,685	20.16	7,231,406	2.02%	15.92%
2022	0.00%	256,657	17.39	4,463,738	1.51%	-2.87%
2021	0.00%	135,705	17.91	2,429,846	1.19%	27.62%
PVIVIA
2025	0.00%	41,999	20.25	850,476	1.48%	35.07%
2024	0.00%	73,404	14.99	1,100,478	2.45%	5.44%
2023	0.00%	57,039	14.22	811,034	1.59%	19.08%
2022	0.00%	41,414	11.94	494,518	2.08%	-6.70%
2021	0.00%	27,119	12.80	347,062	0.92%	15.28%
PVNOB
2025	0.00%	71,800	15.88	1,140,133	0.58%	10.69%
2024	0.00%	56,463	14.35	809,992	0.09%	23.02%
2023	0.00%	1,473	11.66	17,173	0.00%	16.61%	*	****
ROCMC

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	47,886	11.31	541,455	0.00%	13.89%
2024	0.00%	2,977	9.93	29,561	0.00%	13.67%
2023	0.00%	122	8.73	1,064	0.00%	18.78%
TRBCG2
2025	0.00%	990	110.14	109,033	0.00%	18.43%
2024	0.00%	269	93.00	25,004	0.00%	35.17%
2023	0.00%	77	68.80	5,284	0.00%	48.96%
TREI2
2025	0.00%	1,065	47.03	50,100	2.09%	14.07%
2023	0.00%	33	37.02	1,212	1.42%	9.31%
TRHS2
2025	0.00%	14,648	78.71	1,153,000	0.00%	17.80%
2024	0.00%	15,786	66.82	1,054,735	0.00%	1.42%
2023	0.00%	17,451	65.88	1,149,696	0.00%	2.68%
2022	0.00%	16,114	64.16	1,033,868	0.00%	-12.69%
2021	0.00%	16,863	73.48	1,239,126	0.00%	12.83%
TRHSP
2025	0.00%	933,503	58.14	54,271,693	0.00%	18.10%
2024	0.00%	912,680	49.23	44,928,427	0.00%	1.66%
2023	0.00%	994,082	48.43	48,138,655	0.00%	2.96%
2022	0.00%	917,039	47.03	43,130,804	0.00%	-12.47%
2021	0.00%	824,020	53.74	44,279,060	0.00%	13.10%
TRMCG2
2025	0.00%	98,191	12.67	1,244,129	0.00%	3.29%
2024	0.00%	47,216	12.27	579,182	0.00%	9.04%
2023	0.00%	17,147	11.25	192,907	0.00%	12.50%	*	****
VWEM
2025	0.00%	622	9.99	6,218	0.74%	29.92%
2024	0.00%	586	7.69	4,506	1.75%	1.21%
2023	0.00%	522	7.60	3,970	3.90%	9.77%
2022	0.00%	346	6.92	2,395	0.29%	-24.37%	*	****
VWHA
2025	0.00%	448,038	13.01	5,827,458	2.46%	36.48%
2024	0.00%	371,541	9.53	3,540,784	2.44%	-2.83%
2023	0.00%	390,909	9.81	3,833,917	2.77%	-3.58%
2022	0.00%	439,798	10.17	4,473,769	1.68%	8.39%
2021	0.00%	390,754	9.38	3,667,075	0.44%	18.92%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
VVB
2025	0.00%	133,518	13.29	1,774,626	1.20%	16.46%
2024	0.00%	27,581	11.41	314,762	0.19%	14.80%
2023	0.00%	68,908	9.94	685,011	0.35%	14.33%
VVCA
2025	0.00%	3,165	11.53	36,474	0.00%	12.73%
VVCG
2025	0.00%	108,743	15.54	1,689,825	1.27%	28.98%
2024	0.00%	46,286	12.05	557,672	1.07%	13.41%
2023	0.00%	40,369	10.62	428,866	0.42%	27.98%
2022	0.00%	8,483	8.30	70,416	0.00%	-15.48%	*	****
VVDV
2025	0.00%	51,577	14.24	734,371	0.82%	16.83%
2024	0.00%	10,836	12.19	132,059	1.34%	14.89%
2023	0.00%	7,282	10.61	77,253	0.84%	20.13%
2022	0.00%	1,385	8.83	12,231	0.00%	-11.49%	*	****
VVEI
2025	0.00%	133,609	14.73	1,968,032	1.80%	16.80%
2024	0.00%	32,252	12.61	406,740	2.48%	15.12%
2023	0.00%	22,030	10.95	241,332	2.39%	8.10%
2022	0.00%	1,120	10.13	11,350	1.41%	-0.66%	*	****
VVEIX
2025	0.00%	170,694	15.41	2,629,899	1.01%	17.70%
2024	0.00%	82,338	13.09	1,077,813	0.86%	24.84%
2023	0.00%	30,456	10.49	319,349	0.76%	26.11%
2022	0.00%	7,581	8.31	63,030	0.00%	-18.23%	*	****
VVG
2025	0.00%	121,261	13.99	1,696,038	0.14%	16.89%
2024	0.00%	45,101	11.97	539,683	0.21%	33.14%
2023	0.00%	20,040	8.99	180,121	0.18%	40.13%
2022	0.00%	6,028	6.41	38,662	0.00%	-33.37%	*	****
VVGBI
2025	0.00%	116,529	9.91	1,154,717	0.15%	5.69%
2024	0.00%	797	9.38	7,470	2.38%	2.03%
2023	0.00%	527	9.19	4,845	1.09%	6.52%
2022	0.00%	169	8.63	1,458	0.00%	-13.13%	*	****
VVHGB

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	137,200	9.85	1,351,100	3.28%	6.94%
2024	0.00%	116,756	9.21	1,075,179	2.65%	1.24%
2023	0.00%	104,686	9.10	952,198	1.38%	5.58%
2022	0.00%	34,620	8.62	298,258	0.00%	-13.21%	*	****
VVHYB
2025	0.00%	12,506	11.81	147,665	3.81%	9.18%
2024	0.00%	5,312	10.81	57,442	4.93%	6.45%
2023	0.00%	3,820	10.16	38,807	4.02%	11.67%
2022	0.00%	1,635	9.10	14,875	0.00%	-9.36%	*	****
VVI
2025	0.00%	251,800	9.81	2,469,743	0.59%	19.97%
2024	0.00%	80,678	8.18	659,612	1.02%	9.01%
2023	0.00%	50,430	7.50	378,220	0.79%	14.65%
2022	0.00%	4,312	6.54	28,207	0.00%	-30.12%	*	****
VVMA
2025	0.00%	104,742	12.37	1,295,445	2.07%	16.19%
2024	0.00%	99,683	10.65	1,061,128	1.88%	10.32%
2023	0.00%	26,040	9.65	251,262	0.00%	15.55%
VVMCI
2025	0.00%	170,491	12.00	2,045,219	0.74%	11.54%
2024	0.00%	47,476	10.75	510,598	1.19%	15.08%
2023	0.00%	35,457	9.35	331,382	1.25%	15.83%
2022	0.00%	9,968	8.07	80,429	0.14%	-18.82%	*	****
VVREI
2025	0.00%	110,876	9.45	1,047,838	2.19%	3.11%
2024	0.00%	40,377	9.17	370,071	2.89%	4.74%
2023	0.00%	27,525	8.75	240,852	2.32%	11.70%
2022	0.00%	18,197	7.83	142,555	0.00%	-26.30%	*	****
VVSTC
2025	0.00%	80,493	11.16	897,934	4.36%	6.85%
2024	0.00%	17,696	10.44	184,748	3.35%	4.89%
2023	0.00%	18,231	9.95	181,451	0.84%	6.16%
2022	0.00%	1,820	9.38	17,064	0.61%	-5.72%	*	****
VVTISI
2025	0.00%	165,252	13.23	2,186,600	2.32%	32.04%
2024	0.00%	105,148	10.02	1,053,683	2.78%	5.06%

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	79,261	9.54	756,044	2.74%	15.54%
2022	0.00%	52,580	8.26	434,076	0.00%	-16.01%	*	****
VVTSM
2025	0.00%	359,873	14.65	5,273,270	1.00%	16.93%
2024	0.00%	225,376	12.53	2,824,237	1.10%	23.71%
2023	0.00%	158,640	10.13	1,606,902	0.84%	25.95%
2022	0.00%	66,303	8.04	533,226	0.00%	-19.59%	*	****
PIVB2
2025	0.00%	5,838	10.18	59,434	5.61%	8.89%
2023	0.00%	796	9.08	7,222	2.84%	6.70%
PIVMV2
2025	0.00%	29,078	13.14	381,983	1.88%	10.86%
2024	0.00%	20,501	11.85	242,945	1.76%	10.64%
2023	0.00%	12,889	10.71	138,048	1.83%	12.20%
2022	0.00%	1,035	9.55	9,880	0.00%	-5.89%	*	****
PIVSI2
2025	0.00%	2,669	10.80	28,821	4.32%	10.85%
2024	0.00%	822	9.74	8,006	4.05%	3.86%
2023	0.00%	407	9.38	3,823	3.52%	8.07%
VRVDRA
2025	0.00%	5,967	9.75	58,207	2.68%	0.72%
2024	0.00%	8,949	9.68	86,665	2.90%	10.92%
2023	0.00%	326	8.73	2,842	1.60%	11.03%
VRVDRI
2025	0.00%	169,237	14.63	2,476,374	3.14%	1.00%
2024	0.00%	141,297	14.49	2,047,082	2.26%	11.15%
2023	0.00%	130,252	13.03	1,697,702	2.57%	11.31%
2022	0.00%	118,256	11.71	1,384,703	1.75%	-25.90%
2021	0.00%	49,348	15.80	779,802	1.70%	46.87%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2025 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2026

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	2024

Admitted assets
Invested assets
Bonds	$44,564	$39,396
Stocks	118	48
Mortgage loans, net of allowance	10,188	9,874
Policy loans	548	412
Derivative assets	1,091	1,098
Cash, cash equivalents and short-term investments	3,408	2,339
Securities lending collateral assets	293	162
Other invested assets	1,772	1,404

Total invested assets	$61,982	$54,733
Accrued investment income	530	463
Deferred federal income tax assets, net	228	192
Corporate-owned life insurance	1,805	1,729
Other assets	480	365
Separate account assets	12,403	8,374

Total admitted assets	$77,428	$65,856

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$55,183	$49,112
Asset valuation reserve	935	778
Funds held under coinsurance	2,285	1,944
Current federal income taxes payable	6	47
Securities lending payable	293	161
Payable for securities	2,417	1,912
Other liabilities	447	253
Accrued transfers from separate accounts	(289)	(222)
Separate account liabilities	12,403	8,374

Total liabilities	$73,680	$62,359

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$3	$3
Special surplus funds	57	32
Additional paid-in capital	5,559	5,159
Unassigned deficit	(1,871)	(1,697)

Total capital and surplus	$3,748	$3,497

Total liabilities, capital and surplus	$77,428	$65,856

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2025	2024	2023

Revenues
Premiums and annuity considerations	$12,970	$12,365	$9,571
Net investment income	2,362	2,077	1,451
Reserve adjustment on reinsurance ceded	57	(138)	(150)
Other revenues	770	714	129

Total revenues	$16,159	$15,018	$11,001

Benefits and expenses
Benefits to policyholders and beneficiaries	$6,558	$5,311	$2,992
Increase in reserves for future policy benefits and claims	4,574	5,477	5,294
Net transfers from separate accounts	3,186	2,461	1,443
Commissions	1,298	1,181	1,002
Other expenses	704	644	553

Total benefits and expenses	$16,320	$15,074	$11,284

Loss before federal income tax (benefit) expense and net realized capital losses on investments	$(161)	$(56)	$(283)
Federal income tax (benefit) expense	(23)	(9)	219

Loss before net realized capital losses on investments	$(138)	$(47)	$(502)

Net realized capital losses on investments, net of federal income tax expense (benefit) of $1, $1 and $(3) in 2025, 2024 and 2023, respectively, and excluding $(31), $(6) and $(18) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(15)	(16)	(28)

Net loss	$(153)	$(63)	$(530)

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2022	$3	$-	$4,759	$(1,519)	$3,243

Net loss	-	-	-	(530)	(530)
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	195	195
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	33	-	(196)	(163)
Change in liability for reinsurance in unauthorized companies	-	-	-	86	86
Change in net unrealized capital gains and losses, net of tax benefit of $9	-	-	-	(3)	(3)
Other, net[1]	-	-	-	501	501

Balance as of December 31, 2023	$3	$33	$4,759	$(1,563)	$3,232

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net loss	-	-	-	(63)	(63)
Change in asset valuation reserve	-	-	-	(116)	(116)
Change in deferred income taxes	-	-	-	19	19
Change in nonadmitted assets	-	-	-	40	40
Change in net unrealized capital gains and losses, net of tax expense of $5	-	-	-	16	16
Other, net	-	(1)	-	(30)	(31)

Balance as of December 31, 2024	$3	$32	$5,159	$(1,697)	$3,497

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net loss	-	-	-	(153)	(153)
Change in asset valuation reserve	-	-	-	(157)	(157)
Change in deferred income taxes	-	-	-	48	48
Change in nonadmitted assets	-	-	-	17	17
Change in reserve on account of change in valuation basis	-	-	-	106	106
Change in net unrealized capital gains and losses, net of tax expense of $20	-	-	-	21	21
Other, net	-	25	-	(56)	(31)

Balance as of December 31, 2025	$3	$57	$5,559	$(1,871)	$3,748

[1]

Includes the net impact on surplus related to the October 1, 2023 recapture of the intercompany life insurance reinsurance agreements with Olentangy Reinsurance, LLC and the implementation of the October 1, 2023 intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC as discussed in Note 10.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,

(in millions)	2025	2024	2023

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,341	$11,521	$9,627
Net investment income	2,300	2,032	1,385
Other revenue	1,015	902	1,579
Policy benefits and claims paid	(6,426)	(5,386)	(3,142)

Commissions, operating expenses and taxes, other than federal income tax paid	(1,984)	(1,850)	(1,548)
Net transfers to separate accounts	(3,077)	(1,176)	(1,498)
Policyholders’ dividends paid	(2)	(1)	-
Federal income taxes paid	(19)	(158)	(30)

Net cash provided by operating activities	$4,148	$5,884	$6,373

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$5,107	$3,135	$1,198
Stocks	1	-	11
Mortgage loans	1,319	746	705
Other invested assets and other	675	1,029	546

Total Investment proceeds	$7,102	$4,910	$2,460
Cost of investments acquired:
Bonds	$(9,912)	$(7,757)	$(5,195)
Stocks	(70)	-	(1)
Mortgage loans	(1,473)	(1,570)	(1,455)
Derivatives	(230)	(59)	(250)
Other invested assets and other	(496)	(265)	(383)

Total investments acquired	$(12,181)	$(9,651)	$(7,284)
Net increase in policy loans	(136)	(111)	(85)

Net cash used in investing activities	$(5,215)	$(4,852)	$(4,909)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Life Insurance Company	$400	$400	$-
Net change in deposits on deposit-type contract funds and other insurance liabilities	1,569	-	(11)
Purchase of corporate-owned life insurance	-	(650)	(500)
Other cash provided (used)	167	(71)	(581)

Net cash provided by (used in) financing activities and miscellaneous sources	$2,136	$(321)	$(1,092)

Net increase in cash, cash equivalents and short-term investments	$1,069	$711	$372
Cash, cash equivalents and short-term investments at beginning of year	2,339	1,628	1,256

Cash, cash equivalents and short-term investments at end of year	$3,408	$2,339	$1,628

Supplemental disclosure of non-cash activities:
Assets transferred in connection with pension risk transfer transactions	$1,115	$1,369	$-
Exchange of bond investment to bond investment	$644	$247	$373

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance (“COLI”) on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations and life insurance specialists. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, nonadmitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a dormant Vermont domiciled special purpose financial insurance company.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), is an Ohio limited liability company that offers a securities-backed consumer lending product. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

The Company has elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to the Company’s recapture of the reinsurance agreements.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net loss between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed practice is shown below:

		State of domicile	December 31,
(in millions)	SSAP #		2025	2024	2023
Net Loss
Statutory Net Loss		OH	$(153)	$(63)	$(530)
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	158	189	201
Reserves for indexed annuities	51	OH	(232)	(359)	(161)
Tax impact	101	OH	16	36	(8)

NAIC SAP			$(211)	$(197)	$(498)

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed practice is shown below:

		State of domicile	As of December 31,
(in millions)	SSAP #		2025	2024
Surplus
Statutory Capital and Surplus		OH	$3,748	$3,497
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	1,371	898
Reserves for indexed annuities	51	OH	(842)	(610)
Tax impact	101	OH	(111)	(60)

NAIC SAP			$4,166	$3,725

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of tax credit investments;

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0% and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private debt funds, tax credit funds, real estate funds and partnerships, limited liability companies and joint ventures. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes COLI, which is held at cash surrender value, as of the dates indicated:

	December 31,

(in millions)	2025	2024
Corporate-owned life insurance:
Variable life insurance[1]	$1,805	$1,729
Total corporate-owned life insurance	$1,805	$1,729

[1]

The investments underlying the variable life insurance policies are 48% other invested assets, 33% cash and short-term investments and 19% bonds as of December 31, 2025. The investments underlying the variable life insurance policies are 63% cash and short-term investments, 22% other invested assets and 15% bonds as of December 31, 2024.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective January 1, 2025, the Company changed its reserve valuation basis for PRT group annuities due to changes to Valuation Manual 22 - Requirements for Principle-Based Reserves for Non-Variable Annuities Requirements for Principle-Based Reserves for Non-Variable Annuities (“VM-22”). The amendment to VM-22 allows companies, with domiciliary commissioner approval, to determine statutory maximum valuation interest rates for non-jumbo contracts (initial premium less than $250 million) as if they were jumbo contracts. In December 2024, the Company received approval from the Department to use jumbo valuation interest rates for all PRT group annuity contracts issued after January 1, 2020. As a result of this change, the Company recorded a $106 million increase to statutory capital and surplus.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $38 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. The admitted disallowed IMR in the separate accounts was immaterial as of December 31, 2025 and 2024. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $57 million and $32 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 8, 2026, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$33,611	$-	$33,611	89%

At book value less current surrender charge of 5% or more	1,374	-	1,374	4%

At fair value	-	267	267	1%
Total with market value adjustment or at fair value	$34,985	$267	$35,252	94%

At book value without adjustment (minimal or no charge or adjustment)	2,152	-	2,152	6%

Not subject to discretionary withdrawal	35	1	36	0%
Total, gross	$37,172	$268	$37,440	100%

Less: Reinsurance ceded	(2,910)	-	(2,910)
Total, net	$34,262	$268	$34,530
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$332	$-	$332

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$31,657	$-	$31,657	90%

At book value less current surrender charge of 5% or more	924	-	924	3%

At fair value	-	273	273	1%

Total with market value adjustment or at fair value	$32,581	$273	$32,854	94%

At book value without adjustment (minimal or no charge or adjustment)	2,243	-	2,243	6%

Not subject to discretionary withdrawal	34	-	34	0%

Total, gross	$34,858	$273	$35,131	100%

Less: Reinsurance ceded	(2,327)	-	(2,327)

Total, net	$32,531	$273	$32,804
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$174	$-	$174

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

At fair value	$-	$-	$58	$58	1%
Total with market value adjustment or at fair value	$-	$-	$58	$58	1%

At book value without adjustment (minimal or no charge or adjustment)	8	-	-	8	0%

Not subject to discretionary withdrawal	946	8,187	-	9,133	99%
Total, gross	$954	$8,187	$58	$9,199	100%
Total, net	$954	$8,187	$58	$9,199

December 31, 2024

Subject to discretionary withdrawal:

At fair value	$-	$-	$59	$59	1%

Total with market value adjustment or at fair value	$-	$-	$59	$59	1%

At book value without adjustment (minimal or no charge or adjustment)	9	-	-	9	0%

Not subject to discretionary withdrawal	764	4,988	-	5,752	99%

Total, gross	$773	$4,988	$59	$5,820	100%

Total, net	$773	$4,988	$59	$5,820

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

At fair value	$5	$5	0%
Total with market value adjustment or at fair value	$5	$5	0%

At book value without adjustment (minimal or no charge or adjustment)	58	58	3%

Not subject to discretionary withdrawal	2,110	2,110	97%
Total, gross	$2,173	$2,173	100%
Total, net	$2,173	$2,173

December 31, 2024

Subject to discretionary withdrawal:

At fair value	$6	$6	1%

Total with market value adjustment or at fair value	$6	$6	1%

At book value without adjustment (minimal or no charge or adjustment)	34	34	6%

Not subject to discretionary withdrawal	565	565	93%

Total, gross	$605	$605	100%

Total, net	$605	$605

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$35,207	$33,296

Supplemental contracts with life contingencies, net	9	8

Deposit-type contracts	2,173	605

Subtotal	$37,389	$33,909

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$8,513	$5,320

Subtotal	$8,513	$5,320

Total annuity actuarial reserves and deposit fund liabilities, net	$45,902	$39,229

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed

(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$17	$18	$-	$-	$-

Universal life	330	327	356	-	-	-

Universal life with secondary guarantees	3,084	2,995	9,359	-	-	-

Indexed universal life with secondary guarantees	9,195	7,759	8,262	-	-	-

Other permanent cash value life insurance	-	264	369	-	-	-

Variable life	380	354	715	3,634	3,356	3,356

Subtotal	$12,989	$11,716	$19,079	$3,634	$3,356	$3,356

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	1,219	-	-	-

Disability - active lives	-	-	82	-	-	-

Disability - disabled lives	-	-	66	-	-	-

Miscellaneous reserves	-	-	207	-	-	-

Total, gross	$12,989	$11,716	$20,653	$3,634	$3,356	$3,356

Less: Reinsurance ceded	(361)	(335)	(2,895)	-	-	-

Total, net	$12,628	$11,381	$17,758	$3,634	$3,356	$3,356

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed

(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$17	$18	$-	$-	$-

Universal life	338	334	359	-	-	-

Universal life with secondary guarantees	2,899	2,656	8,253	-	-	-

Indexed universal life with secondary guarantees	7,596	6,262	6,801	-	-	-

Other permanent cash value life insurance	-	212	318	-	-	-

Variable life	333	309	645	2,860	2,654	2,654

Subtotal	$11,166	$9,790	$16,394	$2,860	$2,654	$2,654

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	1,332	-	-	-

Disability - active lives	-	-	74	-	-	-

Disability - disabled lives	-	-	62	-	-	-

Miscellaneous reserves	-	-	217	-	-	-

Total, gross	$11,166	$9,790	$18,079	$2,860	$2,654	$2,654

Less: Reinsurance ceded	(386)	(352)	(2,924)	-	-	-

Total, net	$10,780	$9,438	$15,155	$2,860	$2,654	$2,654

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:	$17,485	$14,893

Life insurance, net

Disability - active lives, net	81	73

Disability - disabled lives, net	65	61

Miscellaneous reserves, net	127	128

Subtotal	$17,758	$15,155

Separate accounts annual statement:

Life insurance	$3,356	$2,654

Subtotal	$3,356	$2,654

Total life insurance actuarial reserves, net	$21,114	$17,809

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		December 31, 2024

(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)

Product / Transaction:

Pension risk transfer group annuities	$8,443	$-	$5,181	$-

Life insurance	3,635	-	2,861	-

Individual annuities	325	-	332	-

Total	$12,403	$-	$8,374	$-

Amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account have been immaterial for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2025

Premiums, considerations or deposits	$3,406	$504	$3,910

Reserves

For accounts with assets at:

Fair value	$-	$3,682	$3,682

Amortized cost	8,187	-	8,187

Total reserves[1]	$8,187	$3,682	$11,869

By withdrawal characteristics:

At fair value	$-	$3,681	$3,681

Subtotal	$-	$3,681	$3,681

Not subject to discretionary withdrawal	8,187	1	8,188

Total reserves[1]	$8,187	$3,682	$11,869

1

The total reserves balance does not equal the liabilities related to separate accounts of $12.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $534 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2024

Premiums, considerations or deposits	$2,484	$375	$2,859

Reserves

For accounts with assets at:	$-	$2,986	$2,986

Fair value

Amortized cost	4,988	-	4,988

Total reserves[1]	$4,988	$2,986	$7,974

By withdrawal characteristics:

At fair value	$-	$2,986	$2,986

Subtotal	$-	$2,986	$2,986

Not subject to discretionary withdrawal	4,988	-	4,988

Total reserves[1]	$4,988	$2,986	$7,974

1

The total reserves balance does not equal the liabilities related to separate accounts of $8.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $400 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,

(in millions)	2025	2024	2023

Net transfers as reported in the statutory statements of operations of the separate accounts:

Transfers to separate accounts	$3,910	$2,859	$1,671

Transfers from separate accounts	(741)	(405)	(237)

Net transfers to separate accounts	$3,169	$2,454	$1,434

Reconciling adjustments:

Exchange accounts offsetting in the general account	16	7	9

Other miscellaneous adjustments not included in the general account balance	1	-	-

Net transfers as reported in the statutory statements of operations	$3,186	$2,461	$1,443

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value

December 31, 2025

Bonds:

Issuer credit obligations:

U.S. government obligations	$2	$-	$-	$2

Non-U.S. sovereign jurisdiction securities	1,078	22	35	1,065

Municipal bonds – general obligations (direct and guaranteed)	370	4	19	355

Municipal bonds – special revenue	2,326	19	194	2,151

Project finance bonds issued by operating entities (unaffiliated)	1,947	33	95	1,885

Corporate bonds (unaffiliated)	31,080	329	1,717	29,692

Single entity backed obligations (unaffiliated)	668	9	23	654

Bank loans – issued (unaffiliated)	347	1	13	335

Other issuer credit obligations (unaffiliated)	657	9	22	644

Total issuer credit obligations	$38,475	$426	$2,118	$36,783

Asset backed-securities:

Financial – self-liquidating agency residential mortgage-backed securities – guaranteed	$38	$1	$-	$39

Agency residential mortgage-backed securities – not/partially guaranteed	228	2	2	228

Non-agency residential mortgage-backed securities (unaffiliated)	853	5	15	843

Non-agency commercial mortgage-backed securities (unaffiliated)	840	3	17	826

Non-agency – CLOs/CBOs/CDOs (unaffiliated)	2,968	9	4	2,973

Other financial – self-liquidating (unaffiliated)	402	4	-	406

Financial – not self-liquidating equity backed securities (unaffiliated)	403	1	1	403

Other financial – not self-liquidating (unaffiliated)	166	-	9	157

Other non-financial – full analysis (unaffiliated)	191	1	-	192

Total asset-backed securities	$6,089	$26	$48	$6,067

Total bonds	$44,564	$452	$2,166	$42,850

Common stocks unaffiliated	$115	$-	$-	$115

Preferred stocks unaffiliated	3	-	-	3

Total unaffiliated stocks	$118	$-	$-	$118

Total bonds and unaffiliated stocks	$44,682	$452	$2,166	$42,968

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value

December 31, 2024

Bonds:

U.S. Government	$1	$-	$-	$1

States, territories and possessions	612	2	54	560

Political subdivisions	204	-	26	178

Special revenues	1,809	6	183	1,632

Industrial and miscellaneous	31,904	136	2,582	29,458

Asset-backed securities	4,866	22	91	4,797

Total bonds	$39,396	$166	$2,936	$36,626

Common stocks unaffiliated	$45	$-	$-	$45

Preferred stocks unaffiliated	3	-	-	3

Total unaffiliated stocks	$48	$-	$-	$48

Total bonds and unaffiliated stocks	$39,444	$166	$2,936	$36,674

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value

Bonds:

Due in one year or less	$1,938	$1,933

Due after one year through five years	11,459	11,373

Due after five years through ten years	9,707	9,571

Due after ten years through twenty years	10,107	9,657

Due after twenty years	11,353	10,316

Total bonds	$44,564	$42,850

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total

(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

December 31, 2025

Bonds:

Issuer credit obligations	$2,648	$73	$18,735	$2,078	$21,383	$2,151

Asset-backed securities	947	2	1,003	46	1,950	48

Total bonds	$3,595	$75	$19,738	$2,124	$23,333	$2,199

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities that have been identified as having other-than-temporary impairments.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company had no mortgage loans with an allowance for credit losses.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,996	$129	$4,125	$4,125	$-	$4,125
Industrial	3,089	105	3,194	3,194	-	3,194
Office	664	310	974	955	19	974
Retail	1,588	-	1,588	1,588	-	1,588
Other	277	26	303	303	-	303
Total[1]	$9,614	$570	$10,184	$10,165	$19	$10,184
Weighted average DSC ratio	2.12	1.70	2.09	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	63%	152%	63%

December 31, 2024
Apartment	$3,834	$56	$3,890	$3,871	$19	$3,890
Industrial	2,630	80	2,710	2,710	-	2,710
Office	930	155	1,085	1,084	1	1,085
Retail	1,772	32	1,804	1,804	-	1,804
Other	299	40	339	339	-	339
Total[1]	$9,465	$363	$9,828	$9,808	$20	$9,828
Weighted average DSC ratio	2.21	1.54	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	70%	61%

1	Excludes $4 million and $46 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23.0% and 24.0%, respectively, in a geographic region in the U.S., no more than 41.0% and 40.0%, respectively, in a property type and no more than 2.0% and 1.0%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 6.2% and 5.2%, respectively, and for those originated or acquired during 2024 were 6.5% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 90.0% and 89.0%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $546 million and $210 million as of December 31, 2025 and 2024, respectively. The Company held $293 million and $161 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets was $293 million and $162 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $299 million and $165 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $266 million and $54 million in non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, 2024	2023
Bonds	$1,901	$1,695	$1,397
Mortgage loans	443	399	345
Policy loans	20	9	13
Derivative instruments[1]	(36)	(55)	(356)
Other	98	88	102
Gross investment income	$2,426	$2,136	$1,501
Investment expenses	(64)	(59)	(50)
Net investment income	$2,362	$2,077	$1,451

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $530 million and $463 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital (losses) gains on sales and maturities	$(44)	$(2)	$(18)
Net realized derivative gains (losses)	1	-	-
Other-than-temporary impairments and other	(2)	(19)	(31)
Total net realized capital losses	$(45)	$(21)	$(49)
Tax (expense) benefit on net losses	(1)	(1)	3
Net realized capital losses, net of tax	$(46)	$(22)	$(46)
Less: Net realized losses transferred to the IMR	(31)	(6)	(18)
Net realized capital losses, net of tax and transfers to the IMR	$(15)	$(16)	$(28)

For the year ended December 31, 2025, the gross realized gains and gross realized losses on sales of bonds were $10 million and $39 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $7 million and $22 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $5 million and $24 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $380 million and $482 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there was $361 million and $320 million of outstanding commitments to purchase bonds, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$293	$161
Federal Home Loan Bank capital stock	115	45
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	3,687	2,420
Pledged as collateral not captured in other categories	189	151
Assets held under modified coinsurance reinsurance agreements	1,042	935
Assets held under funds withheld reinsurance agreements	2,285	1,944
Other restricted assets	5	5
Total restricted assets	$7,616	$5,661

1	Excludes $266 million and $54 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

	$		$		$		$		$

(in millions)	Notional amount		Net carrying value		Fair value asset		Fair value liability		Average fair value
December 31, 2025
Options		$55,155		$1,007		$2,368		$-		$-
Cross currency swaps		3,027		(49)		142		(102)		-
Total return swaps		247		-		-		-		-
Futures		397		-		-		-		-
Interest rate swaps		667		-		-		-		-
Forwards		207		-		-		-		-
Total derivatives[1]		$59,700		$958		$2,510		$(102)		$-

December 31, 2024
Options		$52,961		$903		$1,825		$-		$-
Cross currency swaps		2,497		189		212		(9)		1
Total return swaps		470		-		-		-		-
Futures		218		-		-		-		-
Total derivatives[1]		$56,146		$1,092		$2,037		$(9)		$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $2.3 billion and $1.9 billion of cash collateral and held $311 million and $225 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $66 million and $9 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $12 million and $7 million as of December 31, 2025 and 2024, respectively.

During 2025, 2024, and 2023, the Company recorded unrealized gains (losses) of $(238) million, $101 million, and $(52) million, respectively, related to its cross-currency swap derivative program, which were recognized in capital and surplus. Realized gains and losses on derivative instruments were immaterial for all periods presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

	$		$		$		$		$
(in millions)	Level 1		Level 2		Level 3		Net Asset Value (NAV)		Total
Assets
Bonds:
Issuer credit obligations		$-		$-		$1		$-		$1
Asset-backed securities		-		1		-		-		1
Total bonds		$-		$1		$1		-		$2
Preferred stocks unaffiliated		-		-		3		-		3
Common Stocks unaffiliated		-		115		-		-		115
Separate account assets		3,960		-		-		-		3,960
Assets at fair value		$3,960		$116		$4		$-		$4,080

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2025:

	$		$		$
(in millions)	Bonds		Preferred stocks unaffiliated		Total
Balance as of December 31, 2024		$-		$3		$3
Transfers into level 3		3		-		3
Net gains (losses):						-
In net income		(1)		-		(1)
In surplus		(1)		-		(1)
Balance as of December 31, 2025		$1		$3		$4

Transfers into and out of Level 3 during the period ended December 31, 2025 are due to changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

	$		$		$		$
(in millions)	Level 1		Level 2		Level 3		Total
Assets
Bonds		$-		$5		$-		$5
Preferred stocks unaffiliated		-		-		3		3
Common stocks unaffiliated		-		45		-		45
Separate account assets		3,193		-		-		3,193
Assets at fair value		$3,193		$50		$3		$3,246

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2024:

	$		$		$
(in millions)	Bonds		Preferred stocks unaffiliated		Total
Balance as of December 31, 2023		$-		$4		$-
Net gains (losses):						-
In surplus		$-		(1)		-
Balance as of December 31, 2024		$-		$3		$-

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$2	$27,720	$9,059	$-	$36,781	$38,473
Asset-backed securities	-	5,149	918	-	6,067	6,089
Total bonds	$2	$32,869	$9,977	$-	$42,848	$44,562
Mortgage loans, net of allowance	-	-	9,356	-	9,356	10,188
Policy loans	-	-	548	-	548	548
Derivative assets	-	142	2,368	-	2,510	1,091
Cash, cash equivalents and short-term investments	60	3,256	92	-	3,408	3,408
Securities lending collateral assets	293	-	-	-	293	293
Other invested assets	-	134	4	31	169	165
Separate account assets	279	4,075	3,987	3	8,344	8,443
Total assets	$634	$40,476	$26,332	$34	$67,476	$68,698
Liabilities:
Investment contracts	$-	$-	$2,103	$-	$2,103	$2,092
Derivative liabilities	-	102	-	-	102	133
Total liabilities	$-	$102	$2,103	$-	$2,205	$2,225

December 31, 2024
Assets:
Bonds	$1	$28,704	$7,916	$-	$36,621	$39,391
Mortgage loans, net of allowance	-	-	8,653	-	8,653	9,874
Policy loans	-	-	412	-	412	412
Derivative assets	-	212	1,825	-	2,037	1,098
Cash, cash equivalents and short-term investments	(5)	2,344	-	-	2,339	2,339
Securities lending collateral assets	162	-	-	-	162	162
Separate account assets	580	2,815	1,603	-	4,998	5,181
Total assets	$738	$34,075	$20,409	$-	$55,222	$58,457
Liabilities:
Investment contracts	$-	$-	$504	$-	$504	$556
Derivative liabilities	-	9	-	-	9	6
Total liabilities	$-	$9	$504	$-	$513	$562

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2025
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$645	$3	$648
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$645	$3	$648
Less: Deferred tax assets nonadmitted	319	-	319
Net admitted deferred tax assets	$326	$3	$329
Less: Deferred tax liabilities	68	33	101
Net admitted deferred tax assets	$258	$(30)	$228

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$578	$14	$592
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$578	$14	$592
Less: Deferred tax assets nonadmitted	327	-	327
Net admitted deferred tax assets	$251	$14	$265
Less: Deferred tax liabilities	46	27	73
Net admitted deferred tax assets	$205	$(13)	$192

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$648	$592	$56
Total deferred tax liabilities	(101)	(73)	(28)
Net deferred tax assets	$547	$519	$28
Less: Tax effect of unrealized gains and losses			(20)
Change in deferred income tax			$48

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	$		$		$
	December 31, 2025
(in millions)	Ordinary		Capital		Total
Adjusted gross deferred tax assets expected to be realized[1]		$226		$2		$228

Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		100		1		101
Admitted deferred tax assets		$326		$3		$329

	$		$		$
	December 31, 2024
(in millions)	Ordinary		Capital		Total
Adjusted gross deferred tax assets expected to be realized[1]		$184		$8		$192

Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		67		6		73
Admitted deferred tax assets		$251		$14		$265

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $528 million and $496 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3.5 billion and $3.3 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 633% and 640% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2025
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	5.30%	0.00%	5.30%
Net admitted adjusted gross deferred tax assets	11.83%	0.00%	11.83%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2025 and 2024.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2025	2024	Change
Deferred tax assets

Ordinary:
Future policy benefits and claims	$189	$178	$11
Investments	83	43	40
Deferred acquisition costs	347	296	51
Tax credit carry-forward	-	32	(32)
Other	26	29	(3)
Subtotal	$645	$578	$67
Nonadmitted	$(319)	$(327)	$8
Admitted ordinary deferred tax assets	$326	$251	$75
Capital:
Investments	$3	$14	$(11)
Subtotal	$3	$14	$(11)
Admitted capital deferred tax assets	$3	$14	$(11)
Admitted deferred tax assets	$329	$265	$64

Deferred tax liabilities
Ordinary:
Investments	$(29)	$(16)	$(13)
Future policy benefits and claims	(22)	(13)	(9)
Other	(17)	(17)	-
Subtotal	$(68)	$(46)	$(22)
Capital:
Investments	$(33)	$(27)	$(6)
Subtotal	$(33)	$(27)	$(6)
Deferred tax liabilities	$(101)	$(73)	$(28)
Net deferred tax assets	$228	$192	$36

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2025 and 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to loss before tax as follows, for the years ended:

	December 31,
(in millions)	2025	2024	2023
Current income tax (benefit) expense	$(22)	$(8)	$216
Change in deferred income tax (without tax on unrealized gains and losses)	(48)	(19)	(195)
Total income tax (benefit) expense reported	$(70)	$(27)	$21

Loss before income and capital gains taxes	$(175)	$(71)	$(314)
Federal statutory tax rate	21%	21%	21%
Expected income tax benefit at statutory tax rate	$(37)	$(15)	$(66)
(Decrease) increase in actual tax reported resulting from:
Change in cash surrender value of corporate-owned life insurance	(17)	(10)	(7)
Tax adjustment for interest maintenance reserve	(7)	(1)	(4)
Initial ceding commission and expense allowance	(7)	(6)	104
Other	(2)	5	(6)
Total income tax (benefit) expense reported	$(70)	$(27)	$21

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company	Scottsdale Indemnity Company
Nationwide Affinity Insurance Company of America	Scottsdale Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Surplus Lines Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Company
Nationwide Assurance Company	Titan Insurance Services, Inc.
Nationwide Cash Management Company	Veterinary Pet Insurance Company
Nationwide Corporation	Victoria Fire & Casualty Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company
Nationwide Financial General Agency, Inc.	VPI Services, Inc.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(9)	FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $94 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $553 million as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Borrowings are not subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $1.7 billion and $554 million for the years ended December 31, 2025 and 2024, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Bonds and mortgage loans with a carrying value of $3.7 billion (4.8% of total admitted assets) and fair value of $3.5 billion (4.5% of total admitted assets) as of December 31, 2025 and carrying value of $2.4 billion (3.7% of total admitted assets) and fair value of $2.2 billion (3.4% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $3.8 billion and fair value of $3.6 billion for the year ended December 31, 2025, and a carrying value of $2.4 billion and fair value of $2.3 billion for the year ended December 31, 2024.

(10)	Reinsurance

Prior to the October 1, 2023 recapture, the Company had an intercompany reinsurance agreement with Olentangy whereby the Company ceded a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that included Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members had joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL would exit the Reinsurance Pool and Olentangy would become solely liable. The Company had recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which was being amortized into operations in future periods as earnings emerge from the business reinsured. Upon recapture, the remaining unamortized balance of $142 million was fully amortized into operations. Amounts ceded to Olentangy under the reinsurance agreement prior to recapture during 2023 included premiums of $44 million, benefits and claims of $51 million and net investment earnings on funds withheld assets of $38 million. The recapture settlement included payment from Olentangy of $1.2 billion, equal to the funds withheld balance as of October 1, 2023 in accordance with the reinsurance agreement, which was recorded as a reduction to the inception-to-date ceded premiums of $1.9 billion and commissions and expense allowances on reinsurance ceded of $700 million.

Effective October 1, 2023, the Company entered into an intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC (“Eagle”) whereby certain universal life insurance and term life insurance policies are ceded on a coinsurance with funds withheld basis. Eagle, an affiliated wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company. Eagle paid the Company $853 million as settlement of the initial reinsurance transaction on October 1, 2023. The Company recognized $179 million of this settlement in the statutory statements of operations as commissions and expense allowances on reinsurance ceded, equal to the amount of current federal income tax, with the remaining $674 million included in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2025, 2024 and 2023 included premiums of $70 million, $83 million and $2.3 billion, respectively, benefits and claims of $102 million, $105 million and $30 million, respectively and net investment earnings on funds withheld assets of $62 million, $63 million and $15 million, respectively. In order for the Company to record a reinsurance reserve credit of $2.3 billion for the ceded block, the Company is holding assets in funds withheld for the benefit of Eagle with a carrying value of $1.4 billion and a fair value of $1.3 billion as of December 31, 2025, 2024 and 2023. Eagle was granted a permitted practice from the Department to record an excess of loss reinsurance recoverable from an unaffiliated reinsurer of $895 million and $861 million as of December 31, 2025 and 2024, respectively, as an admitted asset qualifying as other security under Actuarial Guideline 48 for the benefit of the Company. Amounts payable to Eagle related to the reinsurance agreement were $46 million and $5 million as of December 31, 2025 and 2024, respectively.

The Company has entered into a 100% coinsurance agreement with funds withheld with Eagle to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed annuity and fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The Company has recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2025, 2024 and 2023 included premiums of $309 million, $226 million and $158 million, respectively, and net investment earnings on funds withheld assets of $31 million, $17 million and $10 million, respectively. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets was $874 million and $499 million, respectively, which equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded was $2.9 billion and $2.3 billion, respectively. Amounts receivable from Eagle related to the reinsurance agreement was $12 million as of December 31, 2025. Amounts payable to Eagle related to the reinsurance agreement was $21 million as of December 31, 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of December 31, 2025 and 2024, respectively. Amounts recoverable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums ceded under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $429 million and $457 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2025 and 2024, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $41 million and $61 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $185 million, $201 million, and $160 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $2.4 billion and $1.9 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company an immaterial amount for the distribution and servicing of these funds.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Amounts on deposit with NCMC for the benefit of the Company were $2.1 billion and $1.7 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.6 billion and $1.5 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2023, the Company received a total distribution from Olentangy of $80 million, comprised of a return of contributed surplus of $67 million and a dividend of $13 million.

During 2025 and 2024 the Company received capital contributions of $400 million from NLIC. During 2026, the Company received additional capital contributions of $100 million from NLIC as of the subsequent event date.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement do not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988, are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2025 and 2024 were immaterial.

During 2025 and 2024, the Company paid capital contributions of $7 million and $6 million, respectively, to NWSBL. During 2026, the Company paid an additional capital contribution of $7 million to NWSBL as of the subsequent event date. The entire investment in NWSBL was nonadmitted as of December 31, 2025 and 2024.

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2024, NTC had an outstanding borrowing of $90 million. Upon maturity on March 20, 2025, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 19, 2026. As of December 31, 2025, NTC had an outstanding balance of $80 million. Upon maturity on March 19, 2026, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $80 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 18, 2027. The outstanding balance on this note is $80 million as of the subsequent event date.

As of December 31, 2025, the Company and NLIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion with the Company being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2024, the Company had a $550 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $550 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding borrowing of $550 million from the Company. On March 31, 2026, NWSBL and the co-lenders entered into a $3.0 billion second replacement unsecured promissory note and revolving line of credit agreement that supersedes the previous $2.5 billion replacement unsecured promissory note and revolving line of credit agreement. The $3.0 billion agreement has an interest rate of 1-month SOFR plus 0.91%, a maturity date of December 9, 2026 and the outstanding balance remains $1.1 billion with the Company as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $38 million as of December 31, 2025 and 2024. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLIC. The impact of this transaction was immaterial to net income and capital and surplus.

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NLIC for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $3.7 billion and statutory net loss for 2025 was $153 million. Due to the Company’s unassigned deficit as of December 31, 2025, any dividend paid by the Company in 2025 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions) Column A	Column B	Column C	Column D

Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2

Obligations of states and political subdivisions	2,331	2,190	2,331

Foreign governments	877	864	877

Public utilities	5,724	5,462	5,739

All other corporate, mortgage-backed and asset-backed securities	35,592	34,332	35,615

Total fixed maturities	$44,526	$42,850	$44,564

Equity securities:

Common Stocks:

Industrial, miscellaneous and all other	$115	$115	$115

Nonredeemable preferred stocks	2	3	3

Total equity securities	$117	$118	$118

Mortgage loans	$10,188		$10,188

Cash, cash equivalents and short-term investments	3,408		3,408

Policy loans	548		548

Other long-term investments[1]	3,118		3,117

Total invested assets	$61,905		$61,943

1

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $39 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2025, 2024 and 2023 and for each of the years then ended:

(in millions) Column A	Column B	Column C	Column D	Column E	Column F

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2025

Life insurance in force	$324,209	$(97,581)	$-	$226,628	0.0%

Life insurance premiums	$3,967	$(275)	$-	$3,692	0.0%

2024

Life insurance in force	$294,948	$(96,950)	$-	$197,998	0.0%

Life insurance premiums	$3,312	$(265)	$-	$3,047	0.0%

2023

Life insurance in force	$267,086	$(94,561)	$-	$172,525	0.0%

Life insurance premiums	$2,879	$(623)	$-	$2,256	0.0%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.